                                                                 APRIL 30, 2012

METLIFE PERSONAL INCOMEPLUS(R) ANNUITY CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
This Prospectus describes group non-qualified and qualified MetLife Personal IncomePlus variable income annuities ("Income Annuities").
--------------------------------------------------------------------------------
Income annuities are purchased to produce income. There is no accumulation of cash value in an income annuity. Although certain purchasers may make withdrawals of all or part of the value of future income payments, this Income Annuity is not designed for those seeking to accumulate cash values for future withdrawal. The investment choices available to allocate Your purchase payment for the Income Annuity are listed in this Prospectus. Your choices may include the Fixed Income Option (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Metropolitan Series Fund ("Metropolitan Fund"), Portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus.

                                  AMERICAN FUNDS(R)
                                  --------------
AMERICAN FUNDS BOND                          AMERICAN FUNDS GROWTH
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION   AMERICAN FUNDS GROWTH-INCOME
                                  MET INVESTORS FUND
                                  ------------------
AMERICAN FUNDS(R) BALANCED ALLOCATION        MET/FRANKLIN MUTUAL SHARES
AMERICAN FUNDS(R) GROWTH ALLOCATION          MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
AMERICAN FUNDS(R) MODERATE ALLOCATION        MET/TEMPLETON GROWTH
BLACKROCK LARGE CAP CORE                     METLIFE AGGRESSIVE STRATEGY
CLARION GLOBAL REAL ESTATE                   MFS(R) RESEARCH INTERNATIONAL
HARRIS OAKMARK INTERNATIONAL                 MORGAN STANLEY MID CAP GROWTH
INVESCO SMALL CAP GROWTH                     PIMCO INFLATION PROTECTED BOND
JANUS FORTY                                  PIMCO TOTAL RETURN
LAZARD MID CAP                               RCM TECHNOLOGY
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH     SSGA GROWTH AND INCOME ETF
LORD ABBETT BOND DEBENTURE                   SSGA GROWTH ETF
LORD ABBETT MID CAP VALUE                    T. ROWE PRICE MID CAP GROWTH
MET/FRANKLIN INCOME
                                  METROPOLITAN FUND
                                  -----------------
BAILLIE GIFFORD INTERNATIONAL STOCK          METLIFE MID CAP STOCK INDEX
BARCLAYS CAPITAL AGGREGATE BOND INDEX        METLIFE MODERATE ALLOCATION
BLACKROCK AGGRESSIVE GROWTH                  METLIFE MODERATE TO AGGRESSIVE ALLOCATION
BLACKROCK BOND INCOME                        METLIFE STOCK INDEX
BLACKROCK DIVERSIFIED                        MFS(R) TOTAL RETURN
BLACKROCK LARGE CAP VALUE                    MFS(R) VALUE
BLACKROCK LEGACY LARGE CAP GROWTH            MSCI EAFE(R) INDEX
DAVIS VENTURE VALUE                          NEUBERGER BERMAN GENESIS
FI VALUE LEADERS                             OPPENHEIMER GLOBAL EQUITY
JENNISON GROWTH                              RUSSELL 2000(R) INDEX
LOOMIS SAYLES SMALL CAP CORE                 T. ROWE PRICE LARGE CAP GROWTH
LOOMIS SAYLES SMALL CAP GROWTH               T. ROWE PRICE SMALL CAP GROWTH
MET/ARTISAN MID CAP VALUE                    WESTERN ASSET MANAGEMENT STRATEGIC BOND
METLIFE CONSERVATIVE ALLOCATION              OPPORTUNITIES
METLIFE CONSERVATIVE TO MODERATE ALLOCATION  WESTERN ASSET MANAGEMENT U.S. GOVERNMENT

Certain Portfolios have been subject to a change. Please see "Appendix D -- Additional Information Regarding the Portfolios".

HOW TO LEARN MORE:
Before investing, read this Prospectus. The Prospectus contains information about the Income Annuities and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated April 30, 2012. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 44 of this Prospectus.

To request a free copy of the SAI or to ask questions about the Income Annuity, write or call:
Metropolitan Life Insurance Company
MetLife Retirement Products
P.O. Box 14660
Lexington, KY 40512-4660
Attn: Personal IncomePlus Unit
Toll Free Phone: (866) 438-6477

The Securities and Exchange Commission has a website (http://www.sec.gov) which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.






 INCOME ANNUITIES AVAILABLE:
   .  Non-Qualified
   .  Qualified

 A WORD ABOUT INVESTMENT RISK:
 An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:
   .  a bank deposit or obligation;
   .  federally insured or guaranteed; or
   .  endorsed by any bank or other financial institution.

TABLE OF CONTENTS

       Important Terms You Should Know.............................. 4

       Table of Expenses............................................ 6

       Annuity Unit Values for Each Investment Division............. 10

       MetLife...................................................... 11

       Metropolitan Life Separate Account E......................... 11

       Variable Annuities........................................... 11

       Your Investment Choices...................................... 12

         Certain Payments We Receive with Regard to the Portfolios.. 17

       Income Annuities............................................. 18

         Income Payment Types....................................... 18

         Withdrawal Option.......................................... 20

           Requesting a Withdrawal.................................. 21

         Death Benefit.............................................. 22

         Minimum Purchase Payment................................... 22

         The Value of Your Income Payments.......................... 22

         Reallocation Privilege..................................... 24

         Contract Fee............................................... 28

         Charges.................................................... 28

           Insurance-Related or Separate Account Charge............. 28

           Investment-Related Charge................................ 29

           Withdrawal Processing Fee................................ 29

         Premium and Other Taxes.................................... 29

         Free Look.................................................. 29

       General Information.......................................... 29

         Administration............................................. 29

           Purchase Payments........................................ 29

           Confirming Transactions.................................. 30

           Processing Transactions.................................. 30

             By Telephone........................................... 30

             After Your Death....................................... 31

             Misstatement........................................... 31

             Third Party Requests................................... 31

             Valuation -- Suspension of Payments.................... 31

         Advertising Performance.................................... 32

         Changes to Your Income Annuity............................. 33

         Voting Rights.............................................. 33

         Who Sells the Income Annuities............................. 34

         Financial Statements....................................... 36


         Your Spouse's Rights........................................ 36

         When We Can Cancel Your Income Annuity...................... 36

       Income Taxes.................................................. 37

       Legal Proceedings............................................. 43

       Table of Contents for the Statement of Additional Information. 44

       APPENDIX A -- PREMIUM TAX TABLE............................... 45

       APPENDIX B -- ANNUITY UNIT VALUES TABLE....................... 46

       APPENDIX C -- PORTFOLIO LEGAL AND MARKETING NAMES............. 83

       APPENDIX D -- ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS. 84

The Income Annuities are not intended to be offered anywhere they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Income Annuities other than the information in this Prospectus, supplements to the prospectus or any supplemental sales material we authorize.

IMPORTANT TERMS YOU SHOULD KNOW

ANNUITY PURCHASE RATE

The annuity purchase rate is the dollar amount You would need to purchase an Income Annuity paying $1 per payment period. For example, if it would cost $50 to buy an annuity that pays You $1 a month for the rest of Your life, then the annuity purchase rate for that life income annuity is $50. The annuity purchase rate is a component in determining the number of annuity units credited to You with Your purchase payment. (The other component is the amount of the purchase payment.) The annuity purchase rate is based on the annuity income payment type You purchase (which may include a withdrawal option), Your age, sex (where permitted), number of payments remaining and the Assumed Investment Return for variable income payments or an interest rate determined by MetLife for fixed income payments. Each time You request a reallocation between the Fixed Income Option and the investment divisions of the Separate Account or request a withdrawal (if Your Income Annuity has this feature), the annuity purchase rate is reset to reflect any changes in these components. The reset annuity purchase rate represents the Assumed Investment Return or interest rate and Your age, sex (where permitted) and number of payments remaining as if You were purchasing the same annuity contract on the date of the reallocation or withdrawal.

ANNUITY UNIT VALUE

With an Income Annuity, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units as of the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark to which the investment performance of a given investment division is compared in order to determine all subsequent payments to You. You choose the AIR at application. The decision is irrevocable. The AIR may range from 3% to 6%.

CONTRACT

A Contract is the legal agreement between You and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under a group annuity contract. You as the participant or annuitant receive a certificate under the Contract. This document contains relevant provisions of Your Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange".

GOOD ORDER

A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If You have any questions, You should contact us or Your MetLife Designated Office before submitting the form or request.

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When You allocate a purchase payment or make reallocations of Your income payment to an investment division, the investment division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, Met Investors Fund or American Funds(R).

METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

METLIFE DESIGNATED OFFICE

Your MetLife Designated Office is the MetLife office that will generally handle the administration of Your Income Annuity. Your payment statement and/or check stub will indicate the address of Your MetLife Designated Office. The telephone number to call to initiate a request is 1-866-438-6477.

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in the Income Annuities.

VARIABLE ANNUITY

An annuity in which income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a Variable Annuity.

YOU

In this Prospectus, depending on the context, "You" is a natural person and may mean either the purchaser of the Income Annuity or the annuitant for whom money is invested under group arrangements.

   TABLE OF EXPENSES -- METLIFE PERSONAL INCOME PLUS INCOME ANNUITIES

  The following tables describe the expenses You will pay when You buy, hold or withdraw amounts from Your Income Annuity. The first table describes charges You will pay at the time You purchase the Income Annuity, make withdrawals from Your Income Annuity or make reallocations between the investment divisions of Your Income Annuity. The tables do not show premium taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions - see "Appendix A") and other taxes which may apply. There are no fees for the Fixed Income Option

--------------------------------------------------------------------------------

      CONTRACT OWNER TRANSACTION EXPENSES
        Sales Load Imposed on Purchase Payments.........None..............
        Withdrawal Processing Fee(1) for each withdrawal $95..............
        Reallocation Fee(2)........................ Charge: None Current..
                              Maximum Charge: $30 Guaranteed..............

  ------------------------------------------------------------------------------
  The second table describes the fees and expenses that You will bear periodically during the time You hold the Income Annuity, but does not include fees and expenses for the Portfolios.

        Separate Account Charge (as a percentage of the value we
        have designated in the investment divisions to generate
        Your income payment)(3)
          General Administrative Expenses Charge...................... 20%
          Mortality and Expense Risk Charge........................... 75%
          Total Separate Account Annual Charge(3).... Maximum Guaranteed
          Charge: .95%...................................................

  ------------------------------------------------------------------------------
  The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that You may bear periodically while You hold Your Contract. Certain Portfolios may impose a redemption fee in the future. All of the Portfolios listed below are Class A except for the American Funds(R) Balanced Allocation, American Funds(R) Growth Allocation and American Funds(R)
  Moderate Allocation, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy and Met/Templeton Growth, which are Class B Portfolios, and the Portfolios of the American Funds(R), which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses. Current prospectuses for the Portfolios can be obtained by calling 1-866-438-6477.

 Total Annual American Funds(R), Met Investors Fund and
 Metropolitan Fund Operating Expenses for the fiscal year      Minimum Maximum
 ending December 31, 2011                                      ------- -------
   (expenses that are deducted from Fund assets, including
   management fees, distribution and/or service (12b-1) fees
   and other expenses)........................................  0.27%   1.14%

/1/ Subject to MetLife's underwriting requirements, we may make available a withdrawal option under Your Income Annuity. If the withdrawal option is available under Your Income Annuity, You can choose to add a withdrawal option that permits You to withdraw amounts from Your annuity. This option is described in more detail later in this Prospectus. Choosing this option will typically result in lower income payments than if this feature had not been chosen.

/2/ We reserve the right to limit reallocations as described later in this Prospectus. We reserve the right to impose a reallocation fee. The amount of this fee will be no greater than $30 per reallocation.

/3/ Pursuant to the terms of the Contract, our total Separate Account Charge will not exceed .95% of the value we have designated in the investment divisions to generate Your income payments for the Income Annuities. For purposes of presentation here, we estimated the allocation between general administrative expenses and the mortality and expense risk charge. The rate that applies may be less than the maximum rate, as described in more detail later in this Prospectus. If the Income Annuity is purchased directly from MetLife, the rate that applies also may be less than the maximum rate depending on the level of distribution assistance provided to us by Your employer, association or group. The levels depend on various factors pertaining to the amount of access we are given to potential purchasers. The rate that applies is stated in Your Income Annuity.

    We are waiving 0.08% of the Separate Account Charge for the investment division investing in the BlackRock Large-Cap Core Portfolio.


   TABLE OF EXPENSES (CONTINUED)


                                                                            DISTRIBUTION          ACQUIRED   TOTAL
                                                                               AND/OR               FUND    ANNUAL
                                                                 MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING
  AMERICAN FUNDS(R) -- CLASS 2                                      FEE     (12b-1) FEES EXPENSES EXPENSES EXPENSES
---------------------------------------------------------------------------------------------------------------------
  American Funds Bond Fund......................................    0.36%       0.25%      0.02%      --     0.63%
  American Funds Global Small Capitalization Fund...............    0.70%       0.25%      0.04%      --     0.99%
  American Funds Growth Fund....................................    0.32%       0.25%      0.02%      --     0.59%
  American Funds Growth-Income Fund.............................    0.27%       0.25%      0.01%      --     0.53%



                                                                            DISTRIBUTION          ACQUIRED   TOTAL
                                                                               AND/OR               FUND    ANNUAL
                                                                 MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING
  MET INVESTORS FUND                                                FEE     (12b-1) FEES EXPENSES EXPENSES EXPENSES
---------------------------------------------------------------------------------------------------------------------
  American Funds(R) Balanced Allocation Portfolio -- Class B....    0.06%       0.25%      0.01%    0.37%    0.69%
  American Funds(R) Growth Allocation Portfolio -- Class B......    0.07%       0.25%      0.01%    0.39%    0.72%
  American Funds(R) Moderate Allocation Portfolio -- Class B....    0.06%       0.25%      0.01%    0.36%    0.68%
  BlackRock Large Cap Core Portfolio -- Class A.................    0.59%         --       0.05%    0.01%    0.65%
  Clarion Global Real Estate Portfolio -- Class A...............    0.61%         --       0.06%      --     0.67%
  Harris Oakmark International Portfolio -- Class A.............    0.77%         --       0.08%      --     0.85%
  Invesco Small Cap Growth Portfolio -- Class A.................    0.85%         --       0.03%      --     0.88%
  Janus Forty Portfolio -- Class A..............................    0.63%         --       0.03%      --     0.66%
  Lazard Mid Cap Portfolio -- Class A...........................    0.69%         --       0.06%      --     0.75%
  Legg Mason ClearBridge Aggressive Growth Portfolio -- Class A.    0.62%         --       0.03%      --     0.65%
  Lord Abbett Bond Debenture Portfolio -- Class A...............    0.50%         --       0.04%      --     0.54%
  Lord Abbett Mid Cap Value Portfolio -- Class A................    0.67%         --       0.06%      --     0.73%
  Met/Franklin Income Portfolio -- Class B......................    0.74%       0.25%      0.08%      --     1.07%
  Met/Franklin Mutual Shares Portfolio -- Class B...............    0.80%       0.25%      0.07%      --     1.12%
  Met/Franklin Templeton Founding Strategy Portfolio -- Class B.    0.05%       0.25%      0.01%    0.83%    1.14%
  Met/Templeton Growth Portfolio -- Class B.....................    0.68%       0.25%      0.14%      --     1.07%
  MetLife Aggressive Strategy Portfolio -- Class A..............    0.09%         --       0.01%    0.75%    0.85%
  MFS(R) Research International Portfolio -- Class A............    0.68%         --       0.09%      --     0.77%
  Morgan Stanley Mid Cap Growth Portfolio -- Class A............    0.65%         --       0.07%      --     0.72%
  PIMCO Inflation Protected Bond Portfolio -- Class A...........    0.47%         --       0.04%      --     0.51%
  PIMCO Total Return Portfolio -- Class A.......................    0.48%         --       0.03%      --     0.51%
  RCM Technology Portfolio -- Class A...........................    0.88%         --       0.07%      --     0.95%
  SSgA Growth and Income ETF Portfolio -- Class A...............    0.31%         --       0.01%    0.21%    0.53%
  SSgA Growth ETF Portfolio -- Class A..........................    0.32%         --       0.03%    0.24%    0.59%
  T. Rowe Price Mid Cap Growth Portfolio -- Class A.............    0.75%         --       0.03%      --     0.78%




 TABLE OF EXPENSES (CONTINUED)

                                                               -------------------------
                                                                CONTRACTUAL   NET TOTAL
                                                                 FEE WAIVER    ANNUAL
                                                               AND/OR EXPENSE OPERATING
AMERICAN FUNDS(R) -- CLASS 2                                   REIMBURSEMENT  EXPENSES
-----------------------------------------------------------------------------------------
American Funds Bond Fund......................................        --        0.63%
American Funds Global Small Capitalization Fund...............        --        0.99%
American Funds Growth Fund....................................        --        0.59%
American Funds Growth-Income Fund.............................        --        0.53%
                                                               -------------------------

                                                               -------------------------
                                                                CONTRACTUAL   NET TOTAL
                                                                 FEE WAIVER    ANNUAL
                                                               AND/OR EXPENSE OPERATING
MET INVESTORS FUND                                             REIMBURSEMENT  EXPENSES
-----------------------------------------------------------------------------------------
American Funds(R) Balanced Allocation Portfolio -- Class B....        --        0.69%
American Funds(R) Growth Allocation Portfolio -- Class B......        --        0.72%
American Funds(R) Moderate Allocation Portfolio -- Class B....        --        0.68%
BlackRock Large Cap Core Portfolio -- Class A.................      0.01%       0.64%
Clarion Global Real Estate Portfolio -- Class A...............        --        0.67%
Harris Oakmark International Portfolio -- Class A.............      0.02%       0.83%
Invesco Small Cap Growth Portfolio -- Class A.................      0.02%       0.86%
Janus Forty Portfolio -- Class A..............................      0.01%       0.65%
Lazard Mid Cap Portfolio -- Class A...........................        --        0.75%
Legg Mason ClearBridge Aggressive Growth Portfolio -- Class A.        --        0.65%
Lord Abbett Bond Debenture Portfolio -- Class A...............        --        0.54%
Lord Abbett Mid Cap Value Portfolio -- Class A................      0.02%       0.71%
Met/Franklin Income Portfolio -- Class B......................      0.08%       0.99%
Met/Franklin Mutual Shares Portfolio -- Class B...............      0.00%       1.12%
Met/Franklin Templeton Founding Strategy Portfolio -- Class B.      0.01%       1.13%
Met/Templeton Growth Portfolio -- Class B.....................      0.02%       1.05%
MetLife Aggressive Strategy Portfolio -- Class A..............      0.00%       0.85%
MFS(R) Research International Portfolio -- Class A............      0.06%       0.71%
Morgan Stanley Mid Cap Growth Portfolio -- Class A............      0.01%       0.71%
PIMCO Inflation Protected Bond Portfolio -- Class A...........        --        0.51%
PIMCO Total Return Portfolio -- Class A.......................        --        0.51%
RCM Technology Portfolio -- Class A...........................        --        0.95%
SSgA Growth and Income ETF Portfolio -- Class A...............        --        0.53%
SSgA Growth ETF Portfolio -- Class A..........................        --        0.59%
T. Rowe Price Mid Cap Growth Portfolio -- Class A.............        --        0.78%
                                                               -------------------------


   TABLE OF EXPENSES (CONTINUED)



                                                                              DISTRIBUTION          ACQUIRED   TOTAL
                                                                                 AND/OR               FUND    ANNUAL
                                                                   MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING
  METROPOLITAN FUND -- CLASS A                                        FEE     (12b-1) FEES EXPENSES EXPENSES EXPENSES
-----------------------------------------------------------------------------------------------------------------------
  Baillie Gifford International Stock Portfolio...................    0.83%        --        0.12%      --     0.95%
  Barclays Capital Aggregate Bond Index Portfolio.................    0.25%        --        0.03%      --     0.28%
  BlackRock Aggressive Growth Portfolio...........................    0.73%        --        0.04%      --     0.77%
  BlackRock Bond Income Portfolio.................................    0.34%        --        0.03%      --     0.37%
  BlackRock Diversified Portfolio.................................    0.46%        --        0.05%      --     0.51%
  BlackRock Large Cap Value Portfolio.............................    0.63%        --        0.03%      --     0.66%
  BlackRock Legacy Large Cap Growth Portfolio.....................    0.71%        --        0.02%      --     0.73%
  Davis Venture Value Portfolio...................................    0.70%        --        0.03%      --     0.73%
  FI Value Leaders Portfolio......................................    0.67%        --        0.07%      --     0.74%
  Jennison Growth Portfolio.......................................    0.62%        --        0.02%      --     0.64%
  Loomis Sayles Small Cap Core Portfolio..........................    0.90%        --        0.06%    0.09%    1.05%
  Loomis Sayles Small Cap Growth Portfolio........................    0.90%        --        0.06%      --     0.96%
  Met/Artisan Mid Cap Value Portfolio.............................    0.81%        --        0.03%      --     0.84%
  MetLife Conservative Allocation Portfolio.......................    0.09%        --        0.02%    0.53%    0.64%
  MetLife Conservative to Moderate Allocation Portfolio...........    0.07%        --        0.01%    0.58%    0.66%
  MetLife Mid Cap Stock Index Portfolio...........................    0.25%        --        0.05%    0.02%    0.32%
  MetLife Moderate Allocation Portfolio...........................    0.06%        --          --     0.64%    0.70%
  MetLife Moderate to Aggressive Allocation Portfolio.............    0.06%        --        0.01%    0.69%    0.76%
  MetLife Stock Index Portfolio...................................    0.25%        --        0.02%      --     0.27%
  MFS(R) Total Return Portfolio...................................    0.54%        --        0.05%      --     0.59%
  MFS(R) Value Portfolio..........................................    0.70%        --        0.03%      --     0.73%
  MSCI EAFE(R) Index Portfolio....................................    0.30%        --        0.11%    0.01%    0.42%
  Neuberger Berman Genesis Portfolio..............................    0.82%        --        0.04%      --     0.86%
  Oppenheimer Global Equity Portfolio.............................    0.52%        --        0.10%      --     0.62%
  Russell 2000(R) Index Portfolio.................................    0.25%        --        0.06%    0.08%    0.39%
  T. Rowe Price Large Cap Growth Portfolio........................    0.60%        --        0.04%      --     0.64%
  T. Rowe Price Small Cap Growth Portfolio........................    0.49%        --        0.06%      --     0.55%
  Western Asset Management Strategic Bond Opportunities Portfolio.    0.61%        --        0.06%      --     0.67%
  Western Asset Management U.S. Government Portfolio..............    0.47%        --        0.02%      --     0.49%




 TABLE OF EXPENSES (CONTINUED)

                                                                 ------------------------
                                                                  CONTRACTUAL
                                                                  FEE WAIVER   NET TOTAL
                                                                    AND/OR      ANNUAL
                                                                    EXPENSE    OPERATING
METROPOLITAN FUND -- CLASS A                                     REIMBURSEMENT EXPENSES
------------------------------------------------------------------------------------------
Baillie Gifford International Stock Portfolio...................     0.10%       0.85%
Barclays Capital Aggregate Bond Index Portfolio.................     0.01%       0.27%
BlackRock Aggressive Growth Portfolio...........................       --        0.77%
BlackRock Bond Income Portfolio.................................     0.01%       0.36%
BlackRock Diversified Portfolio.................................       --        0.51%
BlackRock Large Cap Value Portfolio.............................     0.03%       0.63%
BlackRock Legacy Large Cap Growth Portfolio.....................     0.01%       0.72%
Davis Venture Value Portfolio...................................     0.05%       0.68%
FI Value Leaders Portfolio......................................       --        0.74%
Jennison Growth Portfolio.......................................     0.07%       0.57%
Loomis Sayles Small Cap Core Portfolio..........................     0.08%       0.97%
Loomis Sayles Small Cap Growth Portfolio........................     0.08%       0.88%
Met/Artisan Mid Cap Value Portfolio.............................       --        0.84%
MetLife Conservative Allocation Portfolio.......................     0.01%       0.63%
MetLife Conservative to Moderate Allocation Portfolio...........     0.00%       0.66%
MetLife Mid Cap Stock Index Portfolio...........................     0.00%       0.32%
MetLife Moderate Allocation Portfolio...........................     0.00%       0.70%
MetLife Moderate to Aggressive Allocation Portfolio.............     0.00%       0.76%
MetLife Stock Index Portfolio...................................     0.01%       0.26%
MFS(R) Total Return Portfolio...................................       --        0.59%
MFS(R) Value Portfolio..........................................     0.13%       0.60%
MSCI EAFE(R) Index Portfolio....................................     0.00%       0.42%
Neuberger Berman Genesis Portfolio..............................     0.01%       0.85%
Oppenheimer Global Equity Portfolio.............................       --        0.62%
Russell 2000(R) Index Portfolio.................................     0.00%       0.39%
T. Rowe Price Large Cap Growth Portfolio........................     0.01%       0.63%
T. Rowe Price Small Cap Growth Portfolio........................       --        0.55%
Western Asset Management Strategic Bond Opportunities Portfolio.     0.04%       0.63%
Western Asset Management U.S. Government Portfolio..............     0.01%       0.48%
                                                                 ------------------------


  The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Portfolios have agreed to waive fees and/or pay expenses of the Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Portfolio, but the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Portfolios provided the information on their expenses, and we have not independently verified the information.

  Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.

  EXAMPLES

  The example is intended to help You compare the cost of investing in the Income Annuities with the cost of investing in other variable annuity contracts. These costs include the Contract owner transaction expenses (described in the first table), the Separate Account and other costs You bear while You hold the Income Annuity (described in the second table) and the Portfolios and expenses (described in the third table).

  EXAMPLE
  This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for an Income Annuity for the time periods indicated. Your actual costs may be higher or lower.

  ASSUMPTIONS:
     .  there was no allocation to the Fixed Income Option;
     .  reimbursement and/or waiver of expenses was not in effect;
     . You bear the minimum or maximum fees and expenses of any of the Portfolios;
     .  there is a maximum Separate Account charge of 0.95%;
     .  no withdrawals have been taken;
     . the underlying Portfolio earns a 5% annual return; and . the AIR is 3%.

                                  1     3     5    10
                                 YEAR YEARS YEARS YEARS
                        --------
                        Maximum. $205 $588  $930  $1,578
                        Minimum. $120 $348  $556  $  972

   ANNUITY UNIT VALUES FOR EACH INVESTMENT DIVISION

See Appendix B.

METLIFE

Metropolitan Life Insurance Company ("MLIC" or the "Company") is a leading provider of insurance, annuities, and employee benefits programs with operations throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance and retirement & savings products and many other services to corporations and other institutions. The Company was formed under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. is a leading global provider of insurance, annuities and employee benefit programs, serving 90 million customers in over 50 countries. Through its subsidiaries and affiliates, MetLife, Inc. holds leading market positions in the United States, Japan, Latin America, Asia Pacific, Europe and the Middle East.

METROPOLITAN LIFE SEPARATE ACCOUNT E

We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Income Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Income Annuities issued from this Separate Account without regard to our other business.

We are obligated to pay all money we owe under the Income Annuities -- such as the death benefit and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments, and are not guaranteed by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

VARIABLE ANNUITIES

Income annuities are usually purchased to produce income in retirement. There is no accumulation of cash value in an income annuity. Instead, You are purchasing a promise to receive periodic payments from the issuing insurance company under the terms of the Contract. Typically, since income payments begin within twelve months, the annuity is known as an "immediate" annuity. The group Income Annuities described in this Prospectus are offered to employers, associations, trusts or other groups for their employees, members or participants.

The Income Annuities are "variable" because the value of Your income payment varies based on the investment performance of the investment divisions You choose. The income payments under Your Income Annuity may go up or down. Since the investment performance is not guaranteed, Your income payment amount is at risk. The degree of risk will depend on the investment divisions You select. The Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

Income annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of Your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

You make a single purchase payment and select the type of income payment suited to Your needs. Some of the income payment types guarantee an income stream for Your lifetime; others guarantee an income stream for both Your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of Your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments You receive will depend on such things as the income payment type You choose, Your investment choices and the amount of Your purchase payment.

WILL PREPARATION SERVICE AVAILABLE TO CERTAIN PURCHASERS FOR NO ADDITIONAL COST (NO LONGER AVAILABLE)

If approved in Your state and made available by Your employer, You may be able to obtain the Will Preparation Service at no additional cost from Hyatt Legal Plans, Inc. ("Hyatt"), a MetLife affiliate. The Will Preparation Service is available to employees of employers who purchase the group income annuity Contract through a consortium of employers formed to purchase employee benefits. Please check with Your employer to verify if it participates in the consortium.

In order to qualify for the Will Preparation Service at no additional cost
(1) Your employer must have purchased the group income annuity Contract which includes the Will Preparation Service through the Coalition; (2) Your employer must have made available the Will Preparation Service option, and (3) You must purchase the non-qualified Income Annuity. You do not qualify for this service if You purchase the IRA version of the Income Annuity.

The Will Preparation Service consists of preparation of wills and/or codicils or updating of wills for the purchaser of a non-qualified Income Annuity and his/her spouse. Hyatt is responsible for the cost of providing the Will Preparation Service, which may be delivered by a Hyatt participating attorney or an attorney outside of Hyatt's network of attorneys, if certain conditions are met. Reimbursement for legal services outside of the Hyatt network is limited to a set dollar amount. The Will Preparation Service does not include other expenses or costs, such as filing fees. Hyatt is not responsible for the legal work performed by an out of network attorney. The Will Preparation Service is available to domestic partners of the purchasers of the Income Annuity in lieu of a spouse if permitted by the employer. The Will Preparation Service is in effect for one year from the purchase of the Income Annuity and extends to completion of the will preparation or will update opened prior to the close of the one year period. "Opened" means the purchaser or his/her spouse has contacted Hyatt, received authorization from Hyatt and has commenced the Will Preparation Service through a participating or out of network attorney. The Will Preparation Service terminates if the Income Annuity is cancelled or commuted or if all the value within the annuity is withdrawn.

YOUR INVESTMENT CHOICES

The Metropolitan Fund, Met Investors Fund and American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon Your request. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on the American Funds(R) Portfolios, which are Class 2, and the Met Investors Fund American Funds(R) Balanced Allocation Portfolio, American Funds(R) Growth Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio, Met/Franklin Templeton Founding Strategy Portfolio and the Met/Templeton Growth Portfolio, which are Class B.

The investment choices are listed in alphabetical order below (based upon the Portfolios' legal names). (See "Appendix C -- Portfolio Legal and Marketing Names".) The investment divisions generally offer the opportunity for income payments to increase over the long term where our Fixed Income Payment Option will not increase. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The degree of investment risk You assume will depend on the investment divisions You choose. While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. Since Your income payments are subject to the risks associated with investing in stocks and bonds, Your variable income payments based on amounts allocated to the investment divisions may go down as well as up.

Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment advisers and its fees. You may obtain a Portfolio prospectus by calling 1-866-438-6477 or through Your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment managers and any sub-investment manager.

PORTFOLIO                                           INVESTMENT OBJECTIVE
---------                                           --------------------

                AMERICAN FUNDS(R)
American Funds Bond Fund                            Seeks as high a level of current income as is consistent
                                                    with the preservation of capital.
American Funds Global Small Capitalization Fund     Seeks long-term growth of capital.
American Funds Growth Fund                          Seeks growth of capital.
American Funds Growth-Income Fund                   Seeks long-term growth of capital and income.

                MET INVESTORS FUND
American Funds(R) Balanced Allocation Portfolio     Seeks a balance between a high level of current income
                                                    and growth of capital, with a greater emphasis on growth
                                                    of capital.
American Funds(R) Growth Allocation Portfolio       Seeks growth of capital.
American Funds(R) Moderate Allocation Portfolio     Seeks a high total return in the form of income and
                                                    growth of capital, with a greater emphasis on income.
BlackRock Large Cap Core Portfolio                  Seeks long-term capital growth.

Clarion Global Real Estate Portfolio                Seeks total return through investment in real estate
                                                    securities, emphasizing both capital appreciation and
                                                    current income.
Harris Oakmark International Portfolio              Seeks long-term capital appreciation.

Invesco Small Cap Growth Portfolio                  Seeks long-term growth of capital.

Janus Forty Portfolio                               Seeks capital appreciation.

Lazard Mid Cap Portfolio                            Seeks long-term growth of capital.

Legg Mason ClearBridge Aggressive Growth Portfolio  Seeks capital appreciation.

Lord Abbett Bond Debenture Portfolio                Seeks high current income and the opportunity for capital
                                                    appreciation to produce a high total return.
Lord Abbett Mid Cap Value Portfolio                 Seeks capital appreciation through investments, primarily
                                                    in equity securities, which are believed to be undervalued in the marketplace.
Met/Franklin Income Portfolio                       Seeks to maximize income while maintaining prospects for
                                                    capital appreciation.
Met/Franklin Mutual Shares Portfolio                Seeks capital appreciation, which may occasionally be
                                                    short-term. The Portfolio's secondary investment objective is income.

PORTFOLIO                                           INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
---------                                           -----------------------------------------

                AMERICAN FUNDS(R)
American Funds Bond Fund                            Capital Research and Management Company

American Funds Global Small Capitalization Fund     Capital Research and Management Company
American Funds Growth Fund                          Capital Research and Management Company
American Funds Growth-Income Fund                   Capital Research and Management Company

                MET INVESTORS FUND
American Funds(R) Balanced Allocation Portfolio     MetLife Advisers, LLC


American Funds(R) Growth Allocation Portfolio       MetLife Advisers, LLC
American Funds(R) Moderate Allocation Portfolio     MetLife Advisers, LLC

BlackRock Large Cap Core Portfolio                  MetLife Advisers, LLC
                                                    Sub-Investment Manager: BlackRock Advisors, LLC
Clarion Global Real Estate Portfolio                MetLife Advisers, LLC
                                                    Sub-Investment Manager: CBRE Clarion Securities LLC

Harris Oakmark International Portfolio              MetLife Advisers, LLC
                                                    Sub-Investment Manager: Harris Associates L.P.
Invesco Small Cap Growth Portfolio                  MetLife Advisers, LLC
                                                    Sub-Investment Manager: Invesco Advisers, Inc.
Janus Forty Portfolio                               MetLife Advisers, LLC
                                                    Sub-Investment Manager: Janus Capital Management LLC
Lazard Mid Cap Portfolio                            MetLife Advisers, LLC
                                                    Sub-Investment Manager: Lazard Asset Management LLC
Legg Mason ClearBridge Aggressive Growth Portfolio  MetLife Advisers, LLC
                                                    Sub-Investment Manager: ClearBridge Advisors, LLC
Lord Abbett Bond Debenture Portfolio                MetLife Advisers, LLC
                                                    Sub-Investment Manager: Lord, Abbett & Co. LLC
Lord Abbett Mid Cap Value Portfolio                 MetLife Advisers, LLC
                                                    Sub-Investment Manager: Lord, Abbett & Co. LLC

Met/Franklin Income Portfolio                       MetLife Advisers, LLC
                                                    Sub-Investment Manager: Franklin Advisers, Inc.
Met/Franklin Mutual Shares Portfolio                MetLife Advisers, LLC
                                                    Sub-Investment Manager: Franklin Mutual Advisers, LLC


PORTFOLIO                                              INVESTMENT OBJECTIVE
---------                                              --------------------
Met/Franklin Templeton Founding Strategy Portfolio     Primarily seeks capital appreciation and secondarily seeks income.
Met/Templeton Growth Portfolio                         Seeks long-term capital growth.


MetLife Aggressive Strategy Portfolio                  Seeks growth of capital.
MFS(R) Research International Portfolio                Seeks capital appreciation.


Morgan Stanley Mid Cap Growth Portfolio                Seeks capital appreciation.


PIMCO Inflation Protected Bond Portfolio               Seeks maximum real return, consistent with preservation
                                                       of capital and prudent investment management.

PIMCO Total Return Portfolio                           Seeks maximum total return, consistent with the
                                                       preservation of capital and prudent investment
                                                       management.
RCM Technology Portfolio                               Seeks capital appreciation; no consideration is given to
                                                       income.
SSgA Growth and Income ETF Portfolio                   Seeks growth of capital and income.

SSgA Growth ETF Portfolio                              Seeks growth of capital.

T. Rowe Price Mid Cap Growth Portfolio                 Seeks long-term growth of capital.


                  METROPOLITAN FUND
Baillie Gifford International Stock Portfolio          Seeks long-term growth of capital.

Barclays Capital Aggregate Bond Index Portfolio        Seeks to track the performance of the Barclays U.S.
                                                       Aggregate Bond Index.

BlackRock Aggressive Growth Portfolio                  Seeks maximum capital appreciation.

BlackRock Bond Income Portfolio                        Seeks a competitive total return primarily from investing
                                                       in fixed-income securities.
BlackRock Diversified Portfolio                        Seeks high total return while attempting to limit
                                                       investment risk and preserve capital.
BlackRock Large Cap Value Portfolio                    Seeks long-term growth of capital.

BlackRock Legacy Large Cap Growth Portfolio            Seeks long-term growth of capital.

Davis Venture Value Portfolio                          Seeks growth of capital.

FI Value Leaders Portfolio                             Seeks long-term growth of capital.

Jennison Growth Portfolio                              Seeks long-term growth of capital.

Loomis Sayles Small Cap Core Portfolio                 Seeks long-term capital growth from investments in
                                                       common stocks or other equity securities.
Loomis Sayles Small Cap Growth Portfolio               Seeks long-term capital growth.

Met/Artisan Mid Cap Value Portfolio                    Seeks long-term capital growth.


MetLife Conservative Allocation Portfolio              Seeks a high level of current income, with growth of
                                                       capital as a secondary objective.
MetLife Conservative to Moderate Allocation Portfolio  Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.

PORTFOLIO                                              INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
---------                                              -----------------------------------------
Met/Franklin Templeton Founding Strategy Portfolio     MetLife Advisers, LLC

Met/Templeton Growth Portfolio                         MetLife Advisers, LLC
                                                       Sub-Investment Manager: Templeton Global Advisors
                                                       Limited
MetLife Aggressive Strategy Portfolio                  MetLife Advisers, LLC
MFS(R) Research International Portfolio                MetLife Advisers, LLC
                                                       Sub-Investment Manager: Massachusetts Financial Services
                                                       Company
Morgan Stanley Mid Cap Growth Portfolio                MetLife Advisers, LLC
                                                       Sub-Investment Manager: Morgan Stanley Investment
                                                       Management Inc.
PIMCO Inflation Protected Bond Portfolio               MetLife Advisers, LLC
                                                       Sub-Investment Manager: Pacific Investment Management
                                                       Company LLC
PIMCO Total Return Portfolio                           MetLife Advisers, LLC
                                                       Sub-Investment Manager: Pacific Investment Management
                                                       Company LLC
RCM Technology Portfolio                               MetLife Advisers, LLC
                                                       Sub-Investment Manager: RCM Capital Management LLC
SSgA Growth and Income ETF Portfolio                   MetLife Advisers, LLC
                                                       Sub-Investment Manager: SSgA Funds Management, Inc.
SSgA Growth ETF Portfolio                              MetLife Advisers, LLC
                                                       Sub-Investment Manager: SSgA Funds Management, Inc.
T. Rowe Price Mid Cap Growth Portfolio                 MetLife Advisers, LLC
                                                       Sub-Investment Manager: T. Rowe Price Associates, Inc.

                  METROPOLITAN FUND
Baillie Gifford International Stock Portfolio          MetLife Advisers, LLC
                                                       Sub-Investment Manager: Baillie Gifford Overseas Limited
Barclays Capital Aggregate Bond Index Portfolio        MetLife Advisers, LLC
                                                       Sub-Investment Manager: MetLife Investment Advisors
                                                       Company, LLC
BlackRock Aggressive Growth Portfolio                  MetLife Advisers, LLC
                                                       Sub-Investment Manager: BlackRock Advisors, LLC
BlackRock Bond Income Portfolio                        MetLife Advisers, LLC
                                                       Sub-Investment Manager: BlackRock Advisors, LLC
BlackRock Diversified Portfolio                        MetLife Advisers, LLC
                                                       Sub-Investment Manager: BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio                    MetLife Advisers, LLC
                                                       Sub-Investment Manager: BlackRock Advisors, LLC
BlackRock Legacy Large Cap Growth Portfolio            MetLife Advisers, LLC
                                                       Sub-Investment Manager: BlackRock Advisors, LLC
Davis Venture Value Portfolio                          MetLife Advisers, LLC
                                                       Sub-Investment Manager: Davis Selected Advisers, L.P.
FI Value Leaders Portfolio                             MetLife Advisers, LLC
                                                       Sub-Investment Manager: Pyramis Global Advisors, LLC
Jennison Growth Portfolio                              MetLife Advisers, LLC
                                                       Sub-Investment Manager: Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio                 MetLife Advisers, LLC
                                                       Sub-Investment Manager: Loomis, Sayles & Company, L.P.
Loomis Sayles Small Cap Growth Portfolio               MetLife Advisers, LLC
                                                       Sub-Investment Manager: Loomis, Sayles & Company, L.P.
Met/Artisan Mid Cap Value Portfolio                    MetLife Advisers, LLC
                                                       Sub-Investment Manager: Artisan Partners Limited
                                                       Partnership
MetLife Conservative Allocation Portfolio              MetLife Advisers, LLC

MetLife Conservative to Moderate Allocation Portfolio  MetLife Advisers, LLC


PORTFOLIO                                                        INVESTMENT OBJECTIVE
---------                                                        --------------------
MetLife Mid Cap Stock Index Portfolio                            Seeks to track the performance of the Standard & Poor's
                                                                 MidCap 400(R) Composite Stock Price Index.

MetLife Moderate Allocation Portfolio                            Seeks a balance between a high level of current income
                                                                 and growth of capital, with a greater emphasis on growth
                                                                 of capital.
MetLife Moderate to Aggressive Allocation Portfolio              Seeks growth of capital.
MetLife Stock Index Portfolio                                    Seeks to track the performance of the Standard & Poor's
                                                                 500(R) Composite Stock Price Index.

MFS(R) Total Return Portfolio                                    Seeks a favorable total return through investment in a
                                                                 diversified portfolio.

MFS(R) Value Portfolio                                           Seeks capital appreciation.


MSCI EAFE(R) Index Portfolio                                     Seeks to track the performance of the MSCI EAFE(R) Index.


Neuberger Berman Genesis Portfolio                               Seeks high total return, consisting principally of capital appreciation.

Oppenheimer Global Equity Portfolio                              Seeks capital appreciation.

Russell 2000(R) Index Portfolio                                  Seeks to track the performance of the Russell 2000(R)
                                                                 Index.

T. Rowe Price Large Cap Growth Portfolio                         Seeks long-term growth of capital and, secondarily,
                                                                 dividend income.
T. Rowe Price Small Cap Growth Portfolio                         Seeks long-term capital growth.

Western Asset Management Strategic Bond Opportunities Portfolio  Seeks to maximize total return consistent with preservation of capital.

Western Asset Management U.S. Government Portfolio               Seeks to maximize total return consistent with
                                                                 preservation of capital and maintenance of liquidity.

PORTFOLIO                                                        INVESTMENT MANAGER/SUB-INVESTMENT MANAGER
---------                                                        -----------------------------------------
MetLife Mid Cap Stock Index Portfolio                            MetLife Advisers, LLC
                                                                 Sub-Investment Manager: MetLife Investment Advisors
                                                                 Company, LLC
MetLife Moderate Allocation Portfolio                            MetLife Advisers, LLC


MetLife Moderate to Aggressive Allocation Portfolio              MetLife Advisers, LLC
MetLife Stock Index Portfolio                                    MetLife Advisers, LLC
                                                                 Sub-Investment Manager: MetLife Investment Advisors
                                                                 Company, LLC
MFS(R) Total Return Portfolio                                    MetLife Advisers, LLC
                                                                 Sub-Investment Manager: Massachusetts Financial Services
                                                                 Company
MFS(R) Value Portfolio                                           MetLife Advisers, LLC
                                                                 Sub-Investment Manager: Massachusetts Financial Services
                                                                 Company
MSCI EAFE(R) Index Portfolio                                     MetLife Advisers, LLC
                                                                 Sub-Investment Manager: MetLife Investment Advisors
                                                                 Company, LLC
Neuberger Berman Genesis Portfolio                               MetLife Advisers, LLC
                                                                 Sub-Investment Manager: Neuberger Berman Management
                                                                 LLC
Oppenheimer Global Equity Portfolio                              MetLife Advisers, LLC
                                                                 Sub-Investment Manager: OppenheimerFunds, Inc.
Russell 2000(R) Index Portfolio                                  MetLife Advisers, LLC
                                                                 Sub-Investment Manager: MetLife Investment Advisors
                                                                 Company, LLC
T. Rowe Price Large Cap Growth Portfolio                         MetLife Advisers, LLC
                                                                 Sub-Investment Manager: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio                         MetLife Advisers, LLC
                                                                 Sub-Investment Manager: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio  MetLife Advisers, LLC
                                                                 Sub-Investment Manager: Western Asset Management
                                                                 Company
Western Asset Management U.S. Government Portfolio               MetLife Advisers, LLC
                                                                 Sub-Investment Manager: Western Asset Management
                                                                 Company

METROPOLITAN FUND INCOME ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio and the MetLife Moderate to Aggressive Allocation Portfolio, also known as the "income allocation portfolios," are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these income allocation portfolios will bear its pro-rata portion of the fees and expenses incurred by the underlying Portfolios in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the income allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the income allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the income allocation portfolios. A Contract owner who chooses to invest directly in the underlying Portfolios would not, however, receive the income allocation services provided by MetLife Advisers, LLC.

MET INVESTORS FUND INCOME ALLOCATION PORTFOLIOS

The American Funds(R) Balanced Allocation Portfolio, the American Funds(R) Growth Allocation Portfolio and the American Funds(R) Moderate Allocation Portfolio, also known as "income allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these income allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the income allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the income allocation portfolio invests. Underlying portfolios consist of American Funds(R) Portfolios that are currently available for investment directly under the Contract and other underlying American Funds(R) Portfolios which are not made available directly under the Contract.

The MetLife Aggressive Strategy Portfolio, also known as an "income allocation portfolio", is a "fund of funds" Portfolio that invests substantially all of its assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, this income allocation portfolio will bear its pro-rata share of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of the Portfolio. The expense level will vary over time, depending on the mix of underlying Portfolios in which the MetLife Aggressive Strategy Portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in this asset allocation portfolio. A Contract owner who chooses to invest directly in the underlying Portfolios would not however receive asset allocation services provided by MetLife Advisers, LLC.

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

The Met/Franklin Templeton Founding Strategy Portfolio is a "funds of funds" Portfolio that invests equally in three other portfolios of the Met Investors
Fund: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

EXCHANGE-TRADED FUNDS PORTFOLIOS

The SSgA Growth ETF Portfolio and the SSgA Growth and Income ETF Portfolio are income allocation portfolios and "fund of funds" Portfolios, which invest substantially all of their assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, each portfolio also will bear its pro-rata portion of the fees and expenses incurred by the Underlying ETF or other investment company in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the portfolios. The expense levels will vary over time depending on the mix of Underlying ETFs in which these portfolios invest.


Your investment choices may be limited because:

..   Your employer, association or other group contract holder limits the available investment divisions.

..   We have restricted the available investment divisions.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS. The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Met Investors Fund or the American Funds(R) invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to You under the Income Annuities. You pay no transaction expenses (I.E., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds(R) Portfolios are made available by the American Funds(R) only through various insurance company annuities and insurance policies.

The Metropolitan Fund, the Met Investors Fund and the American Funds(R) are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

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


The Portfolios of the Metropolitan Fund and Met Investors Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectuses and SAIs for the Metropolitan Fund, Met Investors Fund and American Funds(R).

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are also discussed in each Fund's prospectus.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS

An investment manager (other than our affiliate MetLife Advisers, LLC) or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Income Annuity and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies have a joint ownership interest in our affiliated investment manager MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the investment manager makes a profit with respect to the advisory fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. See the "Table of Expenses" for information on the management fees paid by the Portfolios and the SAI for the Portfolios for information on the management fees paid by the investment managers to the sub-investment managers.

Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. The Distribution Plan is described in more detail in the Portfolio's prospectus. (See the "Fee Table" and "Who Sells the Income Annuities.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease this Portfolio's investment return.

PORTFOLIO SELECTION. We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment management firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of contract value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of contract value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R). (See "Who Sells the Income Annuities.")

INCOME ANNUITIES

Income Annuities provide You with a regular stream of payments for either Your lifetime or a specific period. You may choose the frequency of Your income payments. For example, You may receive Your payments on a monthly, quarterly, semi-annual or annual basis. You have the flexibility to select a stream of income to meet Your needs. Income Annuities can be purchased so that You begin receiving payments immediately. You may defer receiving payments from us for one year after You have purchased an immediate annuity. You bear any investment risk during any deferral period.

We do not guarantee that Your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. We guarantee the amount of the income payment paid to You from the Fixed Income Option based upon Your current allocation to that option. The amount of the guaranteed payments will not change until You make a reallocation or withdrawal from the Fixed Income Option.

Using proceeds from the following types of arrangements, You may purchase Income Annuities to receive immediate payments:

..   Non-Qualified

..   Qualified

If You have accumulated amounts in any of Your employer's, association's or group's qualified investment vehicles (for example, Traditional IRAs, Keoghs, 401(k)s, 401(a)s, 403(b)s, 457s or SIMPLE IRAs), Your lump sum rollover or transfer from that investment vehicle may be used to purchase an appropriate Income Annuity as long as all applicable Federal income tax requirements are met.

Your qualified retirement plan may also purchase the Income Annuity to facilitate distributions from the plan in the form of annuity pay-outs.

If Your retirement plan has purchased an Income Annuity, Your choice of income payment type may be subject to the terms of the plan. We may rely on Your employer's or plan administrator's statements to us as to the terms of the plan or Your entitlement to any payments. We will not be responsible for interpreting the terms of Your plan. You should review Your plan document to see how You may be affected.

INCOME PAYMENT TYPES

Currently, we provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for Your Income Annuity at application. The decision is irrevocable.

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


     There are three people who are involved in payments under Your Income
     Annuity:

..   Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

..   Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

..   Beneficiary: the person who receives continuing payments or a lump sum if the annuitant dies.

Your income payment amount will depend in large part on the type of income payment You choose. For example, if You select a "Lifetime Income Annuity for Two," Your payments will typically be lower than if You select a "Lifetime Income Annuity." Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the annuitant or joint annuitant is alive (such as Lifetime Income Annuity with a Guaranteed Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition to the extent the income payment types have a guarantee period, choosing a shorter guarantee period will result in each income payment being larger. Whether You choose a withdrawal option, if permitted under Your Income Annuity, will affect the amount of Your income payments. Typically, income payment types which have a withdrawal option will result in lower income payments than income payment types without this feature. (If You choose the Income Annuity for a Guaranteed Period, You must purchase the withdrawal option.) The terms of Your Contract will determine when Your income payments start and the frequency with which You will receive Your income payments. When You select an income type, it will apply to both fixed income payments and variable income payments.

When deciding how to receive income, consider:

..   The amount of income You need;

..   The amount You expect to receive from other sources;

..   The growth potential of other investments; and

..   How long You would like Your income to last.

We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other consideration. Where required by state law or under a qualified retirement plan, the annuitant's sex will not be taken into account in calculating income payments. Due to underwriting, administrative or Internal Revenue Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. We reserve the right to commute or otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. The following income payment types are available:

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as Your age and life expectancy in determining whether to issue a contract with this income payment type. If the annuitant dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired. If You choose this income payment type, You must purchase the withdrawal option.

WITHDRAWAL OPTION

Subject to MetLife's underwriting requirements, we may make available a withdrawal option under Your Income Annuity. If the withdrawal option is available under Your Income Annuity, You can choose to add this optional withdrawal feature. The decision to add this feature is made at application, is irrevocable and varies by income payment type (described above). The withdrawal option may not be available in all states. Your employer, association or other group contract holder may limit the availability of the withdrawal option.

If You purchase an Income Annuity with this feature, the income payments You receive typically will be lower than income payments that You would have received had You purchased the Income Annuity without this feature. The amount by which Your income payment will be reduced will depend upon Your life expectancy during the permitted withdrawal period (except where an Income Annuity for a Guaranteed Period is purchased), the income type You choose and the amount of the purchase payment.

If You choose the Income Annuity for a Guaranteed Period for Your income type, You must purchase the withdrawal option.

Please also refer to the Tax Section of this Prospectus for a discussion of other possible adverse tax consequences as a result of the exercise of the withdrawal option, including the imposition and retroactive imposition of the 10% penalty tax in addition to ordinary income tax.

Please note that the purchase of the withdrawal option may not be appropriate under certain deferred compensation or severance arrangements of an employer (including eligible Section 457(b) plans of tax-exempt employers). The mere availability of such a benefit may result in the immediate taxation to the employee of the entire benefit. Additionally, the withdrawal feature may not be appropriate under defined benefit plans.

DURING THE FIRST TWO YEARS FOLLOWING PURCHASE

You may withdraw up to an amount equal to the "fair market value" of the income payments under the Income Annuity during the first two years after we issue the Income Annuity. We calculate the "fair market value" as follows:

  . First, we determine what Your revised income payment would be based on the applicable Annuity Unit Value as of the date of the withdrawal;

  . Then we calculate the maximum permissible withdrawal amount by multiplying the revised income payment by an updated annuity purchase rate.

If You withdraw this maximum amount from the Income Annuity during the first two years, there will be no value left in the Income Annuity. Consequently, we will then have no further obligations to You; You will receive no further income payments.

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


If You withdraw less than the maximum amount permitted, each future income payment will be reduced proportionately by the percentage equal to the ratio of the withdrawal amount to the maximum permissible withdrawal amount.

AFTER THE FIRST TWO YEARS FOLLOWING PURCHASE

You may make withdrawals after the first two years following issue of the Income Annuity with one of the following income types:

  .  Lifetime Income Annuity with a Guarantee Period;

  .  Lifetime Income Annuity for Two with a Guarantee Period; or

  .  Income Annuity for a Guaranteed Period.

When we calculate the "withdrawal value" of the guaranteed payments, we use the "fair market value" calculation previously described except that in the last step the maximum permissible withdrawal calculation uses an updated annuity purchase rate that reflects only the payments in the remaining guarantee period of the Income Annuity.

Each future income payment in the remaining guarantee period after a withdrawal during the guarantee period will be reduced proportionately by the percentage equal to the ratio of the withdrawal amount to the full "withdrawal value" of the payments in the remaining guarantee period at the time of the withdrawal.

You may make an unlimited number of withdrawals during the guarantee period as long as no withdrawal reduces Your revised income payments during the guarantee period to less than 25% of what those payments would have been had no withdrawals been made during this period, except for the Income Annuity for a Guaranteed Period. In that case, You may make an unlimited number of withdrawals and withdraw the full "withdrawal value" of the income payments in the guarantee period. Any income payments payable after the guarantee period will not be reduced by the withdrawals You made.

Consult Your tax adviser prior to purchase of an income annuity providing this withdrawal option in the IRA and other tax qualified markets. It is unclear whether the reduction in remaining payments during the guarantee period only is permitted under the required minimum distribution rules.

REQUESTING A WITHDRAWAL

At Your request, we will provide an estimate for You of the maximum amount available for withdrawal and the amount by which Your income payments would be reduced if a particular withdrawal were taken under the Income Annuity.

You generally may make a withdrawal on any business day that the Exchange is open during the permitted withdrawal period.

Your withdrawal request must be in good order and completed prior to the close of the Exchange on a business day if You want the withdrawal to take place on that day. All other withdrawals will be processed on the next business day. We will take the withdrawal proportionately from each investment division and the Fixed Income Option in which You then had an allocation.

A withdrawal processing fee of $95 will be deducted from each withdrawal. Withdrawals must be at least $1,000. If any withdrawal during the first two years after purchase would decrease total expected annual payments below $1,200, then we will treat this as a request for a full withdrawal of the fair market value and we will make no further payments.

We reserve the right to require receipt of a properly executed spousal consent to the extent applicable and required under the Internal Revenue Code, the Employee Retirement Income Security Act of 1974 or the Retirement Equity Act of 1984 prior to the payment of any withdrawal.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from a Contract owner's check that has not yet cleared (I.E., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

We reserve the right to limit, reduce or eliminate this option in the future where required to comply with Federal tax law to protect You and other Contract holders in the investment divisions from adverse tax consequences.

DEATH BENEFIT

Your Income Annuity provides You with a death benefit in the event of Your death before You start receiving income payments. If You die before income payments begin, the owner or any beneficiaries will receive Your purchase payment reduced for any prior withdrawals (if You have chosen the withdrawal option) in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.

MINIMUM PURCHASE PAYMENT

You must purchase the Income Annuity with one purchase payment of at least $25,000.

ALLOCATION

You decide what portion of Your income payment is allocated to each of the variable investment divisions. If You choose to make an allocation to the income allocation investment divisions with Your purchase payment, 100% of Your allocation to the variable funding choices must be to only one of the income allocation investment divisions. After the purchase payment has been made, You may reallocate from any income allocation investment division to any investment choice or to one or more of the income allocation investment divisions.

THE VALUE OF YOUR INCOME PAYMENTS

INITIAL VARIABLE INCOME PAYMENT

The initial variable income payment is a hypothetical payment which is calculated based on the amount of Your purchase payment and the annuity purchase rate, which reflects the age and sex (where permitted) of the measuring lives and the income payment type selected (including the withdrawal option) and the AIR ("Assumed Investment Return"). This initial variable income payment is used to establish the number of annuity units credited to You. It is not the amount of Your actual first variable income payment unless Your first income payment is due within 10 days after we issue the Income Annuity.

ANNUITY UNITS

Annuity units are credited to You when You make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to You, we reduce a purchase payment (but not a reallocation) by any premium taxes, if applicable. We then compute an initial income payment amount from the net purchase payment (or reallocation) and the current annuity purchase rate. We then divide the initial income payment allocated to an investment division by that investment division's Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. When You reallocate an income payment from an investment division, annuity units supporting that portion of Your income payment in that investment division are liquidated.

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


EXAMPLE: DETERMINING THE NUMBER OF ANNUITY UNITS

Assume the following:

  . We calculate an initial variable income payment based on the annuity purchase rate (which reflects the AIR, income payment type (including whether the withdrawal option was chosen) and the age and sex (where permitted) of the measuring lives and the amount of the net purchase payment. (For example, if we assume an annuity purchase rate of $100 and the net purchase payment is $100,000, the initial variable income payment is $1,000, $100,000 / $100 = $1,000.)

  . You have chosen to allocate this $1,000 in equal amounts to two investment divisions (i.e., $500 to each); and

  . On the day we receive all documents in good order and issue the Contract, the annuity unit values for investment division A is $10.00 and for investment division B is $12.50.

We credit the Income Annuity with annuity units as follows:

  $500 / $10.00 = 50 ANNUITY UNITS ALLOCATED TO INVESTMENT DIVISION A $500 / $12.50 = 40 ANNUITY UNITS ALLOCATED TO INVESTMENT DIVISION B

Then, to calculate Your variable income payment, we multiply the number of annuity units by the current Annuity Unit Value.

AIR AS A BENCHMARK FOR INCOME PAYMENTS

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions You select. The AIR is stated in Your Contract and may range from 3% to 6%. The higher Your AIR, the higher Your initial variable income payment will be. Your next variable income payment will increase approximately in proportion to the amount by which the investment experience (for the time period between payments) for the underlying Portfolio minus the insurance-related charge or Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between payments). Likewise, Your next variable income payment will decrease to the approximate extent the investment experience (for the time period between payments) for the underlying Portfolio minus the insurance-related charge or Separate Account charge (the net investment return) is less than the AIR (for the time period between payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the investment divisions.

The amount of each variable income payment is determined 10 days prior to Your income payment date. If Your first income payment is scheduled to be paid less than 10 days after Your Contract's issue date, then the amount of Your payment will be determined on Your Contract's issue date.

THE EFFECT OF THE AIR ON SUBSEQUENT VARIABLE INCOME PAYMENTS
(Assumes no reallocation between income payments).

       If the net investment experience:  Your variable income payment will (relative to the previous
                                          income payment):
         Exceeds the AIR                    Increase
         Equals the AIR                     Stay the same
         Is less than the AIR               Decrease

EXAMPLE OF A 3% AIR

Assume that the initial variable income payment for an investment division is $1,000. Also assume that when we calculate Your next income payment the investment experience for the underlying Portfolio (minus the insurance-related charge) is up 10% (exceeds the AIR). Your variable income payment attributed to that investment division would be $1,067.96. The percentage change between the initial variable income payment and Your next income payment is a 6.8% INCREASE.

However, assume instead that the investment experience for the underlying Portfolio (minus the insurance-related charge) is down 10% (does not exceed the AIR). Your next variable income payment would be $873.79. Note that the percentage change between the initial variable income payment and Your next income payment is a 12.6% DECREASE.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

..   First, we determine the investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

..   Next, we subtract the daily equivalent of Your insurance-related charge
    (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

..   Then, we multiply by an adjustment based on Your AIR for each day since the last Annuity Unit Value was calculated; and

..   Finally, we multiply the previous Annuity Unit Value by this result.

EXAMPLE: CALCULATING THE ANNUITY UNIT VALUE

Assume the following:

  .  Yesterday's Annuity Unit Value was $10.20;

  . The number we calculate for today's change in investment experience (which reflects the deduction for the investment-related charge) is 1.02 (up 2%);

  .  The daily equivalent of the Separate Account charge is 0.000025905; and

  .  The daily equivalent of the adjustment for a 3% AIR is 0.99991902.

The new Annuity Unit Value is:
  (1.02 - .000025905) X 0.99991902 X $10.20 = $10.40

However, now assume that today's change in investment experience (which reflects the deduction for the investment-related charge) is .98 (down 2%) instead of 1.02.

The new Annuity Unit Value is:
  (.98 - .000025905) X 0.99991902 X $10.20 = $9.99

REALLOCATION PRIVILEGE

You can reallocate among the investment divisions and the Fixed Income Option.

Currently, there is no charge to make a reallocation. (We reserve the right to impose a reallocation fee in the future. The amount of this fee will be no greater than $30.) Your request for a reallocation tells us to move, in accordance with Your instructions, the underlying portfolio shares or other funds we have designated in the investment divisions to generate Your income payments.

For us to process a reallocation, You must tell us:

  .  The percentage of the income payment to be reallocated;

  . The investment divisions (or Fixed Income Option) from which You want the income payment to be reallocated; and

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


  . The investment divisions or Fixed Income Option (and the percentages allocated to each) to which You want the income payment to be reallocated.

Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in good order prior to the close of the Exchange on that business day. All other reallocation requests will be processed on the next business day.

When You request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

  . First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

  . Second, we use the AIR to calculate an updated annuity purchase rate based upon Your age, if applicable, and expected future income payments at the time of the reallocation;

  . Third, we calculate another updated annuity purchase rate using our current single premium fixed income annuity purchase rates on the date of Your reallocation (but not less favorable than the annuity purchase rate guaranteed for Your group);

  . Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When You request a reallocation from the Fixed Income Option to an investment division, a similar adjustment will be made to Your payment at the time of the reallocation. However, in this case the payment adjustment will be determined by multiplying the income payment amount to be reallocated from the Fixed Income Option by the ratio of the annuity purchase rate determined in the third step above divided by the annuity purchase rate determined in the second step above.

When You request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which You have reallocated.

Here are examples of the effect of a reallocation on the income payment:

  . Suppose You choose to reallocate 40% of Your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, Your fixed income payment from the Fixed Income Option will be increased by $40 X ($125 / $100) or $50, and Your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)

  . Suppose You choose to reallocate 40% of Your $100 fixed payment supported by the Fixed Income Option to a variable income payment supported by investment division A. Assume again that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, Your income payment supported by investment division A will be increased by $40 X ($100 / $125) or $32, and Your fixed income payment supported by the Fixed Income Option will be decreased by $40. (The number of annuity units in investment division A will be increased as well.)

  . Suppose You choose to reallocate 40% of Your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100.

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     Then, Your income payment supported by investment division B will be increased by $40 and Your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions.)

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a beneficiary's ability to make a reallocation.

"MARKET TIMING" POLICIES AND PROCEDURES

The following is a discussion of our market timing policies and procedures.

Frequent requests from Contract owners or participants/annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract owners and other persons who may have an interest in the Contracts (E.G., participants/annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (I.E., American Funds Global Small Capitalization, Baillie Gifford International Stock, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio, Lord Abbett Bond Debenture, MFS(R) Research International, Met/Templeton Growth, MSCI EAFE(R), Neuberger Berman Genesis, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Small Cap Growth and Western Asset Management Strategic Bond Opportunities -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds(R) Portfolios") as Monitored Portfolios. We employ various means to monitor allocation/transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolios in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

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As a condition to making their portfolios available in our products, American
Funds(R) requires us to treat all American Funds(R) Portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds(R) Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds(R) Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer reallocation/requests to or from an American Funds(R) Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds(R) Portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract owners or participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract owners or participants/ annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any Contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Portfolios, we have entered into a written agreement as required by SEC regulation with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract owners who violate the frequent trading policies established by the Portfolio.

In addition, Contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios,

                                                                             27

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(and thus Contract owners or participants/annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more allocation/transfer requests from Contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract owner or participant/ annuitant). You should read the Portfolio prospectuses for more details.

CONTRACT FEE

There is no Contract fee.

CHARGES

There are two types of charges You pay if You allocate any of Your income payment to the investment divisions:

..   Insurance-related charge (or Separate Account charge); and

..   Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain Contract charges.

The Separate Account charge You pay will not reduce the number of annuity units credited to You. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.

INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 0.95% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

This charge also pays us for distribution costs to both our licensed sales persons and other broker-dealers. The charge that applies may be less than the maximum charge depending on the service level or other category that applies to Your employer, association or group. The categories depend on various factors pertaining to the level of administrative or service activity we provide.

The charge that applies also may be less than the maximum charge depending on the level of distribution assistance provided to us by Your employer, association or group. The levels depend on various factors pertaining to the amount of access we are given to potential purchasers.

The charge that applies is stated in Your Income Annuity.

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


INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities (Class 2 and Class B) have 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on the investment divisions You select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

WITHDRAWAL PROCESSING FEE

A withdrawal processing fee of $95 will be deducted from each withdrawal. The withdrawal processing fee pays us for our administrative costs relating to the withdrawal, such as financial, actuarial and accounting costs.

PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when You make the purchase payment.

Premium taxes, if applicable, depend on the Income Annuity You purchased and Your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

FREE LOOK

You may cancel Your Income Annuity within a certain time period. This is known as a "free look." Not all Contracts issued are subject to free look provisions under state law. We must receive Your request to cancel in writing by the appropriate day in Your state, which varies from state to state. The "free look" may also vary depending on whether You purchased Your Income Annuity through the mail or Your age. Depending on state law, we may refund all of Your purchase payment or the value of Your annuity units as of the date Your refund request is received at Your MetLife Designated Office in good order.

If You do not cancel Your Income Annuity during the "free look" period, Your decision to purchase the Income Annuity is irrevocable.

GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send Your purchase payment, by check, cashier's check or certified check, made payable to "MetLife," by regular mail to MetLife, P.O. Box 7700, Philadelphia, PA 19101-7700 or by overnight mail to MetLife, 101 N. Independence Mall E, Lockbox 7700, Philadelphia, PA 19106. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments

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

made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. We will provide You with all necessary forms. We must have all documents in good order to credit Your initial purchase payment. If You send Your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to Your Contract.

A purchase payment is effective and valued as of the close of the Exchange, on the day we receive it in good order at Your MetLife Designated Office, except when it is received:

..   On a day when the Annuity Unit Value is not calculated, or

..   After the close of the Exchange.

In those cases, the purchase payment will be effective the next day the Annuity
  Unit Value is calculated.

We reserve the right to credit Your purchase payment to You within two days after its receipt at Your MetLife Designated Office. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep Your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, Your money will be returned.

Under certain group Income Annuities, Your employer, or the group in which You are a participant or member must identify You on their reports to us and tell us how Your money should be allocated among the investment divisions and the Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. You may elect to have Your income payments sent to Your residence or have us deposit payments directly into Your bank account. Periodically, You may receive additional information from us about the Income Annuity. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit You to request transactions by mail and telephone. We may suspend or eliminate telephone privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE

You may obtain information and initiate transactions through our toll-free number, 866-438-6477. Our customer service consultants are available by telephone between 8 a.m. and 6 p.m. Eastern Time each business day.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated by telephone are genuine. For example, all telephone calls are recorded. Also, You will be asked to provide some personal data prior to giving Your instructions over the telephone. When someone contacts us by telephone and follows our security procedures, we will assume that You are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that You have trouble reaching us, requests should be made in writing to Your MetLife Designated Office.

Response times for the telephone may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

..   any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or

..   any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we receive notification of Your death before a requested transaction is completed, we will cancel the request. For Income Annuity reallocations, we will cancel the request and continue making payments to Your beneficiary if Your Income Annuity so provides. Or, depending on Your Income Annuity's provisions, we may continue making payments to a joint annuitant.

MISSTATEMENT

We may require proof of age of the owner, beneficiary or annuitant before making any payments under the Income Annuity that are measured by the owner's, beneficiary's or annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in a manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states, we are required to pay interest on any under payments.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from You. We reserve the right not to accept or to process transactions requested on Your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of reallocations for a number of other Contract owners, and who simultaneously makes the same request or series of requests on behalf of other Contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.

When You request a transaction, we will process the transaction on the basis of the Annuity Unit Value next determined after receipt of the request. Subject to our procedure, we will make withdrawals and reallocations at a later date, if You request.

We reserve the right to suspend or postpone payment for a withdrawal, income payment or reallocation when:

  . rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

  . during any other period when the Securities and Exchange Commission by order so permits.

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ADVERTISING PERFORMANCE

We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including Your quarterly statements, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

We may state performance in terms of "yield," "change in Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an annuity unit for a certain period. These numbers may also be annualized. Change in Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges.

AVERAGE ANNUAL TOTAL RETURN (also known as annualized change in annuity value) calculations ("Standard Performance") reflect all Separate Account charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Income Annuity. These presentations reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

For purposes of presentation (of Non-Standard Performance), we may assume that the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Income Annuity had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges since the Portfolio inception date. We use the actual annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Income Annuities had been introduced as of the Portfolio inception date.

We may state performance for the investment divisions of the Income Annuity which reflect deduction of the insurance-related charge and investment-related charge, if accompanied by the annualized change in annuity unit value.

Past performance is no guarantee of future results.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (E.G., male, age 65). These presentations reflect the deduction of the maximum insurance-related charge and investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

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


We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (E.G., male, age 65). These presentations reflect the deduction of the maximum insurance-related charge and the average of investment-related charges for all Portfolios to depict investment-related charges. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

An illustration should not be relied upon as a guarantee of future results.

Performance figures will vary among the Income Annuities as a result of different Separate Account charges and AIRs.

CHANGES TO YOUR INCOME ANNUITY

We have the right to make certain changes to Your Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get Your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

..   To operate the Separate Account in any form permitted by law.

..   To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws, including limiting the number, frequency or types of reallocations permitted).

..   To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

..   To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

..   To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Income Annuities.

..   To make any necessary technical changes in the Income Annuities in order to conform with any of the above- described actions.

If any changes result in a material change in the underlying investments of an investment division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of investment divisions. For Income Annuities where required by law, we will ask Your approval before making any technical changes.

VOTING RIGHTS

Based on our current view of applicable law, You have voting interests under Your Income Annuity concerning Metropolitan Fund, Met Investors Fund and American Funds(R) proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to Your Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You will be entitled to give instructions regarding the votes attributable to Your Income Annuity in Your sole discretion.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive Your voting instructions, we will vote Your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract owners or annuitants may control the outcome of a vote. Shares of the Metropolitan Fund, Met Investors Fund or American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

..   The shares for which voting instructions are received, and

..   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE INCOME ANNUITIES

MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Income Annuities (e.g., commissions payable to the retail broker-dealers who sell the Income Annuities, including our affiliated broker-dealers). MLIDC does not retain any fees under the Income Annuities.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Income Annuities are sold through MetLife licensed sales representatives who are associated with MetLife Securities, Inc. ("MSI"), our affiliate and a broker-dealer, which is paid compensation for the promotion and sale of the Income Annuities. Previously, Metropolitan Life Insurance Company was the broker-dealer through which MetLife sales representatives sold the Income Annuities. The Income Annuities are also sold through the registered representatives of our other affiliated broker-dealers. MSI and our affiliated broker-dealers are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are also members of FINRA. The Income Annuities may also be sold through other registered broker-dealers. Income Annuities also may be sold through the mail or over the Internet.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered from the Separate Account charge. The commissions we pay range from 0% to 6% of purchase payments.

Our sales representatives and their managers, and the sales representatives and managers of our affiliates, may be eligible for cash compensation such as bonuses, equity awards, such as stock options, training allowances, supplemental salary, payments based on a percentage of the Contract's account value, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits and other benefits. The amount of this cash compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by us or our affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to be eligible for the cash compensation and in order to maintain employment with us. Managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

Sales representatives and their managers may also be eligible for various non-cash compensation programs, such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation.

The receipt of this cash and non-cash compensation may provide sales representatives and their managers with an incentive to favor the sale of proprietary products.

Other incentives and additional cash compensation provide sales representatives and their managers with an incentive to favor the sale of proprietary products. The business unit responsible for the operation of our distribution system is also paid.

MLIDC pays compensation for the sale of the Income Annuities by affiliated broker-dealers. The compensation paid to broker-dealers for sales of the Income Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Income Annuities are sold). These firms pay their sales representatives all or a portion of the commissions received for their sales of Income Annuities; some firms may retain a portion of commissions. The amount that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation (as described above) that we may provide jointly with affiliated broker-dealers. Because of the receipt of this cash and non-cash compensation, sales representatives and their managers of our affiliated broker-dealers have an incentive to favor the sale of proprietary products.

MLIDC may also enter into preferred distribution arrangements with certain affiliated selling firms such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, MLIDC and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.

MLIDC also pays compensation for the sale of the Contracts by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Income Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Income annuities are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. We may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product over another product provider due to differing compensation rates. Ask Your sales representative for further information about what Your sales representative and the broker-dealer for which he or she works may receive in connection with Your purchase of a Contract.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of purchase payments allocated to the following portfolios for the services it provides in marketing the portfolios' shares in connection with the Income Annuity: the American Funds(R) Bond Portfolio, the American Funds(R) Growth Portfolio, the American Funds(R) Moderate Allocation Portfolio, the American Funds(R) Balanced Allocation Portfolio, and the American Funds(R) Global Small Capitalization Portfolio.

ADDITIONAL COMPENSATION PAID TO SELLING FIRMS AND OTHER INTERMEDIARIES

MetLife enters into arrangements with a variety of agents, brokers, consultants, third party administrators, general agents, associations, and other parties that may participate in the sale of MetLife products (each an "Intermediary"). If You purchase a MetLife product through an Intermediary, MetLife may pay the Intermediary base commission and other forms of compensation for the sale, renewal and/or administration of MetLife products, or remit compensation to the Intermediary on Your behalf. Compensation may include payments, commissions, fees, awards, overrides, bonuses, supplemental compensation, loans, gifts, prizes, stock options or any other form of valuable consideration. Additionally, MetLife may have a variety of other relationships with Your Intermediary or its affiliates that involve the payment of compensation and benefits that may or may not be related to Your relationship with MetLife (e.g., consulting or reinsurance arrangements). More information about the eligibility criteria, limitations, payment calculations and other terms and conditions of MetLife's intermediary compensation plans can be found on MetLife's Web site at www.whymetlife.com/brokercompensation. Questions regarding Intermediary compensation can be directed to ask4met@metlife.com, or if You would like to speak to someone about Intermediary compensation, please call (800) ASK 4MET. The prospect of receiving, or the receipt of, additional compensation as described above may provide Intermediaries with an incentive to favor sales of MetLife products.

FINANCIAL STATEMENTS

O ur financial statements and the financial statements of the Separate Account have been included in the SAI.

YOUR SPOUSE'S RIGHTS

If You received Your Contract through a qualified retirement plan and Your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under Your Income Annuity may be subject to Your spouse's rights.

If Your benefit is worth $5,000 or less, Your plan may provide for distribution of Your entire interest in a lump sum without Your spouse's consent.

For details or advice on how the law applies to Your circumstances, consult Your tax adviser or attorney.

WHEN WE CAN CANCEL YOUR INCOME ANNUITY

We may not cancel Your Income Annuity, except as described in the Withdrawal Option section of this Prospectus.

INCOME TAXES

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult Your own tax adviser about Your circumstances, any recent tax developments, and the impact of state income taxation. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. The SAI has additional tax information.

You are responsible for determining whether Your purchase of an Income Annuity, withdrawals, income payments and any other transactions under Your Income Annuity satisfy applicable tax law. We are not responsible for determining if Your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Income Annuities, the transfer of ownership of an Income Annuity, the designation (or change in such a designation) of an annuitant, beneficiary or other payee who is not also an owner, the exchange of an Income Annuity, or the receipt of an Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. The SAI may contain additional information. Please consult Your tax adviser.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds Your tax basis. The amount of income on annuity distributions (payable over Your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an annuity contract.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

GENERAL

All IRAs and participants' interests under tax qualified retirement plans of an employer (E.G. tax sheltered annuity plans under section 403(b) of the Code, eligible retirement plans under section 457 and retirement plans under section 401(a) of the Code) receive tax deferral under the Code. Although there are no additional tax benefits by funding Your IRA or qualified plan with an annuity, it does provide You additional insurance benefits such as availability of a guaranteed income for life.

Under current Federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from Your Contract (whether by You or Your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of: annuity You purchase (e.g., Non-Qualified or IRA); and payment method or income payment type You elect. If You meet certain requirements, Your Roth IRA earnings are free from Federal income taxes.

We will withhold a portion of the amount of Your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% Federal income tax penalty, in addition to ordinary income taxes. Also, please see the section below titled "Separate Account Charges" for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                     Type of Contract
                                         -----------------------------------------
                                                                     401(a) 401(k)
                                                       Trad. IRA/SEP Keogh 403(a)
                                         Non-Qualified SIMPLE IRA/1/ 403(b) 457/3/
                                         ------------- ------------- -------------
In a series of substantially equal
payments made annually (or more
frequently) for life or life expectancy
(SEPP)                                         x             x           x/2/
After You die                                  x             x              x
After You become totally disabled (as
defined in the Code)                           x             x              x
To pay deductible medical expenses                           x              x
To pay medical insurance premiums if
You are unemployed                                           x
For qualified higher education
expenses, or                                                 x
For qualified first time home purchases
up to $10,000                                                x
After December 31, 1999 for IRS levies                       x              x
After separation from service if You
are over age 55 at time of separation                                       x
Under certain Income Annuities
providing for substantially equal
payments over the "pay-out" period             x
/1/For SIMPLE IRA's the tax penalty for
  early withdrawals is generally
  increased to 25% for withdrawals
  within the first two years of Your
  participation in the SIMPLE IRA.
/2/You must also be separated from
  service.
/3/Distributions from 457(b) plans are
  generally not subject to the 10%
  penalty; however, the 10% penalty
  does apply to distributions from the
  457(b) plans of a state or local
  government employers to the extent
  that the distribution is attributable
  to rollovers accepted from other
  types of eligible retirement plans.

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


INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ("SEPP")

If You are considering selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with Your tax adviser. It is not clear whether income payments will satisfy the SEPP exception.

If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to Your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty with interest.

If You have not attained age 59 1/2 at the time of purchase and intend to use the Income Annuity to meet the substantially equal periodic payment exception to the 10% penalty tax, note that the exercise of either withdrawal feature prior to the later of (a) Your attaining age 59 1/2 or (b) five years after income payments had begun, will generally also result in the retroactive imposition of the 10% penalty tax (with interest) in addition to ordinary income tax on income payments previously received. In such cases, the taxable portion of the withdrawal, as well as the taxable portion of income payments received in the year of the withdrawal, will generally be subject to the 10% penalty tax in addition to ordinary income tax. In addition, if You are under age 59 1/2 when such payments are received, any future payments You receive will generally be subject to the 10% penalty tax. Consult Your tax adviser.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits, such as any guaranteed death benefits, could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat any deemed charges for these benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% Federal income tax penalty if the taxpayer is under age 59 1/2.

NON-QUALIFIED ANNUITIES

GENERAL

Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so You only pay income taxes on Your earnings. Generally, these earnings are taxed when received from the Contract.

Once income payments commence, You may not be able to transfer withdrawals to another non-qualified annuity contract or qualified long-term care contract in a tax-free Section 1035 exchange.

When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

In those limited situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest. Certain Income Annuities under section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with an annuity starting date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non-natural person.

PURCHASE PAYMENTS

Although the Code does not limit the amount of Your purchase payments, Your Contract may limit them.

Pursuant to IRS guidance, a direct transfer of less than the entire account value from one non-qualified annuity to another non-qualified annuity (a "partial exchange") may be recharacterized by the IRS if there is a withdrawal or surrender within the 180-day period following the partial exchange. Certain exceptions may apply. It is not clear whether this guidance applies to a partial exchange involving qualified long-term care contracts. Consult Your own independent tax adviser prior to a partial exchange.

PARTIAL AND FULL WITHDRAWALS

EXERCISE OF OPTIONAL TWO YEAR WITHDRAWAL OR STANDARD WITHDRAWAL FEATURE

If Your Income Annuity has been purchased with an Optional Two Year Withdrawal Feature or is a term certain only annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over Your remaining after-tax contributions.

For Non-Qualified Annuities, amounts received under the exercise of a partial withdrawal may be fully includable in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.

INCOME PAYMENTS

Income payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as a non-taxable return of Your purchase payments and a taxable payment of earnings.

The IRS has not determined how such excludable amount should be determined under an income annuity which permits reallocations between the investment divisions of the variable income option and the fixed income option.

We generally will tell You how much of each income payment is a non-taxable return of Your purchase payments. We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing Your after-tax purchase price, adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to You and the IRS.

Generally, once the total amount treated as a non-taxable return of Your purchase payment equals Your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of Your income payment for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

If the amount of income payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, You may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult Your tax adviser as to the details and consequences of making such election. Also, consult Your tax adviser as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.

DEATH BENEFITS

The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or income payments, whichever is applicable).

If You die before the annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to Your beneficiary within one year of the date of Your death or, if not, payment of Your entire interest in the Contract must be made within five years of the date of Your death. If Your spouse is Your beneficiary, he or she may elect to continue as owner of the Contract. Under federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

If You die on or after the annuity starting date, payments must continue to be made at least as rapidly as before Your death in accordance with the income type selected.

If You die before all purchase payments are returned, the unreturned amount may be deductible on Your final income tax return or excluded from income by Your beneficiary if income payments continue after Your death.

In the case of joint Contract owners, the above rules will be applied on the death of any Contract owner.

Where the Contract owner is not a natural person, these rules will be applied on the death of any annuitant (or on the change in annuitant, if permitted under the Contract).

If death benefit payments are being made to Your designated beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of Your designated beneficiary's death.

DIVERSIFICATION

In order for Your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract owners of gains under their Contract.

INVESTOR CONTROL

In certain circumstances, owners of Variable Annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal Income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract owner to allocate premium payments and transfer amounts among the funding options have not been addressed in public rulings. While we believe that the Contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of Your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

..   Possible taxation of reallocations between investment divisions and/or reallocations from/between an investment division to/and a fixed option.

..   Possible taxation as if You were the owner of Your portion of the Separate
    Account's assets.

..   Possible limits on the number of funding options available or the frequency of reallocations among them.

We reserve the right to amend Your Income Annuity where necessary to maintain its status as a Variable Annuity contract under Federal tax law and to protect You and other Contract owners in the investment divisions from adverse tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES AND QUALIFIED CONTRACTS
TRADITIONAL IRA, SIMPLE IRA, SEPS AND 401(A) ROLLOVERS

The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. A Contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

IRA Contracts may not invest in life insurance. The annuity may offer death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance which could conceivably be characterized as life insurance.

Consult Your tax adviser prior to the purchase of the Contract as a Traditional IRA, Roth IRA, SIMPLE IRA or SEP.

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the Contract.

You must be both the Contract owner and the annuitant under the Contract. Your IRA annuity is not forfeitable and You may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the Contract. You can transfer Your IRA proceeds to a similar IRA, certain eligible retirement plans of an employer (or a SIMPLE IRA to a Traditional IRA or eligible retirement plan after two years) without incurring Federal income taxes if certain conditions are satisfied.

PURCHASE PAYMENT

The Qualified (Traditional IRA/SEP) Contract is intended to be used as an IRA rollover annuity and will accept as a single purchase payment (a) a transfer or rollover from another traditional IRA, or a rollover from an eligible retirement plan of an employer (I.E., a 401(a), 403(a), 403(b) or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For Income Annuities established as "pay-outs" of SIMPLE IRAs, the Contract will only accept a single purchase payment consisting of a transfer or rollover from another Simple IRA. For Income Annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.

For IRAs and contracts issued under retirement plans qualified under sections 401(a) or 403(a), tax sheltered annuity plans, eligible section 457 plans of state or local governmental units or tax-exempt employers, the Code limits the amount of contributions which can be made. These limitations do not apply to direct transfers and rollovers from other types of eligible retirement plans or IRAs that are permitted under the plan and the Code.

WITHDRAWALS AND INCOME PAYMENTS UNDER TRADITIONAL IRAS, SIMPLE IRAS AND QUALIFIED PLANS

Withdrawals (other than tax free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. For Traditional IRAs (or SIMPLE IRAs), this portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all Your Traditional IRAs (including SIMPLE and SEP IRAs).

Certain mandatory distributions made to participants in an amount in excess of $1,000 must be automatically rolled over to an IRA designated by the plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing.

All taxable distributions from qualified contracts including 401(a), 403(a), TSA annuities and 457(b) plans that are not eligible rollover distributions and all taxable distributions from IRAs and non-qualified annuities will be subject to federal income tax withholding, unless the payee elects to have no withholding. The rate of withholding is as determined by the Code and regulations thereunder at the time of payment. A eligible rollover distribution from a qualified employer plan (other than a SEP or SIMPLE IRA) is subject to mandatory 20% withholding requirements, unless the distribution is accomplished by way of a direct (trustee-to-trustee) rollover.

MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS, SIMPLE IRAS AND OTHER TAX QUALIFIED CONTRACTS

Generally, for Traditional IRA/SEPs/SIMPLE (see discussion below for Roth
IRAs), You must begin receiving withdrawals by April 1 of the calendar year following the year in which You reach age 70 1/2. Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a Variable Annuity will satisfy these rules. Consult Your tax adviser prior to choosing a pay-out option.

In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Additionally, these regulations permit payments under Income Annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that the value of all benefits under a deferred annuity including death benefits in excess of cash value must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and You should consult Your own tax advisors as to how these rules affect Your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this new rule.

If You intend to receive Your minimum distributions which are payable over the joint lives of You and a beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult Your tax advisor.

The required minimum distribution rules for retirement plans under section 401(a)/403(a), section 403(b) and section 457(b) are similar to the rules under Traditional IRAs. However , there are certain differences such as the required beginning date not occurring until the April 1st of the calendar year following the later of (a) the calendar year the participant attains age 70 1/2, or
(b) the calendar year in which the participant retires (provided the participant does not own 5% or more of his or her employer).

DEATH BENEFITS UNDER IRAS, SIMPLE IRAS AND TAX QUALIFIED RETIREMENT PLANS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or income payments, whichever is applicable).

If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations). If Your spouse is Your beneficiary, and Your Contract is an IRA, he or she may elect to continue as "Contract owner" of the Contract. Under federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

If the Contract is issued in Your name after Your death for the benefit of Your designated beneficiary with a purchase payment which is directly transferred to the Contract from another IRA account or IRA annuity You owned (or from another tax qualified contract or account held for Your exclusive benefit under an eligible retirement plan), the death benefit must continue to be distributed to Your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of Your beneficiary's death.

LEGAL PROCEEDINGS

In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to act as principal underwriter or to meet its obligations under the Contracts.

TABLE OF CONTENTS FOR THE STATEMENT OF
ADDITIONAL INFORMATION

                                                               PAGE

            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....   2

            PRINCIPAL UNDERWRITER.............................   2

            DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.   2

            EXPERIENCE FACTOR.................................   2

            VARIABLE INCOME PAYMENTS..........................   2

            CALCULATING THE ANNUITY UNIT VALUE................   3

            ADVERTISEMENT OF THE SEPARATE ACCOUNT.............   4

            VOTING RIGHTS.....................................   6

            ERISA.............................................   6

            WITHDRAWALS.......................................   7

            ANNUITY UNIT VALUES...............................   8

            FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT......   1

            FINANCIAL STATEMENTS OF METLIFE................... F-1

APPENDIX A

PREMIUM TAX TABLE

If You are a resident of one of the following jurisdictions, the percentage amount listed by the jurisdiction is the premium tax rate applicable to Your Income Annuity.

                              Keogh, 401(a),
                               401(k), and   Non-Qualified
                  IRA Income  403(a) Income     Income
                 Annuities(1)   Annuities      Annuities
                 ------------ -------------- -------------

California......     0.5%          0.5%          2.35%

Florida(2)......     1.0%          1.0%           1.0%

Maine...........       --            --           2.0%

Nevada..........       --            --           3.5%

Puerto Rico(3)..     1.0%          1.0%           1.0%

South Dakota(4).       --            --          1.25%

West Virginia...     1.0%          1.0%           1.0%

Wyoming.........       --            --           1.0%

-----------

/1/ PREMIUM TAX RATES APPLICABLE TO IRA INCOME ANNUITIES PURCHASED FOR USE IN
    CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF (S)408(A) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "IRA INCOME ANNUITIES."

/2./ANNUITY PREMIUMS ARE EXEMPT FROM TAXATION PROVIDED THE TAX SAVINGS ARE
   PASSED BACK TO THE CONTRACT HOLDERS. OTHERWISE, THEY ARE TAXABLE AT 1%.

/3./WE WILL NOT DEDUCT PREMIUM TAXES PAID BY US TO PUERTO RICO FROM PURCHASE
   PAYMENTS, ACCOUNT BALANCES, WITHDRAWALS, DEATH BENEFITS OR INCOME PAYMENTS.

/4./SPECIAL RATE APPLIES FOR LARGE CASE ANNUITY POLICIES. RATE IS 8/100 OF 1%
   FOR THAT PORTION OF THE ANNUITY CONSIDERATIONS RECEIVED ON A CONTRACT EXCEEDING $500,000 ANNUALLY. SPECIAL RATE ON LARGE CASE POLICIES IS NOT SUBJECT TO RETALIATION.

 APPENDIX B: ANNUITY UNIT VALUES FOR EACH INVESTMENT DIVISION


These tables show fluctuations in the Accumulation Unit Values for each investment division from year end to year end. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table shows the Income Annuity with the maximum guaranteed Separate Account charge of .95% and an AIR of 3% and the second table shows the Income Annuity with the minimum Separate Account charge of .75% with an AIR of 3%. Tables with annuity unit values for Income Annuities with other Separate Account charges and other AIRs appear in the SAI, which is available upon request without charge by calling 1-866-438-6477.

                                   3% AIR, .95% SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------------------------------------------
                                                                     BEGINNING OF END OF YEAR   NUMBER OF
                                                                     YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                             YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-----------------------------------------------------------------------------------------------------------

American Funds(R) Balanced Allocation Investment Division
  (Class B)(h)................................................. 2008    $ 1.00      $ 0.68        0.00

                                                                2009      0.68        0.86        0.00

                                                                2010      0.86        0.93        0.00

                                                                2011      0.93        0.88        0.00

American Funds Bond Investment Division (Class 2)(f)........... 2006     15.44       15.94        0.00

                                                                2007     15.94       15.83        0.00

                                                                2008     15.83       13.80        0.00

                                                                2009     13.80       14.95        0.00

                                                                2010     14.95       15.30        0.00

                                                                2011     15.30       15.62        0.00

American Funds Global Small Capitalization Investment Division
  (Class 2)(a)................................................. 2003      9.71       10.40        0.00

                                                                2004     10.40       12.09        0.00

                                                                2005     12.09       14.58        0.00

                                                                2006     14.58       17.40        0.00

                                                                2007     17.40       20.32        0.00

                                                                2008     20.32        9.08        0.00

                                                                2009      9.08       14.08        0.00

                                                                2010     14.08       16.58        0.00

                                                                2011     16.58       12.90        0.00

                                 3% AIR, .95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

American Funds(R) Growth Allocation Investment Division
  (Class B)(h).............................................. 2008    $ 1.00      $ 0.62        0.00

                                                             2009      0.62        0.81        0.00

                                                             2010      0.81        0.88        0.00

                                                             2011      0.88        0.81        0.00

American Funds Growth Investment Division (Class 2)(a)...... 2003      9.80       10.41        0.00

                                                             2004     10.41       11.26        0.00

                                                             2005     11.26       12.58        0.00

                                                             2006     12.58       13.34        0.00

                                                             2007     13.34       14.41        0.00

                                                             2008     14.41        7.76        0.00

                                                             2009      7.76       10.41        0.00

                                                             2010     10.41       11.88        0.00

                                                             2011     11.88       10.94        0.00

American Funds Growth-Income Investment Division
  (Class 2)(a).............................................. 2003      9.81       10.57        0.00

                                                             2004     10.57       11.22        0.00

                                                             2005     11.22       11.42        0.00

                                                             2006     11.42       12.66        0.00

                                                             2007     12.66       12.79        0.00

                                                             2008     12.79        7.64        0.00

                                                             2009      7.64        9.64        0.00

                                                             2010      9.64       10.33        0.00

                                                             2011     10.33        9.76        0.00

American Funds(R) Moderate Allocation Investment Division
  (Class B)(h).............................................. 2008      1.00        0.75        0.00

                                                             2009      0.75        0.90        0.00

                                                             2010      0.90        0.95        0.00

                                                             2011      0.95        0.92        0.00

                                      3% AIR, .95% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

Artio International Stock Investment Division......................... 2003    $10.00      $10.81        0.00

                                                                       2004     10.81       12.28        0.00

                                                                       2005     12.28       13.94        0.00

                                                                       2006     13.94       15.62        0.00

                                                                       2007     15.62       16.57        0.00

                                                                       2008     16.57        8.90        0.00

                                                                       2009      8.90       10.46        0.00

                                                                       2010     10.46       10.79        0.00

                                                                       2011     10.79        8.31        0.00

Barclays Capital Aggregate Bond Index Investment Division(a).......... 2003     10.00       10.04        0.00

                                                                       2004     10.04       10.05        0.00

                                                                       2005     10.05        9.87        0.00

                                                                       2006      9.87        9.88        0.00

                                                                       2007      9.88       10.15        0.00

                                                                       2008     10.15       10.35        0.00

                                                                       2009     10.35       10.47        0.00

                                                                       2010     10.47       10.68        0.00

                                                                       2011     10.68       11.04        0.00

BlackRock Aggressive Growth Investment Division(a).................... 2003      9.73       10.26        0.00

                                                                       2004     10.26       11.14        0.00

                                                                       2005     11.14       11.87        0.00

                                                                       2006     11.87       12.18        0.00

                                                                       2007     12.18       14.12        0.00

                                                                       2008     14.12        7.37        0.00

                                                                       2009      7.37       10.59        0.00

                                                                       2010     10.59       11.74        0.00

                                                                       2011     11.74       10.96        0.00

                                 3% AIR, .95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

BlackRock Bond Income Investment Division(a)................ 2003    $10.00      $10.08        0.00

                                                             2004     10.08       10.12        0.00

                                                             2005     10.12        9.97        0.00

                                                             2006      9.97       10.01        0.00

                                                             2007     10.01       10.23        0.00

                                                             2008     10.23        9.50        0.00

                                                             2009      9.50       10.00        0.00

                                                             2010     10.00       10.42        0.00

                                                             2011     10.42       10.68        0.00

BlackRock Diversified Investment Division(a)................ 2003      9.86       10.33        0.00

                                                             2004     10.33       10.78        0.00

                                                             2005     10.78       10.69        0.00

                                                             2006     10.69       11.36        0.00

                                                             2007     11.36       11.57        0.00

                                                             2008     11.57        8.37        0.00

                                                             2009      8.37        9.44        0.00

                                                             2010      9.44        9.95        0.00

                                                             2011      9.95        9.94        0.00

BlackRock Large Cap Core Investment Division*(g)............ 2007     12.62       12.54        0.00

                                                             2008     12.54        7.58        0.00

                                                             2009      7.58        8.71        0.00

                                                             2010      8.71        9.44        0.00

                                                             2011      9.44        9.14        0.00

Black Rock Large Cap Investment Division(a)(g).............. 2003      9.78       10.49        0.00

                                                             2004     10.49       11.18        0.00

                                                             2005     11.18       11.14        0.00

                                                             2006     11.14       12.23        0.00

                                                             2007     12.23       12.73        0.00

                                     3% AIR, .95% SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------------------------------------------
                                                                         BEGINNING OF END OF YEAR   NUMBER OF
                                                                         YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                 YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
---------------------------------------------------------------------------------------------------------------

BlackRock Large Cap Value Investment Division(b)................... 2004    $10.00      $10.96        0.00

                                                                    2005     10.96       11.17        0.00

                                                                    2006     11.17       12.82        0.00

                                                                    2007     12.82       12.75        0.00

                                                                    2008     12.75        7.98        0.00

                                                                    2009      7.98        8.53        0.00

                                                                    2010      8.53        8.96        0.00

                                                                    2011      8.96        8.83        0.00

BlackRock Legacy Large Cap Growth Investment Division(b)........... 2004     10.00       10.88        0.00

                                                                    2005     10.88       11.20        0.00

                                                                    2006     11.20       11.22        0.00

                                                                    2007     11.22       12.80        0.00

                                                                    2008     12.80        7.82        0.00

                                                                    2009      7.82       10.28        0.00

                                                                    2010     10.28       11.85        0.00

                                                                    2011     11.85       10.38        0.00

BlackRock Legacy Large Cap Growth Investment Division (formerly FI
  Large Cap Investment Division)(i)................................ 2006     18.29       18.19        0.00

                                                                    2007     18.19       18.18        0.00

                                                                    2008     18.18        9.65        0.00

                                                                    2009      9.65        9.98        0.00

Clarion Global Real Estate Investment Division(b).................. 2004     10.00        2.08        0.00

                                                                    2005      2.08        2.27        0.00

                                                                    2006      2.27        3.02        0.00

                                                                    2007      3.02        2.47        0.00

                                                                    2008      2.47        1.39        0.00

                                                                    2009      1.39        1.80        0.00

                                                                    2010      1.80        2.02        0.00

                                                                    2011      2.02        1.84        0.00

                                 3% AIR, .95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

Davis Venture Value Investment Division(a).................. 2003    $ 9.84      $10.66        0.00

                                                             2004     10.66       11.51        0.00

                                                             2005     11.51       12.22        0.00

                                                             2006     12.22       13.46        0.00

                                                             2007     13.46       13.54        0.00

                                                             2008     13.54        7.89        0.00

                                                             2009      7.89       10.02        0.00

                                                             2010     10.02       10.79        0.00

                                                             2011     10.79        9.96        0.00

FI Value Leaders Investment Division(b)..................... 2004     10.00       11.20        0.00

                                                             2005     11.20       11.93        0.00

                                                             2006     11.93       12.84        0.00

                                                             2007     12.84       12.87        0.00

                                                             2008     12.87        7.55        0.00

                                                             2009      7.55        8.85        0.00

                                                             2010      8.85        9.75        0.00

                                                             2011      9.75        8.80        0.00

Harris Oakmark International Investment Division(b)......... 2004     10.00       11.46        0.00

                                                             2005     11.46       12.62        0.00

                                                             2006     12.62       15.69        0.00

                                                             2007     15.69       14.96        0.00

                                                             2008     14.96        8.52        0.00

                                                             2009      8.52       12.75        0.00

                                                             2010     12.75       14.30        0.00

                                                             2011     14.30       11.83        0.00

                                    3% AIR, .95% SEPARATE ACCOUNT CHARGE
-------------------------------------------------------------------------------------------------------------
                                                                       BEGINNING OF END OF YEAR   NUMBER OF
                                                                       YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                               YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-------------------------------------------------------------------------------------------------------------

Invesco Small Cap Growth Investment Division(b).................. 2004   $ 10.00      $ 10.64       0.00

                                                                  2005     10.64        11.11       0.00

                                                                  2006     11.11        12.18       0.00

                                                                  2007     12.18        13.04       0.00

                                                                  2008     13.04         7.70       0.00

                                                                  2009      7.70         9.94       0.00

                                                                  2010      9.94        12.09       0.00

                                                                  2011     12.09        11.53       0.00

Janus Forty Investment Division(h)............................... 2008    309.77       166.90       0.00

                                                                  2009    166.90       229.87       0.00

                                                                  2010    229.87       242.47       0.00

                                                                  2011    242.47       216.14       0.00

Jennison Growth Investment Division(c)........................... 2005      9.42        11.16       0.00

                                                                  2006     11.16        11.03       0.00

                                                                  2007     11.03        11.84       0.00

                                                                  2008     11.84         7.24       0.00

                                                                  2009      7.24         9.75       0.00

                                                                  2010      9.75        10.46       0.00

                                                                  2011     10.46        10.12       0.00

Jennison Growth Investment Division (formerly Met/Putnam Voyager
  Investment Division)(a)(c)..................................... 2003      9.82        10.20       0.00

                                                                  2004     10.20        10.30       0.00

                                                                  2005     10.30         9.31       0.00

Lazard Mid Cap Investment Division(b)............................ 2004     10.00        10.73       0.00

                                                                  2005     10.73        11.19       0.00

                                                                  2006     11.19        12.36       0.00

                                                                  2007     12.36        11.59       0.00

                                                                  2008     11.59         6.89       0.00

                                                                  2009      6.89         9.09       0.00

                                                                  2010      9.09        10.78       0.00

                                                                  2011     10.78         9.84       0.00

                                    3% AIR, .95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------------
                                                                        BEGINNING OF END OF YEAR   NUMBER OF
                                                                        YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------------

Legg Mason ClearBridge Aggressive Growth Investment Division(a)... 2003    $ 9.77      $10.34        0.00

                                                                   2004     10.34       10.82        0.00

                                                                   2005     10.82       11.85        0.00

                                                                   2006     11.85       11.22        0.00

                                                                   2007     11.22       11.07        0.00

                                                                   2008     11.07        6.49        0.00

                                                                   2009      6.49        8.34        0.00

                                                                   2010      8.34        9.95        0.00

                                                                   2011      9.95        9.91        0.00

Legg Mason ClearBridge Aggressive Growth Investment Division
  (formerly Legg Mason Value Equity Investment Division)(k)....... 2006     12.00       12.67        0.00

                                                                   2007     12.67       11.49        0.00

                                                                   2008     11.49        5.03        0.00

                                                                   2009      5.03        6.67        0.00

                                                                   2010      6.67        6.92        0.00

                                                                   2011      6.92        7.30        0.00

Legg Mason ClearBridge Aggressive Growth Investment Division
  (formerly Legg Mason Value Equity Investment Division (formerly
  MFS(R) Investors Trust Investment Division))(a)(d).............. 2003      9.88       10.52        0.00

                                                                   2004     10.52       11.26        0.00

                                                                   2005     11.26       11.62        0.00

                                                                   2006     11.62       12.07        0.00

Loomis Sayles Small Cap Core Investment Division(a)............... 2003      9.76       10.19        0.00

                                                                   2004     10.19       11.40        0.00

                                                                   2005     11.40       11.73        0.00

                                                                   2006     11.73       13.16        0.00

                                                                   2007     13.16       14.16        0.00

                                                                   2008     14.16        8.73        0.00

                                                                   2009      8.73       10.93        0.00

                                                                   2010     10.93       13.41        0.00

                                                                   2011     13.41       12.98        0.00

                                 3% AIR, .95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

Loomis Sayles Small Cap Growth Investment Division(a)....... 2003    $ 9.60      $10.41        0.00

                                                             2004     10.41       11.16        0.00

                                                             2005     11.16       11.23        0.00

                                                             2006     11.23       11.88        0.00

                                                             2007     11.88       11.94        0.00

                                                             2008     11.94        6.76        0.00

                                                             2009      6.76        8.44        0.00

                                                             2010      8.44       10.69        0.00

                                                             2011     10.69       10.59        0.00

Lord Abbett Bond Debenture Investment Division(a)........... 2003      9.94       10.27        0.00

                                                             2004     10.27       10.71        0.00

                                                             2005     10.71       10.49        0.00

                                                             2006     10.49       11.03        0.00

                                                             2007     11.03       11.34        0.00

                                                             2008     11.34        8.89        0.00

                                                             2009      8.89       11.73        0.00

                                                             2010     11.73       12.77        0.00

                                                             2011     12.77       12.87        0.00

Met/Artisan Mid Cap Value Investment Division(a)............ 2003      9.86       10.80        0.00

                                                             2004     10.80       11.42        0.00

                                                             2005     11.42       12.08        0.00

                                                             2006     12.08       13.07        0.00

                                                             2007     13.07       11.70        0.00

                                                             2008     11.70        6.07        0.00

                                                             2009      6.07        8.27        0.00

                                                             2010      8.27        9.15        0.00

                                                             2011      9.15        9.40        0.00

                                    3% AIR, .95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------------
                                                                        BEGINNING OF END OF YEAR   NUMBER OF
                                                                        YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------------

Met/Franklin Income Investment Division (Class B)(h).............. 2008    $ 0.99      $ 0.78        0.00

                                                                   2009      0.78        0.96        0.00

                                                                   2010      0.96        1.03        0.00

                                                                   2011      1.03        1.01        0.00

Met/Franklin Mutual Shares Investment Division (Class B)(h)....... 2008      0.99        0.64        0.00

                                                                   2009      0.64        0.77        0.00

                                                                   2010      0.77        0.83        0.00

                                                                   2011      0.83        0.79        0.00

Met/Franklin Templeton Founding Strategy Investment Division
  (Class B)(h).................................................... 2008      0.99        0.69        0.00

                                                                   2009      0.69        0.85        0.00

                                                                   2010      0.85        0.90        0.00

                                                                   2011      0.90        0.85        0.00

Met/Templeton Growth Investment Division (Class B)(h)............. 2008      0.99        0.64        0.00

                                                                   2009      0.64        0.82        0.00

                                                                   2010      0.82        0.85        0.00

                                                                   2011      0.85        0.76        0.00

MetLife Aggressive Strategy Investment Division................... 2011     10.63        8.97        0.00

MetLife Aggressive Strategy Investment Division (formerly MetLife
  Aggressive Allocation Investment Division)(e)(l)................ 2005      9.99       10.98        0.00

                                                                   2006     10.98       12.25        0.00

                                                                   2007     12.25       12.19        0.00

                                                                   2008     12.19        7.00        0.00

                                                                   2009      7.00        8.88        0.00

                                                                   2010      8.88        9.90        0.00

                                                                   2011      9.90       10.66        0.00

                                 3% AIR, .95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

MetLife Conservative Allocation Investment Division(e)...... 2005    $ 9.99      $10.14        0.00

                                                             2006     10.14       10.49        0.00

                                                             2007     10.49       10.67        0.00

                                                             2008     10.67        8.81        0.00

                                                             2009      8.81       10.23        0.00

                                                             2010     10.23       10.86        0.00

                                                             2011     10.86       10.81        0.00

MetLife Conservative to Moderate Allocation Investment
  Division(e)............................................... 2005      9.99       10.36        0.00

                                                             2006     10.36       10.96        0.00

                                                             2007     10.96       11.07        0.00

                                                             2008     11.07        8.37        0.00

                                                             2009      8.37        9.98        0.00

                                                             2010      9.98       10.73        0.00

                                                             2011     10.73       10.45        0.00

MetLife Mid Cap Stock Index Investment Division(a).......... 2003      9.78       10.44        0.00

                                                             2004     10.44       11.65        0.00

                                                             2005     11.65       12.58        0.00

                                                             2006     12.58       13.32        0.00

                                                             2007     13.32       13.81        0.00

                                                             2008     13.81        8.47        0.00

                                                             2009      8.47       11.16        0.00

                                                             2010     11.16       13.56        0.00

                                                             2011     13.56       12.80        0.00

MetLife Moderate Allocation Investment Division(e).......... 2005      9.99       10.58        0.00

                                                             2006     10.58       11.42        0.00

                                                             2007     11.42       11.48        0.00

                                                             2008     11.48        7.90        0.00

                                                             2009      7.90        9.63        0.00

                                                             2010      9.63       10.51        0.00

                                                             2011     10.51       10.00        0.00

                                 3% AIR, .95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

MetLife Moderate to Aggressive Allocation Investment
  Division(e)............................................... 2005    $ 9.99      $10.80        0.00

                                                             2006     10.80       11.90        0.00

                                                             2007     11.90       11.92        0.00

                                                             2008     11.92        7.45        0.00

                                                             2009      7.45        9.28        0.00

                                                             2010      9.28       10.25        0.00

                                                             2011     10.25        9.51        0.00

MetLife Stock Index Investment Division(a).................. 2003      9.82       10.54        0.00

                                                             2004     10.54       11.20        0.00

                                                             2005     11.20       11.27        0.00

                                                             2006     11.27       12.52        0.00

                                                             2007     12.52       12.67        0.00

                                                             2008     12.67        7.66        0.00

                                                             2009      7.66        9.30        0.00

                                                             2010      9.30       10.27        0.00

                                                             2011     10.27       10.06        0.00

MFS(R) Research International Investment Division(a)........ 2003      9.98       10.90        0.00

                                                             2004     10.90       12.55        0.00

                                                             2005     12.55       14.09        0.00

                                                             2006     14.09       17.20        0.00

                                                             2007     17.20       18.79        0.00

                                                             2008     18.79       10.43        0.00

                                                             2009     10.43       13.24        0.00

                                                             2010     13.24       14.22        0.00

                                                             2011     14.22       12.25        0.00

                                 3% AIR, .95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

MFS(R) Total Return Investment Division(b).................. 2004    $10.00      $10.75        0.00

                                                             2005     10.75       10.66        0.00

                                                             2006     10.66       11.51        0.00

                                                             2007     11.51       11.55        0.00

                                                             2008     11.55        8.64        0.00

                                                             2009      8.64        9.86        0.00

                                                             2010      9.86       10.44        0.00

                                                             2011     10.44       10.28        0.00

MFS(R) Value Investment Division(a)......................... 2003      9.88       10.57        0.00

                                                             2004     10.57       11.33        0.00

                                                             2005     11.33       10.74        0.00

                                                             2006     10.74       12.21        0.00

                                                             2007     12.21       11.29        0.00

                                                             2008     11.29        7.22        0.00

                                                             2009      7.22        8.39        0.00

                                                             2010      8.39        8.99        0.00

                                                             2011      8.99        8.72        0.00

Morgan Stanley EAFE(R) Index Investment Division(a)......... 2003      9.94       10.92        0.00

                                                             2004     10.92       12.57        0.00

                                                             2005     12.57       13.69        0.00

                                                             2006     13.69       16.55        0.00

                                                             2007     16.55       17.64        0.00

                                                             2008     17.64        9.82        0.00

                                                             2009      9.82       12.16        0.00

                                                             2010     12.16       12.65        0.00

                                                             2011     12.65       10.65        0.00

Morgan Stanley Mid Cap Growth Investment Division(j)........ 2010      8.01        9.16        0.00

                                                             2011      9.16        8.22        0.00

                                     3% AIR, .95% SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------------------------------------------
                                                                         BEGINNING OF END OF YEAR   NUMBER OF
                                                                         YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                 YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
---------------------------------------------------------------------------------------------------------------

Morgan Stanley Mid Cap Growth Investment Division (formerly FI Mid
  Cap Opportunities Investment Division(a))........................ 2003    $ 9.80      $10.27        0.00

                                                                    2004     10.27       11.57        0.00

                                                                    2005     11.57       11.90        0.00

                                                                    2006     11.90       12.80        0.00

                                                                    2007     12.80       13.34        0.00

                                                                    2008     13.34        5.73        0.00

                                                                    2009      5.73        7.38        0.00

                                                                    2010      7.38        7.93        0.00

Neuberger Berman Genesis Investment Division(a).................... 2003      9.69       10.91        0.00

                                                                    2004     10.91       12.10        0.00

                                                                    2005     12.10       12.12        0.00

                                                                    2006     12.12       13.61        0.00

                                                                    2007     13.61       12.63        0.00

                                                                    2008     12.63        7.48        0.00

                                                                    2009      7.48        8.14        0.00

                                                                    2010      8.14        9.52        0.00

                                                                    2011      9.52        9.69        0.00

Neuberger Berman Mid Cap Value Investment Division(a).............. 2003      9.82       10.61        0.00

                                                                    2004     10.61       12.54        0.00

                                                                    2005     12.54       13.54        0.00

                                                                    2006     13.54       14.52        0.00

                                                                    2007     14.52       14.44        0.00

                                                                    2008     14.44        7.31        0.00

                                                                    2009      7.31       10.41        0.00

                                                                    2010     10.41       12.65        0.00

                                                                    2011     12.65       11.39        0.00

                                 3% AIR, .95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

Oppenheimer Capital Appreciation Investment Division(e)..... 2005    $ 8.18      $ 8.76        0.00

                                                             2006      8.76        9.08        0.00

                                                             2007      9.08        9.99        0.00

                                                             2008      9.99        5.21        0.00

                                                             2009      5.21        7.21        0.00

                                                             2010      7.21        7.61        0.00

                                                             2011      7.61        7.25        0.00

Oppenheimer Global Equity Investment Division(a)............ 2003      9.94       10.79        0.00

                                                             2004     10.79       12.08        0.00

                                                             2005     12.08       13.50        0.00

                                                             2006     13.50       15.14        0.00

                                                             2007     15.14       15.51        0.00

                                                             2008     15.51        8.89        0.00

                                                             2009      8.89       12.00        0.00

                                                             2010     12.00       13.41        0.00

                                                             2011     13.41       11.84        0.00

PIMCO Inflation Protected Bond Investment Division(f)....... 2006     11.22       11.16        0.00

                                                             2007     11.16       11.92        0.00

                                                             2008     11.92       10.70        0.00

                                                             2009     10.70       12.18        0.00

                                                             2010     12.18       12.65        0.00

                                                             2011     12.65       13.57        0.00

PIMCO Total Return Investment Division(a)................... 2003     10.00       10.07        0.00

                                                             2004     10.07       10.19        0.00

                                                             2005     10.19       10.04        0.00

                                                             2006     10.04       10.12        0.00

                                                             2007     10.12       10.50        0.00

                                                             2008     10.50       10.16        0.00

                                                             2009     10.16       11.57        0.00

                                                             2010     11.57       12.06        0.00

                                                             2011     12.06       12.00        0.00

                                 3% AIR, .95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

RCM Technology Investment Division(a)....................... 2003    $ 9.57      $10.01        0.00

                                                             2004     10.01        9.22        0.00

                                                             2005      9.22        9.87        0.00

                                                             2006      9.87       10.02        0.00

                                                             2007     10.02       12.68        0.00

                                                             2008     12.68        6.80        0.00

                                                             2009      6.80       10.41        0.00

                                                             2010     10.41       12.84        0.00

                                                             2011     12.84       11.14        0.00

Russell 2000(R) Index Investment Division(a)................ 2003      9.76       10.48        0.00

                                                             2004     10.48       11.87        0.00

                                                             2005     11.87       11.93        0.00

                                                             2006     11.93       13.54        0.00

                                                             2007     13.54       12.82        0.00

                                                             2008     12.82        8.20        0.00

                                                             2009      8.20        9.94        0.00

                                                             2010      9.94       12.13        0.00

                                                             2011     12.13       11.19        0.00

SSgA Growth and Income ETF Investment Division(f)........... 2006     10.55       11.03        0.00

                                                             2007     11.03       11.22        0.00

                                                             2008     11.22        8.10        0.00

                                                             2009      8.10        9.74        0.00

                                                             2010      9.74       10.55        0.00

                                                             2011     10.55       10.27        0.00

SSgA Growth ETF Investment Division(f)...................... 2006     10.75       11.28        0.00

                                                             2007     11.28       11.50        0.00

                                                             2008     11.50        7.42        0.00

                                                             2009      7.42        9.25        0.00

                                                             2010      9.25       10.17        0.00

                                                             2011     10.17        9.60        0.00

                                 3% AIR, .95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

T. Rowe Price Large Cap Growth Investment Division(a)....... 2003    $ 9.82      $10.58        0.00

                                                             2004     10.58       11.18        0.00

                                                             2005     11.18       11.46        0.00

                                                             2006     11.46       12.48        0.00

                                                             2007     12.48       13.13        0.00

                                                             2008     13.13        7.34        0.00

                                                             2009      7.34       10.12        0.00

                                                             2010     10.12       11.39        0.00

                                                             2011     11.39       10.84        0.00

T. Rowe Price Mid Cap Growth Investment Division(a)......... 2003      9.73       10.35        0.00

                                                             2004     10.35       11.76        0.00

                                                             2005     11.76       13.00        0.00

                                                             2006     13.00       13.32        0.00

                                                             2007     13.32       15.10        0.00

                                                             2008     15.10        8.76        0.00

                                                             2009      8.76       12.29        0.00

                                                             2010     12.29       15.14        0.00

                                                             2011     15.14       14.36        0.00

T. Rowe Price Small Cap Growth Investment Division(a)....... 2003      9.74       10.26        0.00

                                                             2004     10.26       10.97        0.00

                                                             2005     10.97       11.71        0.00

                                                             2006     11.71       11.70        0.00

                                                             2007     11.70       12.36        0.00

                                                             2008     12.36        7.58        0.00

                                                             2009      7.58       10.13        0.00

                                                             2010     10.13       13.15        0.00

                                                             2011     13.15       12.87        0.00

                                 3% AIR, .95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

Western Asset Management Strategic Bond Opportunities
  Investment Division(a).................................... 2003    $ 9.99      $10.15        0.00

                                                             2004     10.15       10.40        0.00

                                                             2005     10.40       10.29        0.00

                                                             2006     10.29       10.40        0.00

                                                             2007     10.40       10.40        0.00

                                                             2008     10.40        8.50        0.00

                                                             2009      8.50       10.81        0.00

                                                             2010     10.81       11.72        0.00

                                                             2011     11.72       11.96        0.00

Western Asset Management U.S. Government Investment
  Division(a)............................................... 2003     10.00       10.03        0.00

                                                             2004     10.03        9.93        0.00

                                                             2005      9.93        9.72        0.00

                                                             2006      9.72        9.74        0.00

                                                             2007      9.74        9.77        0.00

                                                             2008      9.77        9.36        0.00

                                                             2009      9.36        9.39        0.00

                                                             2010      9.39        9.56        0.00

                                                             2011      9.56        9.70        0.00

                                 3% AIR, .75% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

American Funds(R) Balanced Allocation Investment Division
  (Class B)(h).............................................. 2008    $1.00        $0.69        0.00

                                                             2009     0.69         0.86        0.00

                                                             2010     0.86         0.93        0.00

                                                             2011     0.93         0.88        0.00

                                   3% AIR, .75% SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------------------------------------------
                                                                     BEGINNING OF END OF YEAR   NUMBER OF
                                                                     YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                             YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-----------------------------------------------------------------------------------------------------------

American Funds Bond Investment Division (Class 2)(f)........... 2006    $15.71      $16.24        0.00

                                                                2007     16.24       16.17        0.00

                                                                2008     16.17       14.12        0.00

                                                                2009     14.12       15.33        0.00

                                                                2010     15.33       15.72        0.00

                                                                2011     15.72       16.08        0.00

American Funds Global Small Capitalization Investment Division
  (Class 2)(a)................................................. 2003     10.00       10.41        0.00

                                                                2004     10.41       12.12        0.00

                                                                2005     12.12       14.65        0.00

                                                                2006     14.65       17.51        0.00

                                                                2007     17.51       20.49        0.00

                                                                2008     20.49        9.17        0.00

                                                                2009      9.17       14.26        0.00

                                                                2010     14.26       16.82        0.00

                                                                2011     16.82       13.11        0.00

American Funds(R) Growth Allocation Investment Division
  (Class B)(h)................................................. 2008      1.00        0.62        0.00

                                                                2009      0.62        0.81        0.00

                                                                2010      0.81        0.89        0.00

                                                                2011      0.89        0.82        0.00

American Funds Growth Investment Division (Class 2)(a)......... 2003     10.00       10.41        0.00

                                                                2004     10.41       11.28        0.00

                                                                2005     11.28       12.64        0.00

                                                                2006     12.64       13.42        0.00

                                                                2007     13.42       14.53        0.00

                                                                2008     14.53        7.84        0.00

                                                                2009      7.84       10.54        0.00

                                                                2010     10.54       12.05        0.00

                                                                2011     12.05       11.12        0.00

                                 3% AIR, .75% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

American Funds Growth-Income Investment Division
  (Class 2)(a).............................................. 2003    $10.00      $10.58        0.00

                                                             2004     10.58       11.25        0.00

                                                             2005     11.25       11.47        0.00

                                                             2006     11.47       12.74        0.00

                                                             2007     12.74       12.89        0.00

                                                             2008     12.89        7.72        0.00

                                                             2009      7.72        9.76        0.00

                                                             2010      9.76       10.48        0.00

                                                             2011     10.48        9.92        0.00

American Funds(R) Moderate Allocation Investment Division
  (Class B)(h).............................................. 2008      1.00        0.75        0.00

                                                             2009      0.75        0.90        0.00

                                                             2010      0.90        0.95        0.00

                                                             2011      0.95        0.92        0.00

Artio International Stock Investment Division............... 2003     10.00       10.81        0.00

                                                             2004     10.81       12.31        0.00

                                                             2005     12.31       14.00        0.00

                                                             2006     14.00       15.72        0.00

                                                             2007     15.72       16.71        0.00

                                                             2008     16.71        8.99        0.00

                                                             2009      8.99       10.59        0.00

                                                             2010     10.59       10.94        0.00

                                                             2011     10.94        8.45        0.00

                                      3% AIR, .75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

Barclays Capital Aggregate Bond Index Investment Division(a).......... 2003    $10.00      $10.04        0.00

                                                                       2004     10.04       10.07        0.00

                                                                       2005     10.07        9.91        0.00

                                                                       2006      9.91        9.94        0.00

                                                                       2007      9.94       10.24        0.00

                                                                       2008     10.24       10.46        0.00

                                                                       2009     10.46       10.60        0.00

                                                                       2010     10.60       10.83        0.00

                                                                       2011     10.83       11.22        0.00

BlackRock Aggressive Growth Investment Division(a).................... 2003     10.00       10.26        0.00

                                                                       2004     10.26       11.17        0.00

                                                                       2005     11.17       11.92        0.00

                                                                       2006     11.92       12.26        0.00

                                                                       2007     12.26       14.24        0.00

                                                                       2008     14.24        7.44        0.00

                                                                       2009      7.44       10.72        0.00

                                                                       2010     10.72       11.91        0.00

                                                                       2011     11.91       11.14        0.00

BlackRock Bond Income Investment Division(a).......................... 2003     10.00       10.08        0.00

                                                                       2004     10.08       10.14        0.00

                                                                       2005     10.14       10.01        0.00

                                                                       2006     10.01       10.07        0.00

                                                                       2007     10.07       10.32        0.00

                                                                       2008     10.32        9.60        0.00

                                                                       2009      9.60       10.13        0.00

                                                                       2010     10.13       10.57        0.00

                                                                       2011     10.57       10.86        0.00

                                 3% AIR, .75% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

BlackRock Diversified Investment Division(a)................ 2003    $10.00      $10.34        0.00

                                                             2004     10.34       10.81        0.00

                                                             2005     10.81       10.73        0.00

                                                             2006     10.73       11.43        0.00

                                                             2007     11.43       11.67        0.00

                                                             2008     11.67        8.45        0.00

                                                             2009      8.45        9.55        0.00

                                                             2010      9.55       10.10        0.00

                                                             2011     10.10       10.10        0.00

BlackRock Large Cap Core Investment Division*(g)............ 2007     12.71       12.64        0.00

                                                             2008     12.64        7.66        0.00

                                                             2009      7.66        8.81        0.00

                                                             2010      8.81        9.57        0.00

                                                             2011      9.57        9.28        0.00

Black Rock Large Cap Investment Division(a)(g).............. 2003     10.00       10.49        0.00

                                                             2004     10.49       11.21        0.00

                                                             2005     11.21       11.19        0.00

                                                             2006     11.19       12.30        0.00

                                                             2007     12.30       12.82        0.00

BlackRock Large Cap Value Investment Division(b)............ 2004     10.00       10.97        0.00

                                                             2005     10.97       11.21        0.00

                                                             2006     11.21       12.89        0.00

                                                             2007     12.89       12.84        0.00

                                                             2008     12.84        8.05        0.00

                                                             2009      8.05        8.63        0.00

                                                             2010      8.63        9.08        0.00

                                                             2011      9.08        8.96        0.00

                                 3% AIR, .75% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

BlackRock Legacy Large Cap Growth Investment Division(b).... 2004    $10.00      $10.89        0.00

                                                             2005     10.89       11.24        0.00

                                                             2006     11.24       11.28        0.00

                                                             2007     11.28       12.90        0.00

                                                             2008     12.90        7.89        0.00

                                                             2009      7.89       10.40        0.00

                                                             2010     10.40       12.01        0.00

                                                             2011     12.01       10.54        0.00

BlackRock Legacy Large Cap Growth Investment Division
  (formerly FI Large Cap Investment Division)(i)............ 2006     18.64       18.57        0.00

                                                             2007     18.57       18.60        0.00

                                                             2008     18.60        9.89        0.00

                                                             2009      9.89       10.23        0.00

Clarion Global Real Estate Investment Division(b)........... 2004     10.00        2.08        0.00

                                                             2005      2.08        2.28        0.00

                                                             2006      2.28        3.03        0.00

                                                             2007      3.03        2.49        0.00

                                                             2008      2.49        1.40        0.00

                                                             2009      1.40        1.82        0.00

                                                             2010      1.82        2.04        0.00

                                                             2011      2.04        1.87        0.00

Davis Venture Value Investment Division(a).................. 2003     10.00       10.66        0.00

                                                             2004     10.66       11.54        0.00

                                                             2005     11.54       12.27        0.00

                                                             2006     12.27       13.55        0.00

                                                             2007     13.55       13.65        0.00

                                                             2008     13.65        7.98        0.00

                                                             2009      7.98       10.15        0.00

                                                             2010     10.15       10.95        0.00

                                                             2011     10.95       10.13        0.00

                                 3% AIR, .75% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

FI Value Leaders Investment Division(b)..................... 2004   $ 10.00      $ 11.22       0.00

                                                             2005     11.22        11.97       0.00

                                                             2006     11.97        12.91       0.00

                                                             2007     12.91        12.96       0.00

                                                             2008     12.96         7.62       0.00

                                                             2009      7.62         8.95       0.00

                                                             2010      8.95         9.88       0.00

                                                             2011      9.88         8.94       0.00

Harris Oakmark International Investment Division(b)......... 2004     10.00        11.48       0.00

                                                             2005     11.48        12.67       0.00

                                                             2006     12.67        15.77       0.00

                                                             2007     15.77        15.07       0.00

                                                             2008     15.07         8.60       0.00

                                                             2009      8.60        12.89       0.00

                                                             2010     12.89        14.49       0.00

                                                             2011     14.49        12.01       0.00

Invesco Small Cap Growth Investment Division(b)............. 2004     10.00        10.65       0.00

                                                             2005     10.65        11.15       0.00

                                                             2006     11.15        12.24       0.00

                                                             2007     12.24        13.14       0.00

                                                             2008     13.14         7.77       0.00

                                                             2009      7.77        10.05       0.00

                                                             2010     10.05        12.25       0.00

                                                             2011     12.25        11.71       0.00

Janus Forty Investment Division(h).......................... 2008    326.24       176.01       0.00

                                                             2009    176.01       242.90       0.00

                                                             2010    242.90       256.73       0.00

                                                             2011    256.73       229.30       0.00

                                 3% AIR, .75% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

Jennison Growth Investment Division(c)...................... 2005    $ 9.45      $11.21        0.00

                                                             2006     11.21       11.10        0.00

                                                             2007     11.10       11.94        0.00

                                                             2008     11.94        7.31        0.00

                                                             2009      7.31        9.87        0.00

                                                             2010      9.87       10.61        0.00

                                                             2011     10.61       10.28        0.00

Jennison Growth Investment Division (formerly Met/Putnam
  Voyager Investment Division)(a)(c)........................ 2003     10.00       10.20        0.00

                                                             2004     10.20       10.32        0.00

                                                             2005     10.32        9.34        0.00

Lazard Mid Cap Investment Division(b)....................... 2004     10.00       10.75        0.00

                                                             2005     10.75       11.23        0.00

                                                             2006     11.23       12.43        0.00

                                                             2007     12.43       11.68        0.00

                                                             2008     11.68        6.96        0.00

                                                             2009      6.96        9.20        0.00

                                                             2010      9.20       10.93        0.00

                                                             2011     10.93        9.99        0.00

Legg Mason ClearBridge Aggressive Growth Investment
  Division(a)............................................... 2003     10.00       10.35        0.00

                                                             2004     10.35       10.85        0.00

                                                             2005     10.85       11.90        0.00

                                                             2006     11.90       11.29        0.00

                                                             2007     11.29       11.16        0.00

                                                             2008     11.16        6.56        0.00

                                                             2009      6.56        8.44        0.00

                                                             2010      8.44       10.09        0.00

                                                             2011     10.09       10.07        0.00

                                    3% AIR, .75% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------------
                                                                        BEGINNING OF END OF YEAR   NUMBER OF
                                                                        YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------------

Legg Mason ClearBridge Aggressive Growth Investment Division
  (formerly Legg Mason Value Equity Investment Division)(k)....... 2006    $12.06      $12.75        0.00

                                                                   2007     12.75       11.58        0.00

                                                                   2008     11.58        5.08        0.00

                                                                   2009      5.08        6.75        0.00

                                                                   2010      6.75        7.02        0.00

                                                                   2011      7.02        7.41        0.00

Legg Mason ClearBridge Aggressive Growth Investment Division
  (formerly Legg Mason Value Equity Investment Division (formerly
  MFS(R) Investors Trust Investment Division))(a)(d).............. 2003     10.00       10.52        0.00

                                                                   2004     10.52       11.29        0.00

                                                                   2005     11.29       11.67        0.00

                                                                   2006     11.67       12.13        0.00

Loomis Sayles Small Cap Core Investment Division(a)............... 2003     10.00       10.19        0.00

                                                                   2004     10.19       11.42        0.00

                                                                   2005     11.42       11.78        0.00

                                                                   2006     11.78       13.24        0.00

                                                                   2007     13.24       14.28        0.00

                                                                   2008     14.28        8.82        0.00

                                                                   2009      8.82       11.07        0.00

                                                                   2010     11.07       13.60        0.00

                                                                   2011     13.60       13.19        0.00

Loomis Sayles Small Cap Growth Investment Division(a)............. 2003     10.00       10.42        0.00

                                                                   2004     10.42       11.18        0.00

                                                                   2005     11.18       11.28        0.00

                                                                   2006     11.28       11.96        0.00

                                                                   2007     11.96       12.04        0.00

                                                                   2008     12.04        6.82        0.00

                                                                   2009      6.82        8.55        0.00

                                                                   2010      8.55       10.85        0.00

                                                                   2011     10.85       10.77        0.00

                                      3% AIR, .75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

Lord Abbett Bond Debenture Investment Division(a)..................... 2003    $10.00      $10.28        0.00

                                                                       2004     10.28       10.74        0.00

                                                                       2005     10.74       10.54        0.00

                                                                       2006     10.54       11.10        0.00

                                                                       2007     11.10       11.43        0.00

                                                                       2008     11.43        8.99        0.00

                                                                       2009      8.99       11.88        0.00

                                                                       2010     11.88       12.95        0.00

                                                                       2011     12.95       13.09        0.00

Met/Artisan Mid Cap Value Investment Division(a)...................... 2003     10.00       10.80        0.00

                                                                       2004     10.80       11.44        0.00

                                                                       2005     11.44       12.13        0.00

                                                                       2006     12.13       13.15        0.00

                                                                       2007     13.15       11.80        0.00

                                                                       2008     11.80        6.14        0.00

                                                                       2009      6.14        8.37        0.00

                                                                       2010      8.37        9.28        0.00

                                                                       2011      9.28        9.55        0.00

Met/Franklin Income Investment Division (Class B)(h).................. 2008      0.99        0.78        0.00

                                                                       2009      0.78        0.96        0.00

                                                                       2010      0.96        1.04        0.00

                                                                       2011      1.04        1.02        0.00

Met/Franklin Mutual Shares Investment Division (Class B)(h)........... 2008      0.99        0.64        0.00

                                                                       2009      0.64        0.78        0.00

                                                                       2010      0.78        0.83        0.00

                                                                       2011      0.83        0.80        0.00

Met/Franklin Templeton Founding Strategy Investment Division
  (Class B)(h)........................................................ 2008      0.99        0.69        0.00

                                                                       2009      0.69        0.85        0.00

                                                                       2010      0.85        0.90        0.00

                                                                       2011      0.90        0.86        0.00

                                 3% AIR, .75% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

Met/Templeton Growth Investment Division (Class B)(h)....... 2008    $ 0.99      $ 0.64        0.00

                                                             2009      0.64        0.82        0.00

                                                             2010      0.82        0.85        0.00

                                                             2011      0.85        0.76        0.00

MetLife Aggressive Strategy Investment Division............. 2011     10.76        9.09        0.00

MetLife Aggressive Strategy Investment Division (formerly
  MetLife Aggressive Allocation Investment Division)(e)(l).. 2005      9.99       10.99        0.00

                                                             2006     10.99       12.29        0.00

                                                             2007     12.29       12.26        0.00

                                                             2008     12.26        7.05        0.00

                                                             2009      7.05        8.96        0.00

                                                             2010      8.96       10.01        0.00

                                                             2011     10.01       10.78        0.00

MetLife Conservative Allocation Investment Division(e)...... 2005      9.99       10.15        0.00

                                                             2006     10.15       10.53        0.00

                                                             2007     10.53       10.72        0.00

                                                             2008     10.72        8.87        0.00

                                                             2009      8.87       10.33        0.00

                                                             2010     10.33       10.98        0.00

                                                             2011     10.98       10.95        0.00

MetLife Conservative to Moderate Allocation Investment
  Division(e)............................................... 2005      9.99       10.38        0.00

                                                             2006     10.38       11.00        0.00

                                                             2007     11.00       11.13        0.00

                                                             2008     11.13        8.43        0.00

                                                             2009      8.43       10.07        0.00

                                                             2010     10.07       10.85        0.00

                                                             2011     10.85       10.59        0.00

                                 3% AIR, .75% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

MetLife Mid Cap Stock Index Investment Division(a).......... 2003    $10.00      $10.44        0.00

                                                             2004     10.44       11.68        0.00

                                                             2005     11.68       12.64        0.00

                                                             2006     12.64       13.41        0.00

                                                             2007     13.41       13.92        0.00

                                                             2008     13.92        8.56        0.00

                                                             2009      8.56       11.30        0.00

                                                             2010     11.30       13.76        0.00

                                                             2011     13.76       13.01        0.00

MetLife Moderate Allocation Investment Division(e).......... 2005      9.99       10.59        0.00

                                                             2006     10.59       11.45        0.00

                                                             2007     11.45       11.54        0.00

                                                             2008     11.54        7.95        0.00

                                                             2009      7.95        9.72        0.00

                                                             2010      9.72       10.63        0.00

                                                             2011     10.63       10.13        0.00

MetLife Moderate to Aggressive Allocation Investment
  Division(e)............................................... 2005      9.99       10.82        0.00

                                                             2006     10.82       11.94        0.00

                                                             2007     11.94       11.98        0.00

                                                             2008     11.98        7.51        0.00

                                                             2009      7.51        9.36        0.00

                                                             2010      9.36       10.37        0.00

                                                             2011     10.37        9.63        0.00

                                 3% AIR, .75% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

MetLife Stock Index Investment Division(a).................. 2003    $10.00      $10.54        0.00

                                                             2004     10.54       11.23        0.00

                                                             2005     11.23       11.32        0.00

                                                             2006     11.32       12.60        0.00

                                                             2007     12.60       12.78        0.00

                                                             2008     12.78        7.74        0.00

                                                             2009      7.74        9.42        0.00

                                                             2010      9.42       10.42        0.00

                                                             2011     10.42       10.23        0.00

MFS(R) Research International Investment Division(a)........ 2003     10.00       10.90        0.00

                                                             2004     10.90       12.58        0.00

                                                             2005     12.58       14.15        0.00

                                                             2006     14.15       17.31        0.00

                                                             2007     17.31       18.95        0.00

                                                             2008     18.95       10.54        0.00

                                                             2009     10.54       13.40        0.00

                                                             2010     13.40       14.42        0.00

                                                             2011     14.42       12.45        0.00

MFS(R) Total Return Investment Division(b).................. 2004     10.00       10.76        0.00

                                                             2005     10.76       10.70        0.00

                                                             2006     10.70       11.57        0.00

                                                             2007     11.57       11.63        0.00

                                                             2008     11.63        8.72        0.00

                                                             2009      8.72        9.97        0.00

                                                             2010      9.97       10.58        0.00

                                                             2011     10.58       10.44        0.00

                                     3% AIR, .75% SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------------------------------------------
                                                                         BEGINNING OF END OF YEAR   NUMBER OF
                                                                         YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                 YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
---------------------------------------------------------------------------------------------------------------

MFS(R) Value Investment Division(a)................................ 2003    $10.00      $10.57        0.00

                                                                    2004     10.57       11.35        0.00

                                                                    2005     11.35       10.79        0.00

                                                                    2006     10.79       12.28        0.00

                                                                    2007     12.28       11.38        0.00

                                                                    2008     11.38        7.30        0.00

                                                                    2009      7.30        8.50        0.00

                                                                    2010      8.50        9.12        0.00

                                                                    2011      9.12        8.87        0.00

Morgan Stanley EAFE(R) Index Investment Division(a)................ 2003     10.00       10.93        0.00

                                                                    2004     10.93       12.60        0.00

                                                                    2005     12.60       13.75        0.00

                                                                    2006     13.75       16.66        0.00

                                                                    2007     16.66       17.79        0.00

                                                                    2008     17.79        9.92        0.00

                                                                    2009      9.92       12.31        0.00

                                                                    2010     12.31       12.83        0.00

                                                                    2011     12.83       10.82        0.00

Morgan Stanley Mid Cap Growth Investment Division(j)............... 2010      8.11        9.29        0.00

                                                                    2011      9.29        8.36        0.00

Morgan Stanley Mid Cap Growth Investment Division (formerly FI Mid
  Cap Opportunities Investment Division(a))........................ 2003     10.00       10.27        0.00

                                                                    2004     10.27       11.60        0.00

                                                                    2005     11.60       11.95        0.00

                                                                    2006     11.95       12.88        0.00

                                                                    2007     12.88       13.45        0.00

                                                                    2008     13.45        5.79        0.00

                                                                    2009      5.79        7.47        0.00

                                                                    2010      7.47        8.03        0.00

                                 3% AIR, .75% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

Neuberger Berman Genesis Investment Division(a)............. 2003    $10.00      $10.91        0.00

                                                             2004     10.91       12.13        0.00

                                                             2005     12.13       12.17        0.00

                                                             2006     12.17       13.70        0.00

                                                             2007     13.70       12.74        0.00

                                                             2008     12.74        7.56        0.00

                                                             2009      7.56        8.24        0.00

                                                             2010      8.24        9.66        0.00

                                                             2011      9.66        9.85        0.00

Neuberger Berman Mid Cap Value Investment Division(a)....... 2003     10.00       10.61        0.00

                                                             2004     10.61       12.57        0.00

                                                             2005     12.57       13.60        0.00

                                                             2006     13.60       14.61        0.00

                                                             2007     14.61       14.56        0.00

                                                             2008     14.56        7.38        0.00

                                                             2009      7.38       10.54        0.00

                                                             2010     10.54       12.83        0.00

                                                             2011     12.83       11.57        0.00

Oppenheimer Capital Appreciation Investment Division(e)..... 2005      8.25        8.84        0.00

                                                             2006      8.84        9.19        0.00

                                                             2007      9.19       10.13        0.00

                                                             2008     10.13        5.29        0.00

                                                             2009      5.29        7.34        0.00

                                                             2010      7.34        7.76        0.00

                                                             2011      7.76        7.41        0.00

                                 3% AIR, .75% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

Oppenheimer Global Equity Investment Division(a)............ 2003    $10.00      $10.79        0.00

                                                             2004     10.79       12.11        0.00

                                                             2005     12.11       13.56        0.00

                                                             2006     13.56       15.24        0.00

                                                             2007     15.24       15.64        0.00

                                                             2008     15.64        8.98        0.00

                                                             2009      8.98       12.15        0.00

                                                             2010     12.15       13.61        0.00

                                                             2011     13.61       12.03        0.00

PIMCO Inflation Protected Bond Investment Division(f)....... 2006     11.29       11.24        0.00

                                                             2007     11.24       12.03        0.00

                                                             2008     12.03       10.82        0.00

                                                             2009     10.82       12.34        0.00

                                                             2010     12.34       12.85        0.00

                                                             2011     12.85       13.80        0.00

PIMCO Total Return Investment Division(a)................... 2003     10.00       10.07        0.00

                                                             2004     10.07       10.21        0.00

                                                             2005     10.21       10.09        0.00

                                                             2006     10.09       10.19        0.00

                                                             2007     10.19       10.59        0.00

                                                             2008     10.59       10.26        0.00

                                                             2009     10.26       11.71        0.00

                                                             2010     11.71       12.24        0.00

                                                             2011     12.24       12.19        0.00

                                 3% AIR, .75% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

RCM Technology Investment Division(a)....................... 2003    $10.00      $10.02        0.00

                                                             2004     10.02        9.24        0.00

                                                             2005      9.24        9.91        0.00

                                                             2006      9.91       10.08        0.00

                                                             2007     10.08       12.79        0.00

                                                             2008     12.79        6.87        0.00

                                                             2009      6.87       10.53        0.00

                                                             2010     10.53       13.02        0.00

                                                             2011     13.02       11.32        0.00

Russell 2000(R) Index Investment Division(a)................ 2003     10.00       10.49        0.00

                                                             2004     10.49       11.90        0.00

                                                             2005     11.90       11.98        0.00

                                                             2006     11.98       13.63        0.00

                                                             2007     13.63       12.93        0.00

                                                             2008     12.93        8.28        0.00

                                                             2009      8.28       10.06        0.00

                                                             2010     10.06       12.30        0.00

                                                             2011     12.30       11.37        0.00

SSgA Growth and Income ETF Investment Division(f)........... 2006     10.56       11.06        0.00

                                                             2007     11.06       11.27        0.00

                                                             2008     11.27        8.16        0.00

                                                             2009      8.16        9.82        0.00

                                                             2010      9.82       10.66        0.00

                                                             2011     10.66       10.40        0.00

SSgA Growth ETF Investment Division(f)...................... 2006     10.76       11.31        0.00

                                                             2007     11.31       11.55        0.00

                                                             2008     11.55        7.47        0.00

                                                             2009      7.47        9.32        0.00

                                                             2010      9.32       10.28        0.00

                                                             2011     10.28        9.72        0.00

                                 3% AIR, .75% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

T. Rowe Price Large Cap Growth Investment Division(a)....... 2003    $10.00      $10.58        0.00

                                                             2004     10.58       11.21        0.00

                                                             2005     11.21       11.51        0.00

                                                             2006     11.51       12.56        0.00

                                                             2007     12.56       13.24        0.00

                                                             2008     13.24        7.41        0.00

                                                             2009      7.41       10.25        0.00

                                                             2010     10.25       11.56        0.00

                                                             2011     11.56       11.01        0.00

T. Rowe Price Mid Cap Growth Investment Division(a)......... 2003     10.00       10.35        0.00

                                                             2004     10.35       11.79        0.00

                                                             2005     11.79       13.05        0.00

                                                             2006     13.05       13.40        0.00

                                                             2007     13.40       15.22        0.00

                                                             2008     15.22        8.85        0.00

                                                             2009      8.85       12.44        0.00

                                                             2010     12.44       15.36        0.00

                                                             2011     15.36       14.60        0.00

T. Rowe Price Small Cap Growth Investment Division(a)....... 2003     10.00       10.27        0.00

                                                             2004     10.27       10.99        0.00

                                                             2005     10.99       11.76        0.00

                                                             2006     11.76       11.77        0.00

                                                             2007     11.77       12.46        0.00

                                                             2008     12.46        7.66        0.00

                                                             2009      7.66       10.26        0.00

                                                             2010     10.26       13.34        0.00

                                                             2011     13.34       13.08        0.00

                                 3% AIR, .75% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

Western Asset Management Strategic Bond Opportunities
  Investment Division(a).................................... 2003    $10.00      $10.15        0.00

                                                             2004     10.15       10.43        0.00

                                                             2005     10.43       10.33        0.00

                                                             2006     10.33       10.46        0.00

                                                             2007     10.46       10.49        0.00

                                                             2008     10.49        8.59        0.00

                                                             2009      8.59       10.94        0.00

                                                             2010     10.94       11.89        0.00

                                                             2011     11.89       12.16        0.00

Western Asset Management U.S. Government Investment
  Division(a)............................................... 2003     10.00       10.03        0.00

                                                             2004     10.03        9.96        0.00

                                                             2005      9.96        9.76        0.00

                                                             2006      9.76        9.80        0.00

                                                             2007      9.80        9.85        0.00

                                                             2008      9.85        9.46        0.00

                                                             2009      9.46        9.51        0.00

                                                             2010      9.51        9.70        0.00

                                                             2011      9.70        9.86        0.00

-----------
NOTES:

/A /INCEPTION DATE: OCTOBER 27, 2003.

/B /INCEPTION DATE: MAY 1, 2004.

/C /THE ASSETS OF THE MET/PUTNAM VOYAGER INVESTMENT DIVISION MERGED INTO THE
   JENNISON GROWTH INVESTMENT DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005. THE MET/PUTNAM VOYAGER INVESTMENT DIVISION IS NO LONGER AVAILABLE.

/D /THE ASSETS OF MFS(R) INVESTORS TRUST INVESTMENT DIVISION WERE MERGED INTO
   THE LEGG MASON VALUE EQUITY INVESTMENT DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 1, 2006. ANNUITY UNIT VALUES PRIOR TO MAY 1, 2006 ARE THOSE OF MFS(R) INVESTORS TRUST INVESTMENT DIVISION.

/E /INCEPTION DATE: MAY 1, 2005.

/F /INCEPTION DATE: MAY 1, 2006.

/G /THE ASSETS OF BLACKROCK LARGE CAP INVESTMENT DIVISION OF THE METROPOLITAN
   FUND WERE MERGED INTO THE BLACKROCK LARGE CAP CORE INVESTMENT DIVISION OF THE MET INVESTORS FUND ON APRIL 30, 2007. ANNUITY UNIT VALUES PRIOR TO APRIL 30, 2007 ARE THOSE OF THE BLACKROCK LARGE CAP INVESTMENT DIVISION.

/H /INCEPTION DATE: APRIL 28, 2008.

/I /THE ASSETS OF THE FI LARGE CAP INVESTMENT DIVISION OF THE METROPOLITAN FUND
   WERE MERGED INTO THE BLACKROCK LEGACY LARGE CAP GROWTH INVESTMENT DIVISION OF THE METROPOLITAN FUND ON MAY 1, 2009. ANNUITY UNIT VALUES PRIOR TO MAY 1, 2009 ARE THOSE OF THE FI LARGE CAP INVESTMENT DIVISION.

/J /THE ASSETS OF FI MID CAP OPPORTUNITIES INVESTMENT DIVISION WERE MERGED INTO
   THIS INVESTMENT DIVISION ON MAY 3, 2010. ANNUITY UNIT VALUES PRIOR TO MAY 3, 2010 ARE THOSE OF FI MID CAP OPPORTUNITIES INVESTMENT DIVISION.

/K/ THE ASSETS OF LEGG MASON VALUE EQUITY INVESTMENT DIVISION OF THE MET
    INVESTORS TRUST WERE MERGED INTO THE LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION OF THE MET INVESTORS TRUST ON MAY 2, 2011. ANNUITY UNIT VALUES PRIOR TO MAY 2, 2011 ARE THOSE OF THE LEGG MASON VALUE EQUITY INVESTMENT DIVISION.

/L/ THE ASSETS OF METLIFE AGGRESSIVE ALLOCATION INVESTMENT DIVISION OF THE
    METROPOLITAN FUND WERE MERGED INTO THE METLIFE AGGRESSIVE STRATEGY INVESTMENT DIVISION OF THE MET INVESTORS TRUST ON MAY 2, 2011. ANNUITY UNIT VALUES PRIOR TO MAY 2, 2011 ARE THOSE OF THE METLIFE AGGRESSIVE ALLOCATION INVESTMENT DIVISION.

* WE ARE WAIVING A PORTION OF THE SEPARATE ACCOUNT CHARGE FOR THE INVESTMENT DIVISION INVESTING IN THE BLACKROCK LARGE CAP CORE PORTFOLIO.
  PLEASE SEE THE TABLE OF EXPENSES FOR MORE INFORMATION.

APPENDIX C

PORTFOLIO LEGAL AND MARKETING NAMES

SERIES FUND/TRUST                    LEGAL NAME OF PORTFOLIO SERIES                   MARKETING NAME
----------------------------------- --------------------------------- ------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R)             Bond Fund                         American Funds Bond Fund

AMERICAN FUNDS INSURANCE SERIES(R)  Global Small Capitalization Fund  American Funds Global Small Capitalization Fund

AMERICAN FUNDS INSURANCE SERIES(R)         Growth-Income Fund                American Funds Growth-Income Fund

AMERICAN FUNDS INSURANCE SERIES(R)            Growth Fund                       American Funds Growth Fund

APPENDIX D

ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS

The Portfolios below were subject to a merger or name change. The chart identifies the former name and new name of each of these Portfolios.

PORTFOLIO MERGERS

          FORMER PORTFOLIO                          NEW PORTFOLIO
-------------------------------------   -------------------------------------

MET INVESTORS FUND                      METROPOLITAN FUND
  Oppenheimer Capital Appreciation
  Portfolio                               Jennison Growth Portfolio

METROPOLITAN FUND                       MET INVESTORS FUND
  Lord Abbett Mid Cap Value Portfolio     Lord Abbett Mid Cap Value Portfolio

PORTFOLIO NAME CHANGES

          FORMER PORTFOLIO                          NEW PORTFOLIO
-------------------------------------   -------------------------------------

METROPOLITAN FUND                       METROPOLITAN FUND
                                          Baillie Gifford International Stock
  Artio International Stock Portfolio     Portfolio
  Neuberger Berman Mid Cap Value
  Portfolio                               Lord Abbett Mid Cap Value Portfolio
  Morgan Stanley EAFE(R) Index
  Portfolio                               MSCI EAFE(R) Index Portfolio

                          REQUEST FOR A STATEMENT OF
                   ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If You would like any of the following Statements of Additional Information, or have changed Your address, please check the appropriate box below and return to the address below.

..  Metropolitan Life Separate Account E

..  Metropolitan Series Fund

..  Met Investors Series Trust

..  American Funds Insurance Series(R)

..  I have changed my address. My current address is:

_________________  Name _______________________________________________________
(Contract Number)

                   Address ____________________________________________________

_________________         _____________________________________________________
   (Signature)                                                              zip

Metropolitan Life Insurance Company
MetLife Retirement Products
Attn: MetLife Personal IncomePlus(R)
P.O. Box 14660
Lexington, KY 40512-4660

                      METROPOLITAN LIFE INSURANCE COMPANY
                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                       METLIFE PERSONAL INCOME PLUS/SM/
                        GROUP INCOME ANNUITY CONTRACTS

                      STATEMENT OF ADDITIONAL INFORMATION
                                FORM N-4 PART B
                                April 30, 2012

   This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus for MetLife Personal IncomePlus/SM/ Contracts and should be read in conjunction with the Prospectus. Copies of the Prospectus may be obtained from Metropolitan Life Insurance Company, MetLife Retirement Products, P.O. Box 14660, Lexington, KY 40512-4660.

   A Statement of Additional Information for the Metropolitan Series Fund, the Met Investors Series Trust ("Met Investors Fund") and the American Funds Insurance Series(R) ("American Funds(R)") are attached at the end of this Statement of Additional Information.

   Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the Section titled "Important Terms You Should Know" of the Prospectus for MetLife Personal IncomePlus/SM/ Contracts dated April 30, 2012.

                               -----------------

                               TABLE OF CONTENTS

                                                               PAGE
                                                               ----

            Independent Registered Public Accounting Firm.....   2
            Principal Underwriter.............................   2
            Distribution and Principal Underwriting Agreement.   2
            Experience Factor.................................   2
            Variable Income Payments..........................   2
            Calculating the Annuity Unit Value................   3
            Advertisement of the Separate Account.............   4
            Voting Rights.....................................   6
            ERISA.............................................   6
            Withdrawals.......................................   7
            Annuity Unit Values...............................   8
            Financial Statements of the Separate Account......   1
            Financial Statements of MetLife................... F-1

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   The financial statements and financial highlights comprising each of the Investment Divisions of Metropolitan Life Separate Account E included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

PRINCIPAL UNDERWRITER

   MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

   Information about the distribution of the Contracts is contained in the Prospectus (see "Who Sells the Income Annuities"). Additional information is provided below.

   Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

   The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

UNDERWRITING COMMISSIONS

                   UNDERWRITING COMMISSIONS AMOUNT OF UNDERWRITING
                   PAID TO THE DISTRIBUTOR   COMMISSIONS RETAINED
             YEAR       BY THE COMPANY        BY THE DISTRIBUTOR
             ----  ------------------------ ----------------------
             2011        $222,177,300                 $0
             2010        $173,815,499                 $0
             2009        $132,751,280                 $0

EXPERIENCE FACTOR

   We use the term "experience factor" to describe the investment performance for an Investment Division.

   We calculate accumulation unit values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive accumulation unit value calculations the "Valuation Period". We have the right to change the basis for the Valuation Period, on 30 days' notice as long as it is consistent with law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred.

   The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the Valuation Period not to exceed ..000025905 (the daily equivalent of an effective annual rate of 0.95%) for the Income Annuities.

VARIABLE INCOME PAYMENTS

   "Variable income payments" include variable income payments made under the various Income Annuities.

ASSUMED INVESTMENT RETURN (AIR)

   The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 3% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

AMOUNT OF INCOME PAYMENTS

   The cash You receive periodically from an Investment Division (after Your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that Investment Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

   The Income Annuity specifies the dollar amount of the initial Variable income payment for each Investment Division (this equals the first payment amount if paid within 10 days of the issue date). This initial Variable income payment is computed based on the amount of the purchase payment applied to the specific Investment Division (net any applicable premium tax owed or Contract charge), the AIR, the age and/or sex (where permitted) of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Investment Division to determine the number of annuity units held in that Investment Division. The number of annuity units held remains fixed for the duration of the Contract (if no reallocations or withdrawals are made).

   The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR and Separate Account charges.

ANNUITY UNIT VALUE

   The Annuity Unit Value is calculated and is based on the change in investment performance in the Separate Account. (See "The Value of Your Income Payment" in the Prospectus.)

CALCULATING THE ANNUITY UNIT VALUE

   We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go down.

   To calculate an Annuity Unit Value, We first adjust the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value. The following page contains an example of this calculation for an AIR of 3% and an one day Valuation Period. (Subject to the laws of Your state, the AIR may be in the range of 3% to 6%. The exact value of Your AIR is defined in Your Income Annuity).

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

   The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.

    ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE FOR METLIFE PERSONAL
                                INCOMEPLUS/SM/

        1.Annuity Unit Value, beginning of period........... $     10.20

        2."Experience factor" for period....................    1.023558

        3.Daily adjustment for 3% Assumed Investment Return.  0.99991902

        4.(2) x (3).........................................    1.023475

        5.Annuity Unit Value, end of period (1) x (4)....... $     10.44

                       ILLUSTRATION OF ANNUITY PAYMENTS
(ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          Annuitant age 65, Life Annuity with 120 Payments Guaranteed

1.Purchase payment..................................................................................... $25,000.00

2.First monthly income payment per $1,000.............................................................. $     5.52

3.First monthly income payment (1) x (2) / 1,000....................................................... $   138.00

4.Assume Annuity Unit Value as of the date purchase payment and all other information received in good
  order equal to (see Illustration of Calculation of Annuity Unit Value above for example)............. $    10.80

5.Number of Annuity Units (3) / (4)....................................................................   12.77778

6.Assume Annuity Unit Value for the second month equal to (10 days prior to payment)................... $    10.97

7.Second monthly Annuity Payment (5) x (6)............................................................. $   140.17

8.Assume Annuity Unit Value for third month equal to................................................... $    10.53

9.Next monthly Annuity Payment (5) x (8)............................................................... $   134.55

DETERMINING THE VARIABLE INCOME PAYMENT

   Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first Variable income payment and serves as a benchmark against which the investment performance of the investment divisions is compared. The higher the AIR, the higher the first Variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the investment divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower initial Variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the investment divisions.

ADVERTISEMENT OF THE SEPARATE ACCOUNT

      From time to time We advertise the performance of various Separate Account investment divisions. The performance will be stated in terms of either yield, "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield figures quoted in advertisements will refer to the net income generated by an investment in a particular Investment Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. This percentage yield is then compounded semiannually. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to
this formula 2 [(                                    [GRAPHIC]

                                         + 1)/6 /- 1], where "a" represents
dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Change in Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of annuity units over specified periods in which an Investment Division has been in operation, expressed as a percentage and may also be expressed as an annualized figure. In addition, change in Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Average annual total return (also known as annualized change in annuity value) calculations ("Standard Performance") differs from the change in Annuity Unit Value because it assumes a steady rate of return and reflects all expenses. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)/n/=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary as a result of different AIRs since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Income Annuity.

   These presentations for the Income Annuities reflect a 3% benchmark AIR.

   Performance may be calculated based upon historical performance of the underlying performance Portfolios of the Metropolitan Fund, Met Investors Fund and American Funds. After the inception date, actual Annuity Unit Value data is used.

   Historical performance information should not be relied on as a guarantee of future performance results.

   Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's North American Technology Sector Index, the Standard & Poor's North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000(R) Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000(R) Growth Index, the Russell 2000(R) Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex-U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE(R) Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Barclays U.S. Aggregate Bond Index, the Barclays U.S. Credit Index, the Barclays U.S. Government/Credit 1-3 Year Index, the Barclays U.S. TIPS Index, the Barclays U.S. Universal Index, the Barclays U.S. Government Bond Index, the Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index.

   We may state performance for the investment divisions of the Income Annuities which reflect deduction of the Separate Account charge and investment-related charge, when accompanied by the annualized change in Annuity Unit Value.

   Past performance is no guarantee of future results.

   We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and the investment-related charge. If the presentation is for an individual, We may also provide a presentation that reflects the applicable Separate Account charge, as well as the Annuity Unit Values and the investment-related charge.

   We may assume that the Income Annuity was in existence prior to its inception date. When We do so, We calculate performance based on the historical performance

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

   Historical performance information should not be relied on as a guarantee of future performance results.

   We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum Separate Account charge and the average of investment-related charges for all Portfolios to depict investment-related charges. If the presentation is for an individual, We may also provide a presentation that reflects the applicable Separate Account charge, as well as the Annuity Unit Values and the investment-related charge.

   An illustration should not be replied upon as a guarantee of future results.

VOTING RIGHTS

   In accordance with Our view of the present applicable law, We will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to the Income Annuities described in the Prospectus) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having voting interests in the corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and, as a result, We determine that We are permitted to vote the shares of the Portfolios in Our own right, We may elect to do so.

   Accordingly, You have voting interests under the Income Annuities described in the Prospectus. The number of shares held in each Separate Account Investment Division deemed attributable to You is determined by dividing the value of annuity units attributable to You in that Investment Division, if any, by the net asset value of one share in the Portfolio in which the assets in that Separate Account Investment Division are invested. Fractional votes will be counted. The number of shares for which You have the right to give instructions will be determined as of the record date for the meeting.

   Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including the Income Annuities described in the Prospectuses) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if We or an affiliate determine that We are permitted to vote any such shares, in Our own right, We may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

   Qualified retirement plans which invest directly in the Portfolios do not have voting interests through life insurance or annuity contracts do not vote these interests based upon the number of shares held in the Separate Account Investment Division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.

   You will be entitled to give instructions regarding the votes attributable to Your Income Annuity, in Your sole discretion.

   You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.

DISREGARDING VOTING INSTRUCTIONS

   MetLife may disregard voting instructions under the following circumstances
(1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority;
(2) to refrain from making any change in the investment policies or any investment manager or principal underwriter or any Portfolio which may be initiated by those having voting interests or the Metropolitan Fund's, Met Investors Fund's or American Fund's boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

   In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

ERISA

   If Your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under Your Deferred Annuity or Income Annuity may be subject to Your spouse's rights as described below.

   Generally, the spouse must give qualified consent whenever You elect to:

      a. choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which We make payments to You during Your lifetime and then make payments reduced by no more than 50% to Your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

      b. make certain withdrawals under plans for which a qualified consent is required;

      c.  name someone other than the spouse as Your beneficiary;

      d. use Your accrued benefit as security for a loan exceeding $5,000.

   Generally, there is no limit to the number of Your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by Your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to Us. The waiver of a QJSA generally must be executed during the 180-day period (90-day period for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, Your surviving spouse will be Your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by Your spouse, witnessed by a notary public or plan representative and in a form satisfactory to Us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of Your death.

   If the present value of Your benefit is worth $5,000 or less, Your plan generally may provide for distribution of Your entire interest in a lump sum without spousal consent.

WITHDRAWALS

   We will normally pay withdrawal proceeds within seven days after receipt of a request for a withdrawal at Your Administrative Office, but We may delay payment as permitted by law, under certain circumstances. (See "Valuation -- Suspension of Payments" in the Prospectus). We reserve the right to defer payment for a partial withdrawal, withdrawal or reallocation from the Fixed Income Option for the period permitted by law, but for not more than six months.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS

These tables show Annuity Unit Values for Income Annuities with Separate Account charges other than the maximum guaranteed Separate Account charge of ..95% with an AIR of 3% and the minimum guaranteed Separate Account charge of ..75% with an AIR or 3% (which are in Appendix B to the Prospectus) for each Investment Division from year end to year end. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report).

                                4% AIR, 0.95% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------
                                                                BEGINNING OF END OF YEAR   NUMBER OF
                                                                YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                   INVESTMENT DIVISION                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------

American Funds(R) Balanced Allocation Investment Division
  (Class B)/(h)/.......................................... 2008   $  1.00      $  0.68       0.00
                                                           2009      0.68         0.84       0.00
                                                           2010      0.84         0.90       0.00
                                                           2011      0.90         0.84       0.00

American Funds Bond Investment Division (Class 2)/(f)/.... 2006     15.43        15.83       0.00
                                                           2007     15.83        15.58       0.00
                                                           2008     15.58        13.45       0.00
                                                           2009     13.45        14.42       0.00
                                                           2010     14.42        14.62       0.00
                                                           2011     14.62        14.78       0.00

American Funds Global Small Capitalization Investment
  Division (Class 2)/(a)/................................. 2003      9.37        10.03       0.00
                                                           2004     10.03        11.54       0.00
                                                           2005     11.54        13.79       0.00
                                                           2006     13.79        16.29       0.00
                                                           2007     16.29        18.84       0.00
                                                           2008     18.84         8.34       0.00
                                                           2009      8.34        12.81       0.00
                                                           2010     12.81        14.94       0.00
                                                           2011     14.94        11.50       0.00

American Funds(R) Growth Allocation Investment Division
  (Class B)/(h)/.......................................... 2008      1.00         0.62       0.00
                                                           2009      0.62         0.79       0.00
                                                           2010      0.79         0.86       0.00
                                                           2011      0.86         0.78       0.00

American Funds Growth Investment Division (Class 2)/(a)/.. 2003      7.34         7.79       0.00
                                                           2004      7.79         8.35       0.00
                                                           2005      8.35         9.24       0.00
                                                           2006      9.24         9.70       0.00
                                                           2007      9.70        10.38       0.00
                                                           2008     10.38         5.54       0.00
                                                           2009      5.54         7.35       0.00
                                                           2010      7.35         8.31       0.00
                                                           2011      8.31         7.58       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                4% AIR, 0.95% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------
                                                                BEGINNING OF END OF YEAR   NUMBER OF
                                                                YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                   INVESTMENT DIVISION                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------

American Funds Growth-Income Investment Division
  (Class 2)/(a)/.......................................... 2003   $  8.59      $  9.25       0.00
                                                           2004      9.25         9.73       0.00
                                                           2005      9.73         9.81       0.00
                                                           2006      9.81        10.76       0.00
                                                           2007     10.76        10.76       0.00
                                                           2008     10.76         6.37       0.00
                                                           2009      6.37         7.96       0.00
                                                           2010      7.96         8.45       0.00
                                                           2011      8.45         7.90       0.00

American Funds(R) Moderate Allocation Investment Division
  (Class B)/(h)/.......................................... 2008      1.00         0.75       0.00
                                                           2009      0.75         0.88       0.00
                                                           2010      0.88         0.93       0.00
                                                           2011      0.93         0.89       0.00

Artio International Stock Investment Division............. 2003      5.99         6.46       0.00
                                                           2004      6.46         7.27       0.00
                                                           2005      7.27         8.18       0.00
                                                           2006      8.18         9.08       0.00
                                                           2007      9.08         9.53       0.00
                                                           2008      9.53         5.07       0.00
                                                           2009      5.07         5.90       0.00
                                                           2010      5.90         6.03       0.00
                                                           2011      6.03         4.60       0.00

Barclays Capital Aggregate Bond Index Investment
  Division/(a)/........................................... 2003     10.60        10.64       0.00
                                                           2004     10.64        10.55       0.00
                                                           2005     10.55        10.25       0.00
                                                           2006     10.25        10.17       0.00
                                                           2007     10.17        10.35       0.00
                                                           2008     10.35        10.45       0.00
                                                           2009     10.45        10.47       0.00
                                                           2010     10.47        10.57       0.00
                                                           2011     10.57        10.83       0.00

BlackRock Aggressive Growth Investment Division/(a)/...... 2003      9.73        10.24       0.00
                                                           2004     10.24        11.02       0.00
                                                           2005     11.02        11.62       0.00
                                                           2006     11.62        11.81       0.00
                                                           2007     11.81        13.56       0.00
                                                           2008     13.56         7.01       0.00
                                                           2009      7.01         9.98       0.00
                                                           2010      9.98        10.96       0.00
                                                           2011     10.96        10.12       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                      4% AIR, 0.95% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                         INVESTMENT DIVISION                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

BlackRock Bond Income Investment Division/(a)/........................ 2003   $  12.46    $  12.54       0.00
                                                                       2004      12.54       12.47       0.00
                                                                       2005      12.47       12.16       0.00
                                                                       2006      12.16       12.10       0.00
                                                                       2007      12.10       12.25       0.00
                                                                       2008      12.25       11.26       0.00
                                                                       2009      11.26       11.74       0.00
                                                                       2010      11.74       12.12       0.00
                                                                       2011      12.12       12.30       0.00

BlackRock Diversified Investment Division/(a)/........................ 2003      13.47       14.08       0.00
                                                                       2004      14.08       14.55       0.00
                                                                       2005      14.55       14.28       0.00
                                                                       2006      14.28       15.04       0.00
                                                                       2007      15.04       15.17       0.00
                                                                       2008      15.17       10.86       0.00
                                                                       2009      10.86       12.14       0.00
                                                                       2010      12.14       12.67       0.00
                                                                       2011      12.67       12.53       0.00

BlackRock Large Cap Core Investment Division*/(g)/.................... 2007      17.44       17.21       0.00
                                                                       2008      17.21       10.30       0.00
                                                                       2009      10.30       11.72       0.00
                                                                       2010      11.72       12.59       0.00
                                                                       2011      12.59       12.07       0.00

Black Rock Large Cap Investment Division/(a)(g)/...................... 2003      13.99       14.97       0.00
                                                                       2004      14.97       15.80       0.00
                                                                       2005      15.80       15.59       0.00
                                                                       2006      15.59       16.95       0.00
                                                                       2007      16.95       17.59       0.00

BlackRock Large Cap Value Investment Division/(b)/.................... 2004      10.00       10.89       0.00
                                                                       2005      10.89       10.99       0.00
                                                                       2006      10.99       12.50       0.00
                                                                       2007      12.50       12.30       0.00
                                                                       2008      12.30        7.63       0.00
                                                                       2009       7.63        8.08       0.00
                                                                       2010       8.08        8.40       0.00
                                                                       2011       8.40        8.19       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                              4% AIR, 0.95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------
                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                 INVESTMENT DIVISION                   YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------

BlackRock Legacy Large Cap Growth Investment
  Division/(b)/....................................... 2004   $  10.00    $  10.81       0.00
                                                       2005      10.81       11.02       0.00
                                                       2006      11.02       10.93       0.00
                                                       2007      10.93       12.36       0.00
                                                       2008      12.36        7.47       0.00
                                                       2009       7.47        9.73       0.00
                                                       2010       9.73       11.11       0.00
                                                       2011      11.11        9.64       0.00

BlackRock Legacy Large Cap Growth Investment Division
  (formerly FI Large Cap Investment Division)/(i)/.... 2006      18.29       18.08       0.00
                                                       2007      18.08       17.89       0.00
                                                       2008      17.89        9.40       0.00
                                                       2009       9.40        9.69       0.00

Clarion Global Real Estate Investment Division/(b)/... 2004      10.00        2.07       0.00
                                                       2005       2.07        2.24       0.00
                                                       2006       2.24        2.94       0.00
                                                       2007       2.94        2.39       0.00
                                                       2008       2.39        1.33       0.00
                                                       2009       1.33        1.71       0.00
                                                       2010       1.71        1.89       0.00
                                                       2011       1.89        1.71       0.00

Davis Venture Value Investment Division/(a)/.......... 2003       7.78        8.41       0.00
                                                       2004       8.41        9.00       0.00
                                                       2005       9.00        9.46       0.00
                                                       2006       9.46       10.33       0.00
                                                       2007      10.33       10.28       0.00
                                                       2008      10.28        5.94       0.00
                                                       2009       5.94        7.47       0.00
                                                       2010       7.47        7.97       0.00
                                                       2011       7.97        7.28       0.00

FI Value Leaders Investment Division/(b)/............. 2004      10.00       11.13       0.00
                                                       2005      11.13       11.74       0.00
                                                       2006      11.74       12.52       0.00
                                                       2007      12.52       12.42       0.00
                                                       2008      12.42        7.22       0.00
                                                       2009       7.22        8.38       0.00
                                                       2010       8.38        9.14       0.00
                                                       2011       9.14        8.17       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                               4% AIR, 0.95% SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------------------------------------
                                                               BEGINNING OF END OF YEAR   NUMBER OF
                                                               YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                  INVESTMENT DIVISION                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-----------------------------------------------------------------------------------------------------

Harris Oakmark International Investment Division/(b)/.... 2004   $  10.00    $  11.39       0.00
                                                          2005      11.39       12.42       0.00
                                                          2006      12.42       15.29       0.00
                                                          2007      15.29       14.43       0.00
                                                          2008      14.43        8.15       0.00
                                                          2009       8.15       12.07       0.00
                                                          2010      12.07       13.41       0.00
                                                          2011      13.41       10.99       0.00

Invesco Small Cap Growth Investment Division/(b)/........ 2004      10.00       10.57       0.00
                                                          2005      10.57       10.94       0.00
                                                          2006      10.94       11.87       0.00
                                                          2007      11.87       12.59       0.00
                                                          2008      12.59        7.36       0.00
                                                          2009       7.36        9.41       0.00
                                                          2010       9.41       11.33       0.00
                                                          2011      11.33       10.71       0.00

Janus Forty Investment Division/(h)/..................... 2008     306.77      164.20       0.00
                                                          2009     164.20      223.98       0.00
                                                          2010     223.98      233.99       0.00
                                                          2011     233.99      206.58       0.00

Jennison Growth Investment Division/(c)/................. 2005       3.53        4.15       0.00
                                                          2006       4.15        4.07       0.00
                                                          2007       4.07        4.32       0.00
                                                          2008       4.32        2.62       0.00
                                                          2009       2.62        3.49       0.00
                                                          2010       3.49        3.71       0.00
                                                          2011       3.71        3.55       0.00

Jennison Growth Investment Division (formerly Met/Putnam
  Voyager Investment Division)/(a)(c)/................... 2003       3.73        3.87       0.00
                                                          2004       3.87        3.87       0.00
                                                          2005       3.87        3.49       0.00

Lazard Mid Cap Investment Division/(b)/.................. 2004      10.00       10.66       0.00
                                                          2005      10.66       11.01       0.00
                                                          2006      11.01       12.05       0.00
                                                          2007      12.05       11.19       0.00
                                                          2008      11.19        6.59       0.00
                                                          2009       6.59        8.61       0.00
                                                          2010       8.61       10.11       0.00
                                                          2011      10.11        9.13       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                      4% AIR, 0.95% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                         INVESTMENT DIVISION                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

Legg Mason ClearBridge Aggressive Growth Investment Division/(a)/..... 2003   $  5.86      $  6.19       0.00
                                                                       2004      6.19         6.42       0.00
                                                                       2005      6.42         6.96       0.00
                                                                       2006      6.96         6.52       0.00
                                                                       2007      6.52         6.37       0.00
                                                                       2008      6.37         3.70       0.00
                                                                       2009      3.70         4.71       0.00
                                                                       2010      4.71         5.56       0.00
                                                                       2011      5.56         5.49       0.00

Legg Mason ClearBridge Aggressive Growth Investment Division
  (formerly Legg Mason Value Equity Investment Division)/(k)/......... 2006      8.54         8.96       0.00
                                                                       2007      8.96         8.04       0.00
                                                                       2008      8.04         3.49       0.00
                                                                       2009      3.49         4.58       0.00
                                                                       2010      4.58         4.70       0.00
                                                                       2011      4.70         4.95       0.00

Legg Mason ClearBridge Aggressive Growth Investment Division
  (formerly Legg Mason Value Equity Investment Division (formerly
  MFS(R) Investors Trust Investment Division))/(a)(d)/................ 2003      7.19         7.65       0.00
                                                                       2004      7.65         8.11       0.00
                                                                       2005      8.11         8.29       0.00
                                                                       2006      8.29         8.58       0.00

Loomis Sayles Small Cap Core Investment Division/(a)/................. 2003      7.87         8.20       0.00
                                                                       2004      8.20         9.08       0.00
                                                                       2005      9.08         9.26       0.00
                                                                       2006      9.26        10.29       0.00
                                                                       2007     10.29        10.96       0.00
                                                                       2008     10.96         6.69       0.00
                                                                       2009      6.69         8.30       0.00
                                                                       2010      8.30        10.08       0.00
                                                                       2011     10.08         9.66       0.00

Loomis Sayles Small Cap Growth Investment Division/(a)/............... 2003      7.52         8.15       0.00
                                                                       2004      8.15         8.65       0.00
                                                                       2005      8.65         8.62       0.00
                                                                       2006      8.62         9.04       0.00
                                                                       2007      9.04         9.00       0.00
                                                                       2008      9.00         5.04       0.00
                                                                       2009      5.04         6.24       0.00
                                                                       2010      6.24         7.83       0.00
                                                                       2011      7.83         7.68       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                      4% AIR, 0.95% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                         INVESTMENT DIVISION                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

Lord Abbett Bond Debenture Investment Division/(a)/................... 2003   $  9.51      $  9.81       0.00
                                                                       2004      9.81        10.13       0.00
                                                                       2005     10.13         9.83       0.00
                                                                       2006      9.83        10.24       0.00
                                                                       2007     10.24        10.41       0.00
                                                                       2008     10.41         8.09       0.00
                                                                       2009      8.09        10.57       0.00
                                                                       2010     10.57        11.40       0.00
                                                                       2011     11.40        11.38       0.00

Met/Artisan Mid Cap Value Investment Division/(a)/.................... 2003     10.94        11.97       0.00
                                                                       2004     11.97        12.54       0.00
                                                                       2005     12.54        13.13       0.00
                                                                       2006     13.13        14.07       0.00
                                                                       2007     14.07        12.48       0.00
                                                                       2008     12.48         6.42       0.00
                                                                       2009      6.42         8.65       0.00
                                                                       2010      8.65         9.48       0.00
                                                                       2011      9.48         9.64       0.00

Met/Franklin Income Investment Division (Class B)/(h)/................ 2008      0.99         0.77       0.00
                                                                       2009      0.77         0.94       0.00
                                                                       2010      0.94         1.01       0.00
                                                                       2011      1.01         0.98       0.00

Met/Franklin Mutual Shares Investment Division (Class B)/(h)/......... 2008      0.99         0.64       0.00
                                                                       2009      0.64         0.76       0.00
                                                                       2010      0.76         0.81       0.00
                                                                       2011      0.81         0.76       0.00

Met/Franklin Templeton Founding Strategy Investment Division
  (Class B)/(h)/...................................................... 2008      0.99         0.68       0.00
                                                                       2009      0.68         0.84       0.00
                                                                       2010      0.84         0.88       0.00
                                                                       2011      0.88         0.82       0.00

Met/Templeton Growth Investment Division (Class B)/(h)/............... 2008      0.99         0.64       0.00
                                                                       2009      0.64         0.81       0.00
                                                                       2010      0.81         0.83       0.00
                                                                       2011      0.83         0.73       0.00

MetLife Aggressive Strategy Investment Division....................... 2011     10.03         8.41       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                      4% AIR, 0.95% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                         INVESTMENT DIVISION                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

MetLife Aggressive Strategy Investment Division (formerly MetLife
  Aggressive Allocation Investment Division)/(e)(l)/.................. 2005   $  9.99     $  10.90       0.00
                                                                       2006     10.90        12.06       0.00
                                                                       2007     12.06        11.88       0.00
                                                                       2008     11.88         6.75       0.00
                                                                       2009      6.75         8.49       0.00
                                                                       2010      8.49         9.37       0.00
                                                                       2011      9.37        10.05       0.00

MetLife Conservative Allocation Investment Division/(e)/.............. 2005      9.99        10.07       0.00
                                                                       2006     10.07        10.32       0.00
                                                                       2007     10.32        10.39       0.00
                                                                       2008     10.39         8.50       0.00
                                                                       2009      8.50         9.78       0.00
                                                                       2010      9.78        10.28       0.00
                                                                       2011     10.28        10.13       0.00

MetLife Conservative to Moderate Allocation Investment Division/(e)/.. 2005      9.99        10.30       0.00
                                                                       2006     10.30        10.79       0.00
                                                                       2007     10.79        10.79       0.00
                                                                       2008     10.79         8.07       0.00
                                                                       2009      8.07         9.54       0.00
                                                                       2010      9.54        10.16       0.00
                                                                       2011     10.16         9.80       0.00

MetLife Mid Cap Stock Index Investment Division/(a)/.................. 2003      9.60        10.23       0.00
                                                                       2004     10.23        11.30       0.00
                                                                       2005     11.30        12.09       0.00
                                                                       2006     12.09        12.68       0.00
                                                                       2007     12.68        13.01       0.00
                                                                       2008     13.01         7.91       0.00
                                                                       2009      7.91        10.32       0.00
                                                                       2010     10.32        12.41       0.00
                                                                       2011     12.41        11.60       0.00

MetLife Moderate Allocation Investment Division/(e)/.................. 2005      9.99        10.51       0.00
                                                                       2006     10.51        11.23       0.00
                                                                       2007     11.23        11.18       0.00
                                                                       2008     11.18         7.62       0.00
                                                                       2009      7.62         9.21       0.00
                                                                       2010      9.21         9.95       0.00
                                                                       2011      9.95         9.37       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                      4% AIR, 0.95% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                         INVESTMENT DIVISION                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

MetLife Moderate to Aggressive Allocation Investment Division/(e)/.... 2005   $  9.99     $  10.73       0.00
                                                                       2006     10.73        11.71       0.00
                                                                       2007     11.71        11.61       0.00
                                                                       2008     11.61         7.19       0.00
                                                                       2009      7.19         8.87       0.00
                                                                       2010      8.87         9.70       0.00
                                                                       2011      9.70         8.91       0.00

MetLife Stock Index Investment Division/(a)/.......................... 2003     16.84        18.06       0.00
                                                                       2004     18.06        19.01       0.00
                                                                       2005     19.01        18.95       0.00
                                                                       2006     18.95        20.84       0.00
                                                                       2007     20.84        20.89       0.00
                                                                       2008     20.89        12.51       0.00
                                                                       2009     12.51        15.04       0.00
                                                                       2010     15.04        16.45       0.00
                                                                       2011     16.45        15.96       0.00

MFS(R) Research International Investment Division/(a)/................ 2003      8.29         9.04       0.00
                                                                       2004      9.04        10.31       0.00
                                                                       2005     10.31        11.46       0.00
                                                                       2006     11.46        13.86       0.00
                                                                       2007     13.86        15.00       0.00
                                                                       2008     15.00         8.24       0.00
                                                                       2009      8.24        10.36       0.00
                                                                       2010     10.36        11.02       0.00
                                                                       2011     11.02         9.40       0.00

MFS(R) Total Return Investment Division/(b)/.......................... 2004     10.00        10.68       0.00
                                                                       2005     10.68        10.49       0.00
                                                                       2006     10.49        11.21       0.00
                                                                       2007     11.21        11.15       0.00
                                                                       2008     11.15         8.26       0.00
                                                                       2009      8.26         9.33       0.00
                                                                       2010      9.33         9.79       0.00
                                                                       2011      9.79         9.55       0.00

MFS(R) Value Investment Division/(a)/................................. 2003      9.46        10.11       0.00
                                                                       2004     10.11        10.72       0.00
                                                                       2005     10.72        10.07       0.00
                                                                       2006     10.07        11.34       0.00
                                                                       2007     11.34        10.38       0.00
                                                                       2008     10.38         6.58       0.00
                                                                       2009      6.58         7.57       0.00
                                                                       2010      7.57         8.04       0.00
                                                                       2011      8.04         7.72       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                      4% AIR, 0.95% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                         INVESTMENT DIVISION                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

Morgan Stanley EAFE(R) Index Investment Division/(a)/................. 2003   $  7.36      $  8.07       0.00
                                                                       2004      8.07         9.19       0.00
                                                                       2005      9.19         9.92       0.00
                                                                       2006      9.92        11.88       0.00
                                                                       2007     11.88        12.54       0.00
                                                                       2008     12.54         6.91       0.00
                                                                       2009      6.91         8.47       0.00
                                                                       2010      8.47         8.73       0.00
                                                                       2011      8.73         7.28       0.00

Morgan Stanley Mid Cap Growth Investment Division/(j)/................ 2010      8.49         9.65       0.00
                                                                       2011      9.65         8.58       0.00

Morgan Stanley Mid Cap Growth Investment Division (formerly FI Mid
  Cap Opportunities Investment Division/(a)/)......................... 2003     11.06        11.57       0.00
                                                                       2004     11.57        12.92       0.00
                                                                       2005     12.92        13.16       0.00
                                                                       2006     13.16        14.02       0.00
                                                                       2007     14.02        14.46       0.00
                                                                       2008     14.46         6.16       0.00
                                                                       2009      6.16         7.85       0.00
                                                                       2010      7.85         8.40       0.00

Neuberger Berman Genesis Investment Division/(a)/..................... 2003     12.68        14.24       0.00
                                                                       2004     14.24        15.65       0.00
                                                                       2005     15.65        15.52       0.00
                                                                       2006     15.52        17.26       0.00
                                                                       2007     17.26        15.87       0.00
                                                                       2008     15.87         9.31       0.00
                                                                       2009      9.31        10.03       0.00
                                                                       2010     10.03        11.62       0.00
                                                                       2011     11.62        11.71       0.00

Neuberger Berman Mid Cap Value Investment Division/(a)/............... 2003     14.06        15.17       0.00
                                                                       2004     15.17        17.76       0.00
                                                                       2005     17.76        18.99       0.00
                                                                       2006     18.99        20.17       0.00
                                                                       2007     20.17        19.87       0.00
                                                                       2008     19.87         9.96       0.00
                                                                       2009      9.96        14.05       0.00
                                                                       2010     14.05        16.91       0.00
                                                                       2011     16.91        15.07       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                      4% AIR, 0.95% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                         INVESTMENT DIVISION                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

Oppenheimer Capital Appreciation Investment Division/(e)/............. 2005   $  8.18      $  8.70       0.00
                                                                       2006      8.70         8.94       0.00
                                                                       2007      8.94         9.74       0.00
                                                                       2008      9.74         5.02       0.00
                                                                       2009      5.02         6.89       0.00
                                                                       2010      6.89         7.20       0.00
                                                                       2011      7.20         6.79       0.00

Oppenheimer Global Equity Investment Division/(a)/.................... 2003      9.51        10.32       0.00
                                                                       2004     10.32        11.44       0.00
                                                                       2005     11.44        12.66       0.00
                                                                       2006     12.66        14.07       0.00
                                                                       2007     14.07        14.26       0.00
                                                                       2008     14.26         8.10       0.00
                                                                       2009      8.10        10.82       0.00
                                                                       2010     10.82        11.98       0.00
                                                                       2011     11.98        10.48       0.00

PIMCO Inflation Protected Bond Investment Division/(f)/............... 2006     11.22        11.08       0.00
                                                                       2007     11.08        11.72       0.00
                                                                       2008     11.72        10.42       0.00
                                                                       2009     10.42        11.75       0.00
                                                                       2010     11.75        12.09       0.00
                                                                       2011     12.09        12.84       0.00

PIMCO Total Return Investment Division/(a)/........................... 2003     10.64        10.69       0.00
                                                                       2004     10.69        10.72       0.00
                                                                       2005     10.72        10.46       0.00
                                                                       2006     10.46        10.44       0.00
                                                                       2007     10.44        10.73       0.00
                                                                       2008     10.73        10.28       0.00
                                                                       2009     10.28        11.59       0.00
                                                                       2010     11.59        11.97       0.00
                                                                       2011     11.97        11.79       0.00

RCM Technology Investment Division/(a)/............................... 2003      4.91         5.14       0.00
                                                                       2004      5.14         4.68       0.00
                                                                       2005      4.68         4.97       0.00
                                                                       2006      4.97         4.99       0.00
                                                                       2007      4.99         6.26       0.00
                                                                       2008      6.26         3.32       0.00
                                                                       2009      3.32         5.04       0.00
                                                                       2010      5.04         6.15       0.00
                                                                       2011      6.15         5.29       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                 4% AIR, 0.95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                    INVESTMENT DIVISION                      YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

Russell 2000(R) Index Investment Division/(a)/.............. 2003   $  10.58    $  11.36       0.00
                                                             2004      11.36       12.74       0.00
                                                             2005      12.74       12.68       0.00
                                                             2006      12.68       14.25       0.00
                                                             2007      14.25       13.36       0.00
                                                             2008      13.36        8.46       0.00
                                                             2009       8.46       10.16       0.00
                                                             2010      10.16       12.28       0.00
                                                             2011      12.28       11.22       0.00

SSgA Growth and Income ETF Investment Division/(f)/......... 2006      10.55       10.96       0.00
                                                             2007      10.96       11.04       0.00
                                                             2008      11.04        7.90       0.00
                                                             2009       7.90        9.40       0.00
                                                             2010       9.40       10.08       0.00
                                                             2011      10.08        9.73       0.00

SSgA Growth ETF Investment Division/(f)/.................... 2006      10.75       11.21       0.00
                                                             2007      11.21       11.31       0.00
                                                             2008      11.31        7.23       0.00
                                                             2009       7.23        8.92       0.00
                                                             2010       8.92        9.72       0.00
                                                             2011       9.72        9.09       0.00

T. Rowe Price Large Cap Growth Investment Division/(a)/..... 2003       8.78        9.44       0.00
                                                             2004       9.44        9.88       0.00
                                                             2005       9.88       10.03       0.00
                                                             2006      10.03       10.83       0.00
                                                             2007      10.83       11.28       0.00
                                                             2008      11.28        6.24       0.00
                                                             2009       6.24        8.52       0.00
                                                             2010       8.52        9.50       0.00
                                                             2011       9.50        8.95       0.00

T. Rowe Price Mid Cap Growth Investment Division/(a)/....... 2003       5.39        5.73       0.00
                                                             2004       5.73        6.44       0.00
                                                             2005       6.44        7.05       0.00
                                                             2006       7.05        7.16       0.00
                                                             2007       7.16        8.03       0.00
                                                             2008       8.03        4.62       0.00
                                                             2009       4.62        6.42       0.00
                                                             2010       6.42        7.83       0.00
                                                             2011       7.83        7.35       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                4% AIR, 0.95% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------
                                                                BEGINNING OF END OF YEAR   NUMBER OF
                                                                YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                   INVESTMENT DIVISION                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------

T. Rowe Price Small Cap Growth Investment Division/(a)/... 2003   $  9.15      $  9.63       0.00
                                                           2004      9.63        10.19       0.00
                                                           2005     10.19        10.77       0.00
                                                           2006     10.77        10.66       0.00
                                                           2007     10.66        11.16       0.00
                                                           2008     11.16         6.78       0.00
                                                           2009      6.78         8.97       0.00
                                                           2010      8.97        11.53       0.00
                                                           2011     11.53        11.18       0.00

Western Asset Management Strategic Bond Opportunities
  Investment Division/(a)/................................ 2003     11.08        11.25       0.00
                                                           2004     11.25        11.42       0.00
                                                           2005     11.42        11.19       0.00
                                                           2006     11.19        11.20       0.00
                                                           2007     11.20        11.09       0.00
                                                           2008     11.09         8.98       0.00
                                                           2009      8.98        11.31       0.00
                                                           2010     11.31        12.14       0.00
                                                           2011     12.14        12.27       0.00

Western Asset Management U.S. Government Investment
  Division/(a)/........................................... 2003     10.05        10.06       0.00
                                                           2004     10.06         9.87       0.00
                                                           2005      9.87         9.57       0.00
                                                           2006      9.57         9.49       0.00
                                                           2007      9.49         9.43       0.00
                                                           2008      9.43         8.95       0.00
                                                           2009      8.95         8.89       0.00
                                                           2010      8.89         8.96       0.00
                                                           2011      8.96         9.01       0.00

                                5% AIR, 0.95% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------
                                                                BEGINNING OF END OF YEAR   NUMBER OF
                                                                YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                   INVESTMENT DIVISION                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------

American Funds(R) Balanced Allocation Investment Division
  (Class B)/(h)/.......................................... 2008   $  1.00      $  0.68       0.00
                                                           2009      0.68         0.83       0.00
                                                           2010      0.83         0.88       0.00
                                                           2011      0.88         0.82       0.00

American Funds Bond Investment Division (Class 2)/(f)/.... 2006     15.43        15.73       0.00
                                                           2007     15.73        15.33       0.00
                                                           2008     15.33        13.11       0.00
                                                           2009     13.11        13.92       0.00
                                                           2010     13.92        13.98       0.00
                                                           2011     13.98        14.00       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                5% AIR, 0.95% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------
                                                                BEGINNING OF END OF YEAR   NUMBER OF
                                                                YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                   INVESTMENT DIVISION                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------

American Funds Global Small Capitalization Investment
  Division (Class 2)/(a)/................................. 2003   $  9.72     $  10.37       0.00
                                                           2004     10.37        11.82       0.00
                                                           2005     11.82        13.99       0.00
                                                           2006     13.99        16.37       0.00
                                                           2007     16.37        18.75       0.00
                                                           2008     18.75         8.22       0.00
                                                           2009      8.22        12.51       0.00
                                                           2010     12.51        14.45       0.00
                                                           2011     14.45        11.02       0.00

American Funds(R) Growth Allocation Investment Division
  (Class B)/(h)/.......................................... 2008      1.00         0.62       0.00
                                                           2009      0.62         0.78       0.00
                                                           2010      0.78         0.84       0.00
                                                           2011      0.84         0.76       0.00

American Funds Growth Investment Division (Class 2)/(a)/.. 2003      9.80        10.37       0.00
                                                           2004     10.37        11.01       0.00
                                                           2005     11.01        12.07       0.00
                                                           2006     12.07        12.55       0.00
                                                           2007     12.55        13.30       0.00
                                                           2008     13.30         7.03       0.00
                                                           2009      7.03         9.24       0.00
                                                           2010      9.24        10.35       0.00
                                                           2011     10.35         9.35       0.00

American Funds Growth-Income Investment Division
  (Class 2)/(a)/.......................................... 2003      9.81        10.54       0.00
                                                           2004     10.54        10.97       0.00
                                                           2005     10.97        10.96       0.00
                                                           2006     10.96        11.91       0.00
                                                           2007     11.91        11.80       0.00
                                                           2008     11.80         6.92       0.00
                                                           2009      6.92         8.56       0.00
                                                           2010      8.56         9.00       0.00
                                                           2011      9.00         8.34       0.00

American Funds(R) Moderate Allocation Investment Division
  (Class B)/(h)/.......................................... 2008      1.00         0.74       0.00
                                                           2009      0.74         0.87       0.00
                                                           2010      0.87         0.90       0.00
                                                           2011      0.90         0.85       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                 5% AIR, 0.95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                    INVESTMENT DIVISION                      YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

Artio International Stock Investment Division............... 2003   $  10.01    $  10.77       0.00
                                                             2004      10.77       12.01       0.00
                                                             2005      12.01       13.37       0.00
                                                             2006      13.37       14.70       0.00
                                                             2007      14.70       15.30       0.00
                                                             2008      15.30        8.06       0.00
                                                             2009       8.06        9.29       0.00
                                                             2010       9.29        9.40       0.00
                                                             2011       9.40        7.10       0.00

Barclays Capital Aggregate Bond Index Investment
  Division/(a)/............................................. 2003      10.34       10.35       0.00
                                                             2004      10.35       10.16       0.00
                                                             2005      10.16        9.79       0.00
                                                             2006       9.79        9.62       0.00
                                                             2007       9.62        9.69       0.00
                                                             2008       9.69        9.69       0.00
                                                             2009       9.69        9.62       0.00
                                                             2010       9.62        9.62       0.00
                                                             2011       9.62        9.76       0.00

BlackRock Aggressive Growth Investment Division/(a)/........ 2003       9.74       10.22       0.00
                                                             2004      10.22       10.90       0.00
                                                             2005      10.90       11.38       0.00
                                                             2006      11.38       11.46       0.00
                                                             2007      11.46       13.03       0.00
                                                             2008      13.03        6.67       0.00
                                                             2009       6.67        9.41       0.00
                                                             2010       9.41       10.23       0.00
                                                             2011      10.23        9.36       0.00

BlackRock Bond Income Investment Division/(a)/.............. 2003      10.18       10.22       0.00
                                                             2004      10.22       10.07       0.00
                                                             2005      10.07        9.73       0.00
                                                             2006       9.73        9.59       0.00
                                                             2007       9.59        9.61       0.00
                                                             2008       9.61        8.75       0.00
                                                             2009       8.75        9.04       0.00
                                                             2010       9.04        9.24       0.00
                                                             2011       9.24        9.29       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                              5% AIR, 0.95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------
                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                 INVESTMENT DIVISION                   YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------

BlackRock Diversified Investment Division/(a)/........ 2003   $  7.42      $  7.74       0.00
                                                       2004      7.74         7.93       0.00
                                                       2005      7.93         7.71       0.00
                                                       2006      7.71         8.04       0.00
                                                       2007      8.04         8.03       0.00
                                                       2008      8.03         5.69       0.00
                                                       2009      5.69         6.30       0.00
                                                       2010      6.30         6.52       0.00
                                                       2011      6.52         6.38       0.00

BlackRock Large Cap Core Investment Division*/(g)/.... 2007      6.78         6.65       0.00
                                                       2008      6.65         3.94       0.00
                                                       2009      3.94         4.44       0.00
                                                       2010      4.44         4.73       0.00
                                                       2011      4.73         4.49       0.00

Black Rock Large Cap Investment Division/(a)(g)/...... 2003      5.63         6.01       0.00
                                                       2004      6.01         6.29       0.00
                                                       2005      6.29         6.14       0.00
                                                       2006      6.14         6.62       0.00
                                                       2007      6.62         6.84       0.00

BlackRock Large Cap Value Investment Division/(b)/.... 2004     10.00        10.82       0.00
                                                       2005     10.82        10.82       0.00
                                                       2006     10.82        12.18       0.00
                                                       2007     12.18        11.88       0.00
                                                       2008     11.88         7.29       0.00
                                                       2009      7.29         7.65       0.00
                                                       2010      7.65         7.88       0.00
                                                       2011      7.88         7.61       0.00

BlackRock Legacy Large Cap Growth Investment
  Division/(b)/....................................... 2004     10.00        10.74       0.00
                                                       2005     10.74        10.84       0.00
                                                       2006     10.84        10.65       0.00
                                                       2007     10.65        11.93       0.00
                                                       2008     11.93         7.14       0.00
                                                       2009      7.14         9.22       0.00
                                                       2010      9.22        10.42       0.00
                                                       2011     10.42         8.95       0.00

BlackRock Legacy Large Cap Growth Investment Division
  (formerly FI Large Cap Investment Division)/(i)/.... 2006     18.28        17.96       0.00
                                                       2007     17.96        17.61       0.00
                                                       2008     17.61         9.16       0.00
                                                       2009      9.16         9.42       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                 5% AIR, 0.95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                    INVESTMENT DIVISION                      YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

Clarion Global Real Estate Investment Division/(b)/......... 2004   $  10.00     $  2.05       0.00
                                                             2005       2.05        2.20       0.00
                                                             2006       2.20        2.87       0.00
                                                             2007       2.87        2.30       0.00
                                                             2008       2.30        1.27       0.00
                                                             2009       1.27        1.62       0.00
                                                             2010       1.62        1.77       0.00
                                                             2011       1.77        1.59       0.00

Davis Venture Value Investment Division/(a)/................ 2003       7.53        8.14       0.00
                                                             2004       8.14        8.62       0.00
                                                             2005       8.62        8.98       0.00
                                                             2006       8.98        9.71       0.00
                                                             2007       9.71        9.57       0.00
                                                             2008       9.57        5.47       0.00
                                                             2009       5.47        6.82       0.00
                                                             2010       6.82        7.20       0.00
                                                             2011       7.20        6.52       0.00

FI Value Leaders Investment Division/(b)/................... 2004      10.00       11.06       0.00
                                                             2005      11.06       11.55       0.00
                                                             2006      11.55       12.20       0.00
                                                             2007      12.20       11.99       0.00
                                                             2008      11.99        6.90       0.00
                                                             2009       6.90        7.94       0.00
                                                             2010       7.94        8.58       0.00
                                                             2011       8.58        7.60       0.00

Harris Oakmark International Investment Division/(b)/....... 2004      10.00       11.32       0.00
                                                             2005      11.32       12.23       0.00
                                                             2006      12.23       14.91       0.00
                                                             2007      14.91       13.94       0.00
                                                             2008      13.94        7.79       0.00
                                                             2009       7.79       11.43       0.00
                                                             2010      11.43       12.58       0.00
                                                             2011      12.58       10.21       0.00

Invesco Small Cap Growth Investment Division/(b)/........... 2004      10.00       10.50       0.00
                                                             2005      10.50       10.76       0.00
                                                             2006      10.76       11.57       0.00
                                                             2007      11.57       12.15       0.00
                                                             2008      12.15        7.04       0.00
                                                             2009       7.04        8.91       0.00
                                                             2010       8.91       10.63       0.00
                                                             2011      10.63        9.95       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                               5% AIR, 0.95% SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------------------------------------
                                                               BEGINNING OF END OF YEAR   NUMBER OF
                                                               YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                  INVESTMENT DIVISION                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-----------------------------------------------------------------------------------------------------

Janus Forty Investment Division/(h)/..................... 2008  $  303.82    $  161.57      0.00
                                                          2009     161.57       218.30      0.00
                                                          2010     218.30       225.88      0.00
                                                          2011     225.88       197.53      0.00

Jennison Growth Investment Division/(c)/................. 2005       3.37         3.94      0.00
                                                          2006       3.94         3.82      0.00
                                                          2007       3.82         4.02      0.00
                                                          2008       4.02         2.41      0.00
                                                          2009       2.41         3.19      0.00
                                                          2010       3.19         3.36      0.00
                                                          2011       3.36         3.18      0.00

Jennison Growth Investment Division (formerly Met/Putnam
  Voyager Investment Division)/(a)(c)/................... 2003       3.61         3.74      0.00
                                                          2004       3.74         3.71      0.00
                                                          2005       3.71         3.33      0.00

Lazard Mid Cap Investment Division/(b)/.................. 2004      10.00        10.59      0.00
                                                          2005      10.59        10.84      0.00
                                                          2006      10.84        11.75      0.00
                                                          2007      11.75        10.80      0.00
                                                          2008      10.80         6.30      0.00
                                                          2009       6.30         8.15      0.00
                                                          2010       8.15         9.48      0.00
                                                          2011       9.48         8.49      0.00

Legg Mason ClearBridge Aggressive Growth Investment
  Division/(a)/.......................................... 2003       9.77        10.31      0.00
                                                          2004      10.31        10.58      0.00
                                                          2005      10.58        11.37      0.00
                                                          2006      11.37        10.55      0.00
                                                          2007      10.55        10.21      0.00
                                                          2008      10.21         5.88      0.00
                                                          2009       5.88         7.40      0.00
                                                          2010       7.40         8.66      0.00
                                                          2011       8.66         8.47      0.00

Legg Mason ClearBridge Aggressive Growth Investment
  Division (formerly Legg Mason Value Equity Investment
  Division)/(k)/......................................... 2006      11.44        11.93      0.00
                                                          2007      11.93        10.60      0.00
                                                          2008      10.60         4.55      0.00
                                                          2009       4.55         5.92      0.00
                                                          2010       5.92         6.03      0.00
                                                          2011       6.03         6.32      0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                 5% AIR, 0.95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                    INVESTMENT DIVISION                      YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

Legg Mason ClearBridge Aggressive Growth Investment
  Division (formerly Legg Mason Value Equity Investment
  Division (formerly MFS(R) Investors Trust Investment
  Division))/(a)(d)/........................................ 2003   $  9.88     $  10.48       0.00
                                                             2004     10.48        11.01       0.00
                                                             2005     11.01        11.15       0.00
                                                             2006     11.15        11.50       0.00

Loomis Sayles Small Cap Core Investment Division/(a)/....... 2003      7.62         7.93       0.00
                                                             2004      7.93         8.70       0.00
                                                             2005      8.70         8.78       0.00
                                                             2006      8.78         9.67       0.00
                                                             2007      9.67        10.20       0.00
                                                             2008     10.20         6.17       0.00
                                                             2009      6.17         7.58       0.00
                                                             2010      7.58         9.12       0.00
                                                             2011      9.12         8.66       0.00

Loomis Sayles Small Cap Growth Investment Division/(a)/..... 2003      9.60        10.38       0.00
                                                             2004     10.38        10.91       0.00
                                                             2005     10.91        10.77       0.00
                                                             2006     10.77        11.18       0.00
                                                             2007     11.18        11.02       0.00
                                                             2008     11.02         6.11       0.00
                                                             2009      6.11         7.50       0.00
                                                             2010      7.50         9.32       0.00
                                                             2011      9.32         9.05       0.00

Lord Abbett Bond Debenture Investment Division/(a)/......... 2003     10.31        10.62       0.00
                                                             2004     10.62        10.86       0.00
                                                             2005     10.86        10.44       0.00
                                                             2006     10.44        10.77       0.00
                                                             2007     10.77        10.85       0.00
                                                             2008     10.85         8.35       0.00
                                                             2009      8.35        10.81       0.00
                                                             2010     10.81        11.54       0.00
                                                             2011     11.54        11.41       0.00

Met/Artisan Mid Cap Value Investment Division/(a)/.......... 2003      9.86        10.77       0.00
                                                             2004     10.77        11.16       0.00
                                                             2005     11.16        11.59       0.00
                                                             2006     11.59        12.29       0.00
                                                             2007     12.29        10.80       0.00
                                                             2008     10.80         5.50       0.00
                                                             2009      5.50         7.34       0.00
                                                             2010      7.34         7.97       0.00
                                                             2011      7.97         8.03       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                      5% AIR, 0.95% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                         INVESTMENT DIVISION                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

Met/Franklin Income Investment Division (Class B)/(h)/................ 2008   $  0.99      $  0.77       0.00
                                                                       2009      0.77         0.93       0.00
                                                                       2010      0.93         0.98       0.00
                                                                       2011      0.98         0.94       0.00

Met/Franklin Mutual Shares Investment Division (Class B)/(h)/......... 2008      0.99         0.64       0.00
                                                                       2009      0.64         0.75       0.00
                                                                       2010      0.75         0.79       0.00
                                                                       2011      0.79         0.74       0.00

Met/Franklin Templeton Founding Strategy Investment Division
  (Class B)/(h)/...................................................... 2008      0.99         0.68       0.00
                                                                       2009      0.68         0.82       0.00
                                                                       2010      0.82         0.85       0.00
                                                                       2011      0.85         0.79       0.00

Met/Templeton Growth Investment Division (Class B)/(h)/............... 2008      0.99         0.63       0.00
                                                                       2009      0.63         0.79       0.00
                                                                       2010      0.79         0.80       0.00
                                                                       2011      0.80         0.71       0.00

MetLife Aggressive Strategy Investment Division....................... 2011      9.47         7.89       0.00

MetLife Aggressive Strategy Investment Division (formerly MetLife
  Aggressive Allocation Investment Division)/(e)(l)/.................. 2005      9.99        10.83       0.00
                                                                       2006     10.83        11.87       0.00
                                                                       2007     11.87        11.58       0.00
                                                                       2008     11.58         6.52       0.00
                                                                       2009      6.52         8.12       0.00
                                                                       2010      8.12         8.87       0.00
                                                                       2011      8.87         9.49       0.00

MetLife Conservative Allocation Investment Division/(e)/.............. 2005      9.99        10.01       0.00
                                                                       2006     10.01        10.16       0.00
                                                                       2007     10.16        10.13       0.00
                                                                       2008     10.13         8.21       0.00
                                                                       2009      8.21         9.35       0.00
                                                                       2010      9.35         9.73       0.00
                                                                       2011      9.73         9.50       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                              5% AIR, 0.95% SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------------------------------
                                                             BEGINNING OF END OF YEAR   NUMBER OF
                                                             YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                 INVESTMENT DIVISION                    YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
---------------------------------------------------------------------------------------------------

MetLife Conservative to Moderate Allocation Investment
  Division/(e)/........................................ 2005   $  9.99     $  10.23       0.00
                                                        2006     10.23        10.62       0.00
                                                        2007     10.62        10.52       0.00
                                                        2008     10.52         7.80       0.00
                                                        2009      7.80         9.12       0.00
                                                        2010      9.12         9.62       0.00
                                                        2011      9.62         9.19       0.00

MetLife Mid Cap Stock Index Investment Division/(a)/... 2003      9.30         9.89       0.00
                                                        2004      9.89        10.83       0.00
                                                        2005     10.83        11.47       0.00
                                                        2006     11.47        11.92       0.00
                                                        2007     11.92        12.11       0.00
                                                        2008     12.11         7.29       0.00
                                                        2009      7.29         9.42       0.00
                                                        2010      9.42        11.23       0.00
                                                        2011     11.23        10.39       0.00

MetLife Moderate Allocation Investment Division/(e)/... 2005      9.99        10.44       0.00
                                                        2006     10.44        11.06       0.00
                                                        2007     11.06        10.90       0.00
                                                        2008     10.90         7.36       0.00
                                                        2009      7.36         8.81       0.00
                                                        2010      8.81         9.43       0.00
                                                        2011      9.43         8.79       0.00

MetLife Moderate to Aggressive Allocation Investment
  Division/(e)/........................................ 2005      9.99        10.66       0.00
                                                        2006     10.66        11.53       0.00
                                                        2007     11.53        11.32       0.00
                                                        2008     11.32         6.94       0.00
                                                        2009      6.94         8.48       0.00
                                                        2010      8.48         9.19       0.00
                                                        2011      9.19         8.36       0.00

MetLife Stock Index Investment Division/(a)/........... 2003      5.97         6.39       0.00
                                                        2004      6.39         6.66       0.00
                                                        2005      6.66         6.58       0.00
                                                        2006      6.58         7.17       0.00
                                                        2007      7.17         7.11       0.00
                                                        2008      7.11         4.22       0.00
                                                        2009      4.22         5.03       0.00
                                                        2010      5.03         5.44       0.00
                                                        2011      5.44         5.23       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                      5% AIR, 0.95% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                         INVESTMENT DIVISION                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

MFS(R) Research International Investment Division/(a)/................ 2003   $  9.98     $  10.86       0.00
                                                                       2004     10.86        12.27       0.00
                                                                       2005     12.27        13.52       0.00
                                                                       2006     13.52        16.19       0.00
                                                                       2007     16.19        17.34       0.00
                                                                       2008     17.34         9.45       0.00
                                                                       2009      9.45        11.76       0.00
                                                                       2010     11.76        12.38       0.00
                                                                       2011     12.38        10.47       0.00

MFS(R) Total Return Investment Division/(b)/.......................... 2004     10.00        10.61       0.00
                                                                       2005     10.61        10.32       0.00
                                                                       2006     10.32        10.93       0.00
                                                                       2007     10.93        10.76       0.00
                                                                       2008     10.76         7.90       0.00
                                                                       2009      7.90         8.84       0.00
                                                                       2010      8.84         9.18       0.00
                                                                       2011      9.18         8.87       0.00

MFS(R) Value Investment Division/(a)/................................. 2003      8.44         9.01       0.00
                                                                       2004      9.01         9.46       0.00
                                                                       2005      9.46         8.81       0.00
                                                                       2006      8.81         9.82       0.00
                                                                       2007      9.82         8.91       0.00
                                                                       2008      8.91         5.59       0.00
                                                                       2009      5.59         6.37       0.00
                                                                       2010      6.37         6.70       0.00
                                                                       2011      6.70         6.37       0.00

Morgan Stanley EAFE(R) Index Investment Division/(a)/................. 2003      9.94        10.89       0.00
                                                                       2004     10.89        12.29       0.00
                                                                       2005     12.29        13.13       0.00
                                                                       2006     13.13        15.58       0.00
                                                                       2007     15.58        16.28       0.00
                                                                       2008     16.28         8.89       0.00
                                                                       2009      8.89        10.80       0.00
                                                                       2010     10.80        11.02       0.00
                                                                       2011     11.02         9.10       0.00

Morgan Stanley Mid Cap Growth Investment Division/(j)/................ 2010      7.07         7.98       0.00
                                                                       2011      7.98         7.03       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                 5% AIR, 0.95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                    INVESTMENT DIVISION                      YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

Morgan Stanley Mid Cap Growth Investment Division (formerly
  FI Mid Cap Opportunities Investment Division/(a)/)........ 2003   $  9.80     $  10.23       0.00
                                                             2004     10.23        11.31       0.00
                                                             2005     11.31        11.41       0.00
                                                             2006     11.41        12.05       0.00
                                                             2007     12.05        12.31       0.00
                                                             2008     12.31         5.19       0.00
                                                             2009      5.19         6.55       0.00
                                                             2010      6.55         6.99       0.00

Neuberger Berman Genesis Investment Division/(a)/........... 2003     12.28        13.77       0.00
                                                             2004     13.77        14.99       0.00
                                                             2005     14.99        14.73       0.00
                                                             2006     14.73        16.22       0.00
                                                             2007     16.22        14.77       0.00
                                                             2008     14.77         8.58       0.00
                                                             2009      8.58         9.16       0.00
                                                             2010      9.16        10.51       0.00
                                                             2011     10.51        10.49       0.00

Neuberger Berman Mid Cap Value Investment Division/(a)/..... 2003      9.82        10.58       0.00
                                                             2004     10.58        12.26       0.00
                                                             2005     12.26        12.99       0.00
                                                             2006     12.99        13.66       0.00
                                                             2007     13.66        13.33       0.00
                                                             2008     13.33         6.62       0.00
                                                             2009      6.62         9.25       0.00
                                                             2010      9.25        11.02       0.00
                                                             2011     11.02         9.73       0.00

Oppenheimer Capital Appreciation Investment Division/(e)/... 2005      8.18         8.64       0.00
                                                             2006      8.64         8.79       0.00
                                                             2007      8.79         9.49       0.00
                                                             2008      9.49         4.85       0.00
                                                             2009      4.85         6.59       0.00
                                                             2010      6.59         6.82       0.00
                                                             2011      6.82         6.37       0.00

Oppenheimer Global Equity Investment Division/(a)/.......... 2003      9.94        10.75       0.00
                                                             2004     10.75        11.81       0.00
                                                             2005     11.81        12.95       0.00
                                                             2006     12.95        14.25       0.00
                                                             2007     14.25        14.31       0.00
                                                             2008     14.31         8.05       0.00
                                                             2009      8.05        10.66       0.00
                                                             2010     10.66        11.68       0.00
                                                             2011     11.68        10.12       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                      5% AIR, 0.95% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                         INVESTMENT DIVISION                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

PIMCO Inflation Protected Bond Investment Division/(f)/............... 2006   $  11.22    $  11.01       0.00
                                                                       2007      11.01       11.54       0.00
                                                                       2008      11.54       10.16       0.00
                                                                       2009      10.16       11.35       0.00
                                                                       2010      11.35       11.56       0.00
                                                                       2011      11.56       12.16       0.00

PIMCO Total Return Investment Division/(a)/........................... 2003      10.01       10.04       0.00
                                                                       2004      10.04        9.96       0.00
                                                                       2005       9.96        9.63       0.00
                                                                       2006       9.63        9.53       0.00
                                                                       2007       9.53        9.69       0.00
                                                                       2008       9.69        9.20       0.00
                                                                       2009       9.20       10.27       0.00
                                                                       2010      10.27       10.51       0.00
                                                                       2011      10.51       10.25       0.00

RCM Technology Investment Division/(a)/............................... 2003       9.57        9.98       0.00
                                                                       2004       9.98        9.01       0.00
                                                                       2005       9.01        9.47       0.00
                                                                       2006       9.47        9.42       0.00
                                                                       2007       9.42       11.70       0.00
                                                                       2008      11.70        6.15       0.00
                                                                       2009       6.15        9.24       0.00
                                                                       2010       9.24       11.18       0.00
                                                                       2011      11.18        9.52       0.00

Russell 2000(R) Index Investment Division/(a)/........................ 2003       9.76       10.45       0.00
                                                                       2004      10.45       11.61       0.00
                                                                       2005      11.61       11.45       0.00
                                                                       2006      11.45       12.74       0.00
                                                                       2007      12.74       11.83       0.00
                                                                       2008      11.83        7.42       0.00
                                                                       2009       7.42        8.82       0.00
                                                                       2010       8.82       10.57       0.00
                                                                       2011      10.57        9.56       0.00

SSgA Growth and Income ETF Investment Division/(f)/................... 2006      10.55       10.89       0.00
                                                                       2007      10.89       10.86       0.00
                                                                       2008      10.86        7.70       0.00
                                                                       2009       7.70        9.07       0.00
                                                                       2010       9.07        9.64       0.00
                                                                       2011       9.64        9.21       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                      5% AIR, 0.95% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                         INVESTMENT DIVISION                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

SSgA Growth ETF Investment Division/(f)/.............................. 2006   $  10.75    $  11.14       0.00
                                                                       2007      11.14       11.13       0.00
                                                                       2008      11.13        7.05       0.00
                                                                       2009       7.05        8.61       0.00
                                                                       2010       8.61        9.29       0.00
                                                                       2011       9.29        8.61       0.00

T. Rowe Price Large Cap Growth Investment Division/(a)/............... 2003       7.09        7.62       0.00
                                                                       2004       7.62        7.90       0.00
                                                                       2005       7.90        7.94       0.00
                                                                       2006       7.94        8.49       0.00
                                                                       2007       8.49        8.76       0.00
                                                                       2008       8.76        4.80       0.00
                                                                       2009       4.80        6.49       0.00
                                                                       2010       6.49        7.17       0.00
                                                                       2011       7.17        6.69       0.00

T. Rowe Price Mid Cap Growth Investment Division/(a)/................. 2003       9.73       10.32       0.00
                                                                       2004      10.32       11.50       0.00
                                                                       2005      11.50       12.47       0.00
                                                                       2006      12.47       12.53       0.00
                                                                       2007      12.53       13.93       0.00
                                                                       2008      13.93        7.93       0.00
                                                                       2009       7.93       10.92       0.00
                                                                       2010      10.92       13.19       0.00
                                                                       2011      13.19       12.27       0.00

T. Rowe Price Small Cap Growth Investment Division/(a)/............... 2003       9.75       10.23       0.00
                                                                       2004      10.23       10.72       0.00
                                                                       2005      10.72       11.23       0.00
                                                                       2006      11.23       11.01       0.00
                                                                       2007      11.01       11.41       0.00
                                                                       2008      11.41        6.86       0.00
                                                                       2009       6.86        9.00       0.00
                                                                       2010       9.00       11.46       0.00
                                                                       2011      11.46       11.00       0.00

Western Asset Management Strategic Bond Opportunities Investment
  Division/(a)/....................................................... 2003       9.99       10.11       0.00
                                                                       2004      10.11       10.17       0.00
                                                                       2005      10.17        9.87       0.00
                                                                       2006       9.87        9.78       0.00
                                                                       2007       9.78        9.60       0.00
                                                                       2008       9.60        7.69       0.00
                                                                       2009       7.69        9.60       0.00
                                                                       2010       9.60       10.21       0.00
                                                                       2011      10.21       10.22       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                5% AIR, 0.95% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------
                                                                BEGINNING OF END OF YEAR   NUMBER OF
                                                                YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                   INVESTMENT DIVISION                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------

Western Asset Management U.S. Government Investment
  Division/(a)/........................................... 2003   $  10.01    $  10.00       0.00
                                                           2004      10.00        9.71       0.00
                                                           2005       9.71        9.32       0.00
                                                           2006       9.32        9.16       0.00
                                                           2007       9.16        9.02       0.00
                                                           2008       9.02        8.47       0.00
                                                           2009       8.47        8.34       0.00
                                                           2010       8.34        8.33       0.00
                                                           2011       8.33        8.29       0.00

                                6% AIR, 0.95% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------
                                                                BEGINNING OF END OF YEAR   NUMBER OF
                                                                YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                   INVESTMENT DIVISION                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------

American Funds(R) Balanced Allocation Investment Division
  (Class B)/(h)/.......................................... 2008    $  1.00     $  0.67       0.00
                                                           2009       0.67        0.82       0.00
                                                           2010       0.82        0.86       0.00
                                                           2011       0.86        0.79       0.00

American Funds Bond Investment Division (Class 2)/(f)/.... 2006      15.43       15.63       0.00
                                                           2007      15.63       15.09       0.00
                                                           2008      15.09       12.78       0.00
                                                           2009      12.78       13.45       0.00
                                                           2010      13.45       13.38       0.00
                                                           2011      13.38       13.27       0.00

American Funds Global Small Capitalization Investment
  Division (Class 2)/(a)/................................. 2003       9.72       10.35       0.00
                                                           2004      10.35       11.69       0.00
                                                           2005      11.69       13.70       0.00
                                                           2006      13.70       15.89       0.00
                                                           2007      15.89       18.02       0.00
                                                           2008      18.02        7.82       0.00
                                                           2009       7.82       11.80       0.00
                                                           2010      11.80       13.50       0.00
                                                           2011      13.50       10.20       0.00

American Funds(R) Growth Allocation Investment Division
  (Class B)/(h)/.......................................... 2008       1.00        0.61       0.00
                                                           2009       0.61        0.77       0.00
                                                           2010       0.77        0.82       0.00
                                                           2011       0.82        0.73       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)


                                 6% AIR, 0.95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                    INVESTMENT DIVISION                      YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

American Funds Growth Investment Division (Class 2)/(a)/.... 2003   $  9.80     $  10.36       0.00
                                                             2004     10.36        10.89       0.00
                                                             2005     10.89        11.82       0.00
                                                             2006     11.82        12.18       0.00
                                                             2007     12.18        12.78       0.00
                                                             2008     12.78         6.69       0.00
                                                             2009      6.69         8.72       0.00
                                                             2010      8.72         9.67       0.00
                                                             2011      9.67         8.65       0.00

American Funds Growth-Income Investment Division
  (Class 2)/(a)/............................................ 2003      9.81        10.52       0.00
                                                             2004     10.52        10.85       0.00
                                                             2005     10.85        10.73       0.00
                                                             2006     10.73        11.56       0.00
                                                             2007     11.56        11.34       0.00
                                                             2008     11.34         6.58       0.00
                                                             2009      6.58         8.08       0.00
                                                             2010      8.08         8.41       0.00
                                                             2011      8.41         7.72       0.00

American Funds(R) Moderate Allocation Investment Division
  (Class B)/(h)/............................................ 2008      1.00         0.74       0.00
                                                             2009      0.74         0.85       0.00
                                                             2010      0.85         0.88       0.00
                                                             2011      0.88         0.82       0.00

Artio International Stock Investment Division............... 2003     10.01        10.76       0.00
                                                             2004     10.76        11.88       0.00
                                                             2005     11.88        13.10       0.00
                                                             2006     13.10        14.27       0.00
                                                             2007     14.27        14.70       0.00
                                                             2008     14.70         7.67       0.00
                                                             2009      7.67         8.76       0.00
                                                             2010      8.76         8.78       0.00
                                                             2011      8.78         6.57       0.00

Barclays Capital Aggregate Bond Index Investment
  Division/(a)/............................................. 2003     10.00         9.99       0.00
                                                             2004      9.99         9.72       0.00
                                                             2005      9.72         9.27       0.00
                                                             2006      9.27         9.02       0.00
                                                             2007      9.02         9.01       0.00
                                                             2008      9.01         8.92       0.00
                                                             2009      8.92         8.77       0.00
                                                             2010      8.77         8.69       0.00
                                                             2011      8.69         8.73       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                 6% AIR, 0.95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                    INVESTMENT DIVISION                      YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

BlackRock Aggressive Growth Investment Division/(a)/........ 2003   $  9.74     $  10.21       0.00
                                                             2004     10.21        10.77       0.00
                                                             2005     10.77        11.15       0.00
                                                             2006     11.15        11.12       0.00
                                                             2007     11.12        12.53       0.00
                                                             2008     12.53         6.35       0.00
                                                             2009      6.35         8.87       0.00
                                                             2010      8.87         9.56       0.00
                                                             2011      9.56         8.67       0.00

BlackRock Bond Income Investment Division/(a)/.............. 2003     10.01        10.03       0.00
                                                             2004     10.03         9.78       0.00
                                                             2005      9.78         9.37       0.00
                                                             2006      9.37         9.14       0.00
                                                             2007      9.14         9.08       0.00
                                                             2008      9.08         8.19       0.00
                                                             2009      8.19         8.38       0.00
                                                             2010      8.38         8.48       0.00
                                                             2011      8.48         8.45       0.00

BlackRock Diversified Investment Division/(a)/.............. 2003      9.88        10.28       0.00
                                                             2004     10.28        10.43       0.00
                                                             2005     10.43        10.04       0.00
                                                             2006     10.04        10.38       0.00
                                                             2007     10.38        10.26       0.00
                                                             2008     10.26         7.21       0.00
                                                             2009      7.21         7.90       0.00
                                                             2010      7.90         8.10       0.00
                                                             2011      8.10         7.86       0.00

BlackRock Large Cap Core Investment Division*/(g)/.......... 2007     11.41        11.12       0.00
                                                             2008     11.12         6.53       0.00
                                                             2009      6.53         7.29       0.00
                                                             2010      7.29         7.68       0.00
                                                             2011      7.68         7.23       0.00

Black Rock Large Cap Investment Division/(a)(g)/............ 2003      9.80        10.44       0.00
                                                             2004     10.44        10.81       0.00
                                                             2005     10.81        10.47       0.00
                                                             2006     10.47        11.16       0.00
                                                             2007     11.16        11.51       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                              6% AIR, 0.95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------
                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                 INVESTMENT DIVISION                   YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------

BlackRock Large Cap Value Investment Division/(b)/.... 2004   $  10.00    $  10.75       0.00
                                                       2005      10.75       10.65       0.00
                                                       2006      10.65       11.88       0.00
                                                       2007      11.88       11.47       0.00
                                                       2008      11.47        6.98       0.00
                                                       2009       6.98        7.25       0.00
                                                       2010       7.25        7.40       0.00
                                                       2011       7.40        7.08       0.00

BlackRock Legacy Large Cap Growth Investment
  Division/(b)/....................................... 2004      10.00       10.67       0.00
                                                       2005      10.67       10.67       0.00
                                                       2006      10.67       10.39       0.00
                                                       2007      10.39       11.52       0.00
                                                       2008      11.52        6.83       0.00
                                                       2009       6.83        8.74       0.00
                                                       2010       8.74        9.78       0.00
                                                       2011       9.78        8.33       0.00

BlackRock Legacy Large Cap Growth Investment Division
  (formerly FI Large Cap Investment Division)/(i)/.... 2006      18.28       17.85       0.00
                                                       2007      17.85       17.33       0.00
                                                       2008      17.33        8.93       0.00
                                                       2009       8.93        9.15       0.00

Clarion Global Real Estate Investment Division/(b)/... 2004      10.00        2.04       0.00
                                                       2005       2.04        2.17       0.00
                                                       2006       2.17        2.80       0.00
                                                       2007       2.80        2.22       0.00
                                                       2008       2.22        1.21       0.00
                                                       2009       1.21        1.53       0.00
                                                       2010       1.53        1.66       0.00
                                                       2011       1.66        1.47       0.00

Davis Venture Value Investment Division/(a)/.......... 2003       9.84       10.60       0.00
                                                       2004      10.60       11.13       0.00
                                                       2005      11.13       11.48       0.00
                                                       2006      11.48       12.29       0.00
                                                       2007      12.29       12.01       0.00
                                                       2008      12.01        6.80       0.00
                                                       2009       6.80        8.39       0.00
                                                       2010       8.39        8.78       0.00
                                                       2011       8.78        7.88       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                 6% AIR, 0.95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                    INVESTMENT DIVISION                      YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

FI Value Leaders Investment Division/(b)/................... 2004   $  10.00    $  10.99       0.00
                                                             2005      10.99       11.37       0.00
                                                             2006      11.37       11.90       0.00
                                                             2007      11.90       11.58       0.00
                                                             2008      11.58        6.60       0.00
                                                             2009       6.60        7.52       0.00
                                                             2010       7.52        8.05       0.00
                                                             2011       8.05        7.06       0.00

Harris Oakmark International Investment Division/(b)/....... 2004      10.00       11.25       0.00
                                                             2005      11.25       12.03       0.00
                                                             2006      12.03       14.53       0.00
                                                             2007      14.53       13.46       0.00
                                                             2008      13.46        7.45       0.00
                                                             2009       7.45       10.83       0.00
                                                             2010      10.83       11.81       0.00
                                                             2011      11.81        9.49       0.00

Invesco Small Cap Growth Investment Division/(b)/........... 2004      10.00       10.44       0.00
                                                             2005      10.44       10.59       0.00
                                                             2006      10.59       11.28       0.00
                                                             2007      11.28       11.74       0.00
                                                             2008      11.74        6.73       0.00
                                                             2009       6.73        8.44       0.00
                                                             2010       8.44        9.98       0.00
                                                             2011       9.98        9.25       0.00

Janus Forty Investment Division/(h)/........................ 2008     300.93      159.01       0.00
                                                             2009     159.01      212.81       0.00
                                                             2010     212.81      218.13       0.00
                                                             2011     218.13      188.96       0.00

Jennison Growth Investment Division/(c)/.................... 2005       9.03       10.49       0.00
                                                             2006      10.49       10.07       0.00
                                                             2007      10.07       10.51       0.00
                                                             2008      10.51        6.24       0.00
                                                             2009       6.24        8.16       0.00
                                                             2010       8.16        8.52       0.00
                                                             2011       8.52        8.00       0.00

Jennison Growth Investment Division (formerly Met/Putnam
  Voyager Investment Division)/(a)(c)/...................... 2003       9.83       10.15       0.00
                                                             2004      10.15        9.96       0.00
                                                             2005       9.96        8.92       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                               6% AIR, 0.95% SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------------------------------------------
                                                              BEGINNING OF END OF YEAR   NUMBER OF
                                                              YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                  INVESTMENT DIVISION                    YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
----------------------------------------------------------------------------------------------------

Lazard Mid Cap Investment Division/(b)/................. 2004   $  10.00    $  10.53       0.00
                                                         2005      10.53       10.67       0.00
                                                         2006      10.67       11.45       0.00
                                                         2007      11.45       10.43       0.00
                                                         2008      10.43        6.03       0.00
                                                         2009       6.03        7.73       0.00
                                                         2010       7.73        8.90       0.00
                                                         2011       8.90        7.89       0.00

Legg Mason ClearBridge Aggressive Growth Investment
  Division/(a)/......................................... 2003       9.78       10.29       0.00
                                                         2004      10.29       10.47       0.00
                                                         2005      10.47       11.14       0.00
                                                         2006      11.14       10.24       0.00
                                                         2007      10.24        9.82       0.00
                                                         2008       9.82        5.60       0.00
                                                         2009       5.60        6.98       0.00
                                                         2010       6.98        8.09       0.00
                                                         2011       8.09        7.83       0.00

Legg Mason ClearBridge Aggressive Growth Investment
  Division (formerly Legg Mason Value Equity Investment
  Division)/(k)/........................................ 2006      11.17       11.57       0.00
                                                         2007      11.57       10.19       0.00
                                                         2008      10.19        4.34       0.00
                                                         2009       4.34        5.59       0.00
                                                         2010       5.59        5.63       0.00
                                                         2011       5.63        5.88       0.00

Legg Mason ClearBridge Aggressive Growth Investment
  Division (formerly Legg Mason Value Equity Investment
  Division (formerly MFS(R) Investors Trust Investment
  Division))/(a)(d)/.................................... 2003       9.88       10.46       0.00
                                                         2004      10.46       10.89       0.00
                                                         2005      10.89       10.92       0.00
                                                         2006      10.92       11.24       0.00

Loomis Sayles Small Cap Core Investment Division/(a)/... 2003       9.77       10.14       0.00
                                                         2004      10.14       11.02       0.00
                                                         2005      11.02       11.02       0.00
                                                         2006      11.02       12.02       0.00
                                                         2007      12.02       12.56       0.00
                                                         2008      12.56        7.52       0.00
                                                         2009       7.52        9.16       0.00
                                                         2010       9.16       10.91       0.00
                                                         2011      10.91       10.26       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                 6% AIR, 0.95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                    INVESTMENT DIVISION                      YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

Loomis Sayles Small Cap Growth Investment Division/(a)/..... 2003   $  9.60     $  10.36       0.00
                                                             2004     10.36        10.79       0.00
                                                             2005     10.79        10.55       0.00
                                                             2006     10.55        10.85       0.00
                                                             2007     10.85        10.60       0.00
                                                             2008     10.60         5.82       0.00
                                                             2009      5.82         7.07       0.00
                                                             2010      7.07         8.70       0.00
                                                             2011      8.70         8.38       0.00

Lord Abbett Bond Debenture Investment Division/(a)/......... 2003      9.94        10.22       0.00
                                                             2004     10.22        10.36       0.00
                                                             2005     10.36         9.86       0.00
                                                             2006      9.86        10.08       0.00
                                                             2007     10.08        10.06       0.00
                                                             2008     10.06         7.67       0.00
                                                             2009      7.67         9.82       0.00
                                                             2010      9.82        10.39       0.00
                                                             2011     10.39        10.18       0.00

Met/Artisan Mid Cap Value Investment Division/(a)/.......... 2003      9.86        10.75       0.00
                                                             2004     10.75        11.04       0.00
                                                             2005     11.04        11.35       0.00
                                                             2006     11.35        11.93       0.00
                                                             2007     11.93        10.38       0.00
                                                             2008     10.38         5.24       0.00
                                                             2009      5.24         6.93       0.00
                                                             2010      6.93         7.45       0.00
                                                             2011      7.45         7.43       0.00

Met/Franklin Income Investment Division (Class B)/(h)/...... 2008      0.99         0.76       0.00
                                                             2009      0.76         0.91       0.00
                                                             2010      0.91         0.96       0.00
                                                             2011      0.96         0.91       0.00

Met/Franklin Mutual Shares Investment Division
  (Class B)/(h)/............................................ 2008      0.99         0.63       0.00
                                                             2009      0.63         0.74       0.00
                                                             2010      0.74         0.77       0.00
                                                             2011      0.77         0.71       0.00

Met/Franklin Templeton Founding Strategy Investment
  Division (Class B)/(h)/................................... 2008      0.99         0.67       0.00
                                                             2009      0.67         0.81       0.00
                                                             2010      0.81         0.83       0.00
                                                             2011      0.83         0.76       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                      6% AIR, 0.95% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                         INVESTMENT DIVISION                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

Met/Templeton Growth Investment Division (Class B)/(h)/............... 2008   $  0.99      $  0.63       0.00
                                                                       2009      0.63         0.78       0.00
                                                                       2010      0.78         0.78       0.00
                                                                       2011      0.78         0.68       0.00

MetLife Aggressive Strategy Investment Division....................... 2011      8.95         7.40       0.00

MetLife Aggressive Strategy Investment Division (formerly MetLife
  Aggressive Allocation Investment Division)/(e)(l)/.................. 2005      9.99        10.77       0.00
                                                                       2006     10.77        11.68       0.00
                                                                       2007     11.68        11.29       0.00
                                                                       2008     11.29         6.30       0.00
                                                                       2009      6.30         7.76       0.00
                                                                       2010      7.76         8.41       0.00
                                                                       2011      8.41         8.97       0.00

MetLife Conservative Allocation Investment Division/(e)/.............. 2005      9.99         9.95       0.00
                                                                       2006      9.95        10.00       0.00
                                                                       2007     10.00         9.88       0.00
                                                                       2008      9.88         7.93       0.00
                                                                       2009      7.93         8.94       0.00
                                                                       2010      8.94         9.22       0.00
                                                                       2011      9.22         8.92       0.00

MetLife Conservative to Moderate Allocation Investment Division/(e)/.. 2005      9.99        10.16       0.00
                                                                       2006     10.16        10.45       0.00
                                                                       2007     10.45        10.26       0.00
                                                                       2008     10.26         7.53       0.00
                                                                       2009      7.53         8.72       0.00
                                                                       2010      8.72         9.11       0.00
                                                                       2011      9.11         8.63       0.00

MetLife Mid Cap Stock Index Investment Division/(a)/.................. 2003      9.80        10.39       0.00
                                                                       2004     10.39        11.27       0.00
                                                                       2005     11.27        11.82       0.00
                                                                       2006     11.82        12.17       0.00
                                                                       2007     12.17        12.25       0.00
                                                                       2008     12.25         7.30       0.00
                                                                       2009      7.30         9.35       0.00
                                                                       2010      9.35        11.04       0.00
                                                                       2011     11.04        10.12       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                 6% AIR, 0.95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                    INVESTMENT DIVISION                      YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

MetLife Moderate Allocation Investment Division/(e)/........ 2005   $  9.99     $  10.38       0.00
                                                             2006     10.38        10.88       0.00
                                                             2007     10.88        10.63       0.00
                                                             2008     10.63         7.11       0.00
                                                             2009      7.11         8.42       0.00
                                                             2010      8.42         8.93       0.00
                                                             2011      8.93         8.25       0.00

MetLife Moderate to Aggressive Allocation Investment
  Division/(e)/............................................. 2005      9.99        10.60       0.00
                                                             2006     10.60        11.35       0.00
                                                             2007     11.35        11.04       0.00
                                                             2008     11.04         6.70       0.00
                                                             2009      6.70         8.11       0.00
                                                             2010      8.11         8.71       0.00
                                                             2011      8.71         7.85       0.00

MetLife Stock Index Investment Division/(a)/................ 2003      9.82        10.49       0.00
                                                             2004     10.49        10.83       0.00
                                                             2005     10.83        10.59       0.00
                                                             2006     10.59        11.43       0.00
                                                             2007     11.43        11.24       0.00
                                                             2008     11.24         6.60       0.00
                                                             2009      6.60         7.79       0.00
                                                             2010      7.79         8.36       0.00
                                                             2011      8.36         7.96       0.00

MFS(R) Research International Investment Division/(a)/...... 2003      9.99        10.85       0.00
                                                             2004     10.85        12.13       0.00
                                                             2005     12.13        13.24       0.00
                                                             2006     13.24        15.71       0.00
                                                             2007     15.71        16.67       0.00
                                                             2008     16.67         8.99       0.00
                                                             2009      8.99        11.09       0.00
                                                             2010     11.09        11.57       0.00
                                                             2011     11.57         9.69       0.00

MFS(R) Total Return Investment Division/(b)/................ 2004     10.00        10.54       0.00
                                                             2005     10.54        10.16       0.00
                                                             2006     10.16        10.66       0.00
                                                             2007     10.66        10.39       0.00
                                                             2008     10.39         7.56       0.00
                                                             2009      7.56         8.38       0.00
                                                             2010      8.38         8.62       0.00
                                                             2011      8.62         8.25       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                 6% AIR, 0.95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                    INVESTMENT DIVISION                      YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

MFS(R) Value Investment Division/(a)/....................... 2003   $  9.88     $  10.52       0.00
                                                             2004     10.52        10.95       0.00
                                                             2005     10.95        10.09       0.00
                                                             2006     10.09        11.14       0.00
                                                             2007     11.14        10.02       0.00
                                                             2008     10.02         6.22       0.00
                                                             2009      6.22         7.03       0.00
                                                             2010      7.03         7.32       0.00
                                                             2011      7.32         6.90       0.00

Morgan Stanley EAFE(R) Index Investment Division/(a)/....... 2003      9.94        10.87       0.00
                                                             2004     10.87        12.15       0.00
                                                             2005     12.15        12.86       0.00
                                                             2006     12.86        15.12       0.00
                                                             2007     15.12        15.65       0.00
                                                             2008     15.65         8.47       0.00
                                                             2009      8.47        10.18       0.00
                                                             2010     10.18        10.29       0.00
                                                             2011     10.29         8.42       0.00

Morgan Stanley Mid Cap Growth Investment Division/(j)/...... 2010      6.64         7.45       0.00
                                                             2011      7.45         6.50       0.00

Morgan Stanley Mid Cap Growth Investment Division (formerly
  FI Mid Cap Opportunities Investment Division/(a)/)........ 2003      9.80        10.22       0.00
                                                             2004     10.22        11.19       0.00
                                                             2005     11.19        11.18       0.00
                                                             2006     11.18        11.69       0.00
                                                             2007     11.69        11.83       0.00
                                                             2008     11.83         4.94       0.00
                                                             2009      4.94         6.18       0.00
                                                             2010      6.18         6.58       0.00

Neuberger Berman Genesis Investment Division/(a)/........... 2003      9.69        10.86       0.00
                                                             2004     10.86        11.70       0.00
                                                             2005     11.70        11.39       0.00
                                                             2006     11.39        12.43       0.00
                                                             2007     12.43        11.21       0.00
                                                             2008     11.21         6.45       0.00
                                                             2009      6.45         6.82       0.00
                                                             2010      6.82         7.75       0.00
                                                             2011      7.75         7.66       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                 6% AIR, 0.95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                    INVESTMENT DIVISION                      YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

Neuberger Berman Mid Cap Value Investment Division/(a)/..... 2003   $  9.82     $  10.56       0.00
                                                             2004     10.56        12.13       0.00
                                                             2005     12.13        12.72       0.00
                                                             2006     12.72        13.26       0.00
                                                             2007     13.26        12.81       0.00
                                                             2008     12.81         6.30       0.00
                                                             2009      6.30         8.72       0.00
                                                             2010      8.72        10.29       0.00
                                                             2011     10.29         9.00       0.00

Oppenheimer Capital Appreciation Investment Division/(e)/... 2005      8.18         8.59       0.00
                                                             2006      8.59         8.66       0.00
                                                             2007      8.66         9.25       0.00
                                                             2008      9.25         4.68       0.00
                                                             2009      4.68         6.31       0.00
                                                             2010      6.31         6.46       0.00
                                                             2011      6.46         5.98       0.00

Oppenheimer Global Equity Investment Division/(a)/.......... 2003      9.94        10.74       0.00
                                                             2004     10.74        11.68       0.00
                                                             2005     11.68        12.69       0.00
                                                             2006     12.69        13.83       0.00
                                                             2007     13.83        13.76       0.00
                                                             2008     13.76         7.66       0.00
                                                             2009      7.66        10.05       0.00
                                                             2010     10.05        10.92       0.00
                                                             2011     10.92         9.36       0.00

PIMCO Inflation Protected Bond Investment Division/(f)/..... 2006     11.22        10.94       0.00
                                                             2007     10.94        11.35       0.00
                                                             2008     11.35         9.91       0.00
                                                             2009      9.91        10.96       0.00
                                                             2010     10.96        11.06       0.00
                                                             2011     11.06        11.52       0.00

PIMCO Total Return Investment Division/(a)/................. 2003     10.01        10.02       0.00
                                                             2004     10.02         9.85       0.00
                                                             2005      9.85         9.44       0.00
                                                             2006      9.44         9.24       0.00
                                                             2007      9.24         9.31       0.00
                                                             2008      9.31         8.76       0.00
                                                             2009      8.76         9.69       0.00
                                                             2010      9.69         9.82       0.00
                                                             2011      9.82         9.49       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                 6% AIR, 0.95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                    INVESTMENT DIVISION                      YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

RCM Technology Investment Division/(a)/..................... 2003   $  9.57      $  9.97       0.00
                                                             2004      9.97         8.91       0.00
                                                             2005      8.91         9.28       0.00
                                                             2006      9.28         9.15       0.00
                                                             2007      9.15        11.25       0.00
                                                             2008     11.25         5.86       0.00
                                                             2009      5.86         8.71       0.00
                                                             2010      8.71        10.45       0.00
                                                             2011     10.45         8.81       0.00

Russell 2000(R) Index Investment Division/(a)/.............. 2003      9.76        10.43       0.00
                                                             2004     10.43        11.48       0.00
                                                             2005     11.48        11.21       0.00
                                                             2006     11.21        12.36       0.00
                                                             2007     12.36        11.38       0.00
                                                             2008     11.38         7.07       0.00
                                                             2009      7.07         8.32       0.00
                                                             2010      8.32         9.87       0.00
                                                             2011      9.87         8.85       0.00

SSgA Growth and Income ETF Investment Division/(f)/......... 2006     10.54        10.82       0.00
                                                             2007     10.82        10.69       0.00
                                                             2008     10.69         7.50       0.00
                                                             2009      7.50         8.76       0.00
                                                             2010      8.76         9.22       0.00
                                                             2011      9.22         8.73       0.00

SSgA Growth ETF Investment Division/(f)/.................... 2006     10.75        11.07       0.00
                                                             2007     11.07        10.95       0.00
                                                             2008     10.95         6.87       0.00
                                                             2009      6.87         8.32       0.00
                                                             2010      8.32         8.89       0.00
                                                             2011      8.89         8.15       0.00

T. Rowe Price Large Cap Growth Investment Division/(a)/..... 2003      9.82        10.52       0.00
                                                             2004     10.52        10.81       0.00
                                                             2005     10.81        10.77       0.00
                                                             2006     10.77        11.40       0.00
                                                             2007     11.40        11.65       0.00
                                                             2008     11.65         6.32       0.00
                                                             2009      6.32         8.48       0.00
                                                             2010      8.48         9.27       0.00
                                                             2011      9.27         8.57       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                 6% AIR, 0.95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                    INVESTMENT DIVISION                      YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

T. Rowe Price Mid Cap Growth Investment Division/(a)/....... 2003   $  9.73     $  10.30       0.00
                                                             2004     10.30        11.37       0.00
                                                             2005     11.37        12.21       0.00
                                                             2006     12.21        12.16       0.00
                                                             2007     12.16        13.39       0.00
                                                             2008     13.39         7.55       0.00
                                                             2009      7.55        10.30       0.00
                                                             2010     10.30        12.32       0.00
                                                             2011     12.32        11.36       0.00

T. Rowe Price Small Cap Growth Investment Division/(a)/..... 2003      9.75        10.22       0.00
                                                             2004     10.22        10.60       0.00
                                                             2005     10.60        11.00       0.00
                                                             2006     11.00        10.68       0.00
                                                             2007     10.68        10.96       0.00
                                                             2008     10.96         6.53       0.00
                                                             2009      6.53         8.49       0.00
                                                             2010      8.49        10.70       0.00
                                                             2011     10.70        10.18       0.00

Western Asset Management Strategic Bond Opportunities
  Investment Division/(a)/.................................. 2003      9.99        10.10       0.00
                                                             2004     10.10        10.06       0.00
                                                             2005     10.06         9.67       0.00
                                                             2006      9.67         9.49       0.00
                                                             2007      9.49         9.23       0.00
                                                             2008      9.23         7.33       0.00
                                                             2009      7.33         9.05       0.00
                                                             2010      9.05         9.54       0.00
                                                             2011      9.54         9.46       0.00

Western Asset Management U.S. Government Investment
  Division/(a)/............................................. 2003     10.01         9.98       0.00
                                                             2004      9.98         9.60       0.00
                                                             2005      9.60         9.13       0.00
                                                             2006      9.13         8.89       0.00
                                                             2007      8.89         8.67       0.00
                                                             2008      8.67         8.07       0.00
                                                             2009      8.07         7.87       0.00
                                                             2010      7.87         7.78       0.00
                                                             2011      7.78         7.67       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                4% AIR, 0.75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------
                                                                BEGINNING OF END OF YEAR   NUMBER OF
                                                                YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                   INVESTMENT DIVISION                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------

American Funds(R) Balanced Allocation Investment Division
  (Class B)/(h)/.......................................... 2008   $  1.00      $  0.68       0.00
                                                           2009      0.68         0.85       0.00
                                                           2010      0.85         0.91       0.00
                                                           2011      0.91         0.85       0.00

American Funds Bond Investment Division (Class 2)/(f)/.... 2006     15.71        16.14       0.00
                                                           2007     16.14        15.91       0.00
                                                           2008     15.91        13.76       0.00
                                                           2009     13.76        14.79       0.00
                                                           2010     14.79        15.03       0.00
                                                           2011     15.03        15.22       0.00

American Funds Global Small Capitalization Investment
  Division (Class 2)/(a)/................................. 2003     10.00        10.39       0.00
                                                           2004     10.39        11.99       0.00
                                                           2005     11.99        14.34       0.00
                                                           2006     14.34        16.98       0.00
                                                           2007     16.98        19.68       0.00
                                                           2008     19.68         8.72       0.00
                                                           2009      8.72        13.43       0.00
                                                           2010     13.43        15.69       0.00
                                                           2011     15.69        12.11       0.00

American Funds(R) Growth Allocation Investment Division
  (Class B)/(h)/.......................................... 2008      1.00         0.62       0.00
                                                           2009      0.62         0.80       0.00
                                                           2010      0.80         0.87       0.00
                                                           2011      0.87         0.79       0.00

American Funds Growth Investment Division (Class 2)/(a)/.. 2003     10.00        10.39       0.00
                                                           2004     10.39        11.16       0.00
                                                           2005     11.16        12.37       0.00
                                                           2006     12.37        13.02       0.00
                                                           2007     13.02        13.96       0.00
                                                           2008     13.96         7.46       0.00
                                                           2009      7.46         9.93       0.00
                                                           2010      9.93        11.24       0.00
                                                           2011     11.24        10.27       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                4% AIR, 0.75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------
                                                                BEGINNING OF END OF YEAR   NUMBER OF
                                                                YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                   INVESTMENT DIVISION                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------

American Funds Growth-Income Investment Division
  (Class 2)/(a)/.......................................... 2003   $  10.00    $  10.56       0.00
                                                           2004      10.56       11.12       0.00
                                                           2005      11.12       11.24       0.00
                                                           2006      11.24       12.35       0.00
                                                           2007      12.35       12.38       0.00
                                                           2008      12.38        7.34       0.00
                                                           2009       7.34        9.20       0.00
                                                           2010       9.20        9.78       0.00
                                                           2011       9.78        9.16       0.00

American Funds(R) Moderate Allocation Investment Division
  (Class B)/(h)/.......................................... 2008       1.00        0.75       0.00
                                                           2009       0.75        0.88       0.00
                                                           2010       0.88        0.93       0.00
                                                           2011       0.93        0.89       0.00

Artio International Stock Investment Division............. 2003      10.00       10.79       0.00
                                                           2004      10.79       12.17       0.00
                                                           2005      12.17       13.71       0.00
                                                           2006      13.71       15.25       0.00
                                                           2007      15.25       16.05       0.00
                                                           2008      16.05        8.56       0.00
                                                           2009       8.56        9.98       0.00
                                                           2010       9.98       10.21       0.00
                                                           2011      10.21        7.81       0.00

Barclays Capital Aggregate Bond Index Investment
  Division/(a)/........................................... 2003      10.00       10.03       0.00
                                                           2004      10.03        9.96       0.00
                                                           2005       9.96        9.70       0.00
                                                           2006       9.70        9.64       0.00
                                                           2007       9.64        9.83       0.00
                                                           2008       9.83        9.95       0.00
                                                           2009       9.95        9.98       0.00
                                                           2010       9.98       10.10       0.00
                                                           2011      10.10       10.37       0.00

BlackRock Aggressive Growth Investment Division/(a)/...... 2003      10.00       10.24       0.00
                                                           2004      10.24       11.04       0.00
                                                           2005      11.04       11.67       0.00
                                                           2006      11.67       11.89       0.00
                                                           2007      11.89       13.68       0.00
                                                           2008      13.68        7.08       0.00
                                                           2009       7.08       10.10       0.00
                                                           2010      10.10       11.12       0.00
                                                           2011      11.12       10.29       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                            4% AIR, 0.75% SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------------------------------
                                                         BEGINNING OF END OF YEAR   NUMBER OF
                                                         YEAR ANNUITY   ANNUITY   ANNUITY UNITS
               INVESTMENT DIVISION                  YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-----------------------------------------------------------------------------------------------

BlackRock Bond Income Investment Division/(a)/..... 2003   $  10.00    $  10.06       0.00
                                                    2004      10.06       10.03       0.00
                                                    2005      10.03        9.80       0.00
                                                    2006       9.80        9.77       0.00
                                                    2007       9.77        9.91       0.00
                                                    2008       9.91        9.13       0.00
                                                    2009       9.13        9.54       0.00
                                                    2010       9.54        9.86       0.00
                                                    2011       9.86       10.03       0.00

BlackRock Diversified Investment Division/(a)/..... 2003      10.00       10.32       0.00
                                                    2004      10.32       10.69       0.00
                                                    2005      10.69       10.51       0.00
                                                    2006      10.51       11.09       0.00
                                                    2007      11.09       11.20       0.00
                                                    2008      11.20        8.04       0.00
                                                    2009       8.04        9.00       0.00
                                                    2010       9.00        9.42       0.00
                                                    2011       9.42        9.33       0.00

BlackRock Large Cap Core Investment Division*/(g)/. 2007      12.29       12.14       0.00
                                                    2008      12.14        7.28       0.00
                                                    2009       7.28        8.30       0.00
                                                    2010       8.30        8.93       0.00
                                                    2011       8.93        8.57       0.00

Black Rock Large Cap Investment Division/(a)(g)/... 2003      10.00       10.47       0.00
                                                    2004      10.47       11.08       0.00
                                                    2005      11.08       10.96       0.00
                                                    2006      10.96       11.93       0.00
                                                    2007      11.93       12.39       0.00

BlackRock Large Cap Value Investment Division/(b)/. 2004      10.00       10.90       0.00
                                                    2005      10.90       11.03       0.00
                                                    2006      11.03       12.56       0.00
                                                    2007      12.56       12.39       0.00
                                                    2008      12.39        7.70       0.00
                                                    2009       7.70        8.17       0.00
                                                    2010       8.17        8.52       0.00
                                                    2011       8.52        8.32       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                              4% AIR, 0.75% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------
                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                 INVESTMENT DIVISION                   YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------

BlackRock Legacy Large Cap Growth Investment
  Division/(b)/....................................... 2004   $  10.00    $  10.82       0.00
                                                       2005      10.82       11.06       0.00
                                                       2006      11.06       10.99       0.00
                                                       2007      10.99       12.45       0.00
                                                       2008      12.45        7.54       0.00
                                                       2009       7.54        9.84       0.00
                                                       2010       9.84       11.26       0.00
                                                       2011      11.26        9.78       0.00

BlackRock Legacy Large Cap Growth Investment Division
  (formerly FI Large Cap Investment Division)/(i)/.... 2006      18.64       18.45       0.00
                                                       2007      18.45       18.30       0.00
                                                       2008      18.30        9.63       0.00
                                                       2009       9.63        9.94       0.00

Clarion Global Real Estate Investment Division/(b)/... 2004      10.00        2.07       0.00
                                                       2005       2.07        2.25       0.00
                                                       2006       2.25        2.96       0.00
                                                       2007       2.96        2.40       0.00
                                                       2008       2.40        1.34       0.00
                                                       2009       1.34        1.73       0.00
                                                       2010       1.73        1.92       0.00
                                                       2011       1.92        1.73       0.00

Davis Venture Value Investment Division/(a)/.......... 2003      10.00       10.64       0.00
                                                       2004      10.64       11.41       0.00
                                                       2005      11.41       12.01       0.00
                                                       2006      12.01       13.14       0.00
                                                       2007      13.14       13.11       0.00
                                                       2008      13.11        7.59       0.00
                                                       2009       7.59        9.56       0.00
                                                       2010       9.56       10.22       0.00
                                                       2011      10.22        9.36       0.00

FI Value Leaders Investment Division/(b)/............. 2004      10.00       11.14       0.00
                                                       2005      11.14       11.77       0.00
                                                       2006      11.77       12.58       0.00
                                                       2007      12.58       12.51       0.00
                                                       2008      12.51        7.29       0.00
                                                       2009       7.29        8.47       0.00
                                                       2010       8.47        9.27       0.00
                                                       2011       9.27        8.30       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                               4% AIR, 0.75% SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------------------------------------
                                                               BEGINNING OF END OF YEAR   NUMBER OF
                                                               YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                  INVESTMENT DIVISION                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-----------------------------------------------------------------------------------------------------

Harris Oakmark International Investment Division/(b)/.... 2004   $  10.00    $  11.41       0.00
                                                          2005      11.41       12.46       0.00
                                                          2006      12.46       15.37       0.00
                                                          2007      15.37       14.54       0.00
                                                          2008      14.54        8.22       0.00
                                                          2009       8.22       12.20       0.00
                                                          2010      12.20       13.59       0.00
                                                          2011      13.59       11.15       0.00

Invesco Small Cap Growth Investment Division/(b)/........ 2004      10.00       10.59       0.00
                                                          2005      10.59       10.97       0.00
                                                          2006      10.97       11.93       0.00
                                                          2007      11.93       12.68       0.00
                                                          2008      12.68        7.43       0.00
                                                          2009       7.43        9.52       0.00
                                                          2010       9.52       11.49       0.00
                                                          2011      11.49       10.87       0.00

Janus Forty Investment Division/(h)/..................... 2008     323.07      173.16       0.00
                                                          2009     173.16      236.68       0.00
                                                          2010     236.68      247.75       0.00
                                                          2011     247.75      219.16       0.00

Jennison Growth Investment Division/(c)/................. 2005       9.32       10.97       0.00
                                                          2006      10.97       10.76       0.00
                                                          2007      10.76       11.47       0.00
                                                          2008      11.47        6.96       0.00
                                                          2009       6.96        9.30       0.00
                                                          2010       9.30        9.90       0.00
                                                          2011       9.90        9.50       0.00

Jennison Growth Investment Division (formerly Met/Putnam
  Voyager Investment Division)/(a)(c)/................... 2003      10.00       10.19       0.00
                                                          2004      10.19       10.21       0.00
                                                          2005      10.21        9.21       0.00

Lazard Mid Cap Investment Division/(b)/.................. 2004      10.00       10.68       0.00
                                                          2005      10.68       11.05       0.00
                                                          2006      11.05       12.11       0.00
                                                          2007      12.11       11.27       0.00
                                                          2008      11.27        6.65       0.00
                                                          2009       6.65        8.71       0.00
                                                          2010       8.71       10.24       0.00
                                                          2011      10.24        9.27       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                               4% AIR, 0.75% SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------------------------------------------
                                                              BEGINNING OF END OF YEAR   NUMBER OF
                                                              YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                  INVESTMENT DIVISION                    YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
----------------------------------------------------------------------------------------------------

Legg Mason ClearBridge Aggressive Growth Investment
  Division/(a)/......................................... 2003   $  10.00    $  10.33       0.00
                                                         2004      10.33       10.73       0.00
                                                         2005      10.73       11.66       0.00
                                                         2006      11.66       10.95       0.00
                                                         2007      10.95       10.72       0.00
                                                         2008      10.72        6.24       0.00
                                                         2009       6.24        7.95       0.00
                                                         2010       7.95        9.41       0.00
                                                         2011       9.41        9.30       0.00

Legg Mason ClearBridge Aggressive Growth Investment
  Division (formerly Legg Mason Value Equity Investment
  Division)/(k)/........................................ 2006      11.78       12.37       0.00
                                                         2007      12.37       11.13       0.00
                                                         2008      11.13        4.84       0.00
                                                         2009       4.84        6.36       0.00
                                                         2010       6.36        6.55       0.00
                                                         2011       6.55        6.89       0.00

Legg Mason ClearBridge Aggressive Growth Investment
  Division (formerly Legg Mason Value Equity Investment
  Division (formerly MFS(R) Investors Trust Investment
  Division))/(a)(d)/.................................... 2003      10.00       10.50       0.00
                                                         2004      10.50       11.16       0.00
                                                         2005      11.16       11.43       0.00
                                                         2006      11.43       11.84       0.00

Loomis Sayles Small Cap Core Investment Division/(a)/... 2003      10.00       10.17       0.00
                                                         2004      10.17       11.30       0.00
                                                         2005      11.30       11.53       0.00
                                                         2006      11.53       12.84       0.00
                                                         2007      12.84       13.71       0.00
                                                         2008      13.71        8.39       0.00
                                                         2009       8.39       10.43       0.00
                                                         2010      10.43       12.69       0.00
                                                         2011      12.69       12.19       0.00

Loomis Sayles Small Cap Growth Investment Division/(a)/. 2003      10.00       10.40       0.00
                                                         2004      10.40       11.06       0.00
                                                         2005      11.06       11.04       0.00
                                                         2006      11.04       11.60       0.00
                                                         2007      11.60       11.57       0.00
                                                         2008      11.57        6.49       0.00
                                                         2009       6.49        8.05       0.00
                                                         2010       8.05       10.12       0.00
                                                         2011      10.12        9.95       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                               4% AIR, 0.75% SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------------------------------------------
                                                              BEGINNING OF END OF YEAR   NUMBER OF
                                                              YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                  INVESTMENT DIVISION                    YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
----------------------------------------------------------------------------------------------------

Lord Abbett Bond Debenture Investment Division/(a)/..... 2003   $  10.00    $  10.26       0.00
                                                         2004      10.26       10.62       0.00
                                                         2005      10.62       10.32       0.00
                                                         2006      10.32       10.77       0.00
                                                         2007      10.77       10.98       0.00
                                                         2008      10.98        8.55       0.00
                                                         2009       8.55       11.19       0.00
                                                         2010      11.19       12.08       0.00
                                                         2011      12.08       12.09       0.00

Met/Artisan Mid Cap Value Investment Division/(a)/...... 2003      10.00       10.79       0.00
                                                         2004      10.79       11.32       0.00
                                                         2005      11.32       11.88       0.00
                                                         2006      11.88       12.75       0.00
                                                         2007      12.75       11.33       0.00
                                                         2008      11.33        5.84       0.00
                                                         2009       5.84        7.89       0.00
                                                         2010       7.89        8.66       0.00
                                                         2011       8.66        8.83       0.00

Met/Franklin Income Investment Division (Class B)/(h)/.. 2008       0.99        0.78       0.00
                                                         2009       0.78        0.95       0.00
                                                         2010       0.95        1.01       0.00
                                                         2011       1.01        0.99       0.00

Met/Franklin Mutual Shares Investment Division
  (Class B)/(h)/........................................ 2008       0.99        0.64       0.00
                                                         2009       0.64        0.76       0.00
                                                         2010       0.76        0.81       0.00
                                                         2011       0.81        0.77       0.00

Met/Franklin Templeton Founding Strategy Investment
  Division (Class B)/(h)/............................... 2008       0.99        0.68       0.00
                                                         2009       0.68        0.84       0.00
                                                         2010       0.84        0.88       0.00
                                                         2011       0.88        0.83       0.00

Met/Templeton Growth Investment Division (Class B)/(h)/. 2008       0.99        0.64       0.00
                                                         2009       0.64        0.81       0.00
                                                         2010       0.81        0.83       0.00
                                                         2011       0.83        0.74       0.00

MetLife Aggressive Strategy Investment Division......... 2011      10.15        8.52       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                 4% AIR, 0.75% SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------------------------------------
                                                                   BEGINNING OF END OF YEAR   NUMBER OF
                                                                   YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                    INVESTMENT DIVISION                       YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
---------------------------------------------------------------------------------------------------------

MetLife Aggressive Strategy Investment Division (formerly
  MetLife Aggressive Allocation Investment Division)/(e)(l)/. 2005   $  9.99     $  10.92       0.00
                                                              2006     10.92        12.10       0.00
                                                              2007     12.10        11.94       0.00
                                                              2008     11.94         6.80       0.00
                                                              2009      6.80         8.57       0.00
                                                              2010      8.57         9.47       0.00
                                                              2011      9.47        10.18       0.00

MetLife Conservative Allocation Investment Division/(e)/..... 2005      9.99        10.09       0.00
                                                              2006     10.09        10.36       0.00
                                                              2007     10.36        10.45       0.00
                                                              2008     10.45         8.56       0.00
                                                              2009      8.56         9.87       0.00
                                                              2010      9.87        10.39       0.00
                                                              2011     10.39        10.27       0.00

MetLife Conservative to Moderate Allocation Investment
  Division/(e)/.............................................. 2005      9.99        10.31       0.00
                                                              2006     10.31        10.82       0.00
                                                              2007     10.82        10.85       0.00
                                                              2008     10.85         8.13       0.00
                                                              2009      8.13         9.63       0.00
                                                              2010      9.63        10.27       0.00
                                                              2011     10.27         9.93       0.00

MetLife Mid Cap Stock Index Investment Division/(a)/......... 2003     10.00        10.43       0.00
                                                              2004     10.43        11.55       0.00
                                                              2005     11.55        12.37       0.00
                                                              2006     12.37        13.00       0.00
                                                              2007     13.00        13.37       0.00
                                                              2008     13.37         8.14       0.00
                                                              2009      8.14        10.65       0.00
                                                              2010     10.65        12.83       0.00
                                                              2011     12.83        12.02       0.00

MetLife Moderate Allocation Investment Division/(e)/......... 2005      9.99        10.53       0.00
                                                              2006     10.53        11.27       0.00
                                                              2007     11.27        11.24       0.00
                                                              2008     11.24         7.68       0.00
                                                              2009      7.68         9.29       0.00
                                                              2010      9.29        10.07       0.00
                                                              2011     10.07         9.50       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                              4% AIR, 0.75% SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------------------------------
                                                             BEGINNING OF END OF YEAR   NUMBER OF
                                                             YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                 INVESTMENT DIVISION                    YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
---------------------------------------------------------------------------------------------------

MetLife Moderate to Aggressive Allocation Investment
  Division/(e)/........................................ 2005   $  9.99     $  10.75       0.00
                                                        2006     10.75        11.75       0.00
                                                        2007     11.75        11.67       0.00
                                                        2008     11.67         7.24       0.00
                                                        2009      7.24         8.95       0.00
                                                        2010      8.95         9.81       0.00
                                                        2011      9.81         9.03       0.00

MetLife Stock Index Investment Division/(a)/........... 2003     10.00        10.53       0.00
                                                        2004     10.53        11.10       0.00
                                                        2005     11.10        11.09       0.00
                                                        2006     11.09        12.22       0.00
                                                        2007     12.22        12.27       0.00
                                                        2008     12.27         7.36       0.00
                                                        2009      7.36         8.87       0.00
                                                        2010      8.87         9.72       0.00
                                                        2011      9.72         9.45       0.00

MFS(R) Research International Investment Division/(a)/. 2003     10.00        10.88       0.00
                                                        2004     10.88        12.44       0.00
                                                        2005     12.44        13.86       0.00
                                                        2006     13.86        16.79       0.00
                                                        2007     16.79        18.20       0.00
                                                        2008     18.20        10.03       0.00
                                                        2009     10.03        12.63       0.00
                                                        2010     12.63        13.46       0.00
                                                        2011     13.46        11.50       0.00

MFS(R) Total Return Investment Division/(b)/........... 2004     10.00        10.69       0.00
                                                        2005     10.69        10.53       0.00
                                                        2006     10.53        11.27       0.00
                                                        2007     11.27        11.23       0.00
                                                        2008     11.23         8.34       0.00
                                                        2009      8.34         9.44       0.00
                                                        2010      9.44         9.92       0.00
                                                        2011      9.92         9.69       0.00

MFS(R) Value Investment Division/(a)/.................. 2003     10.00        10.56       0.00
                                                        2004     10.56        11.22       0.00
                                                        2005     11.22        10.57       0.00
                                                        2006     10.57        11.91       0.00
                                                        2007     11.91        10.93       0.00
                                                        2008     10.93         6.94       0.00
                                                        2009      6.94         8.00       0.00
                                                        2010      8.00         8.51       0.00
                                                        2011      8.51         8.19       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                               4% AIR, 0.75% SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------------------------------------------
                                                              BEGINNING OF END OF YEAR   NUMBER OF
                                                              YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                  INVESTMENT DIVISION                    YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
----------------------------------------------------------------------------------------------------

Morgan Stanley EAFE(R) Index Investment Division/(a)/... 2003   $  10.00    $  10.91       0.00
                                                         2004      10.91       12.46       0.00
                                                         2005      12.46       13.46       0.00
                                                         2006      13.46       16.16       0.00
                                                         2007      16.16       17.08       0.00
                                                         2008      17.08        9.44       0.00
                                                         2009       9.44       11.59       0.00
                                                         2010      11.59       11.97       0.00
                                                         2011      11.97       10.00       0.00

Morgan Stanley Mid Cap Growth Investment Division/(j)/.. 2010       7.62        8.67       0.00
                                                         2011       8.67        7.72       0.00

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment
  Division/(a)/)........................................ 2003      10.00       10.25       0.00
                                                         2004      10.25       11.47       0.00
                                                         2005      11.47       11.70       0.00
                                                         2006      11.70       12.50       0.00
                                                         2007      12.50       12.92       0.00
                                                         2008      12.92        5.51       0.00
                                                         2009       5.51        7.04       0.00
                                                         2010       7.04        7.54       0.00

Neuberger Berman Genesis Investment Division/(a)/....... 2003      10.00       10.89       0.00
                                                         2004      10.89       11.99       0.00
                                                         2005      11.99       11.92       0.00
                                                         2006      11.92       13.28       0.00
                                                         2007      13.28       12.24       0.00
                                                         2008      12.24        7.19       0.00
                                                         2009       7.19        7.77       0.00
                                                         2010       7.77        9.01       0.00
                                                         2011       9.01        9.10       0.00

Neuberger Berman Mid Cap Value Investment Division/(a)/. 2003      10.00       10.60       0.00
                                                         2004      10.60       12.43       0.00
                                                         2005      12.43       13.32       0.00
                                                         2006      13.32       14.17       0.00
                                                         2007      14.17       13.98       0.00
                                                         2008      13.98        7.02       0.00
                                                         2009       7.02        9.93       0.00
                                                         2010       9.93       11.97       0.00
                                                         2011      11.97       10.69       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                4% AIR, 0.75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------
                                                                BEGINNING OF END OF YEAR   NUMBER OF
                                                                YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                   INVESTMENT DIVISION                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------

Oppenheimer Capital Appreciation Investment Division/(e)/. 2005   $  8.25      $  8.79       0.00
                                                           2006      8.79         9.04       0.00
                                                           2007      9.04         9.87       0.00
                                                           2008      9.87         5.10       0.00
                                                           2009      5.10         7.02       0.00
                                                           2010      7.02         7.35       0.00
                                                           2011      7.35         6.94       0.00

Oppenheimer Global Equity Investment Division/(a)/........ 2003     10.00        10.78       0.00
                                                           2004     10.78        11.97       0.00
                                                           2005     11.97        13.28       0.00
                                                           2006     13.28        14.78       0.00
                                                           2007     14.78        15.02       0.00
                                                           2008     15.02         8.54       0.00
                                                           2009      8.54        11.44       0.00
                                                           2010     11.44        12.69       0.00
                                                           2011     12.69        11.12       0.00

PIMCO Inflation Protected Bond Investment Division/(f)/... 2006     11.29        11.16       0.00
                                                           2007     11.16        11.83       0.00
                                                           2008     11.83        10.54       0.00
                                                           2009     10.54        11.91       0.00
                                                           2010     11.91        12.28       0.00
                                                           2011     12.28        13.06       0.00

PIMCO Total Return Investment Division/(a)/............... 2003     10.00        10.06       0.00
                                                           2004     10.06        10.10       0.00
                                                           2005     10.10         9.88       0.00
                                                           2006      9.88         9.88       0.00
                                                           2007      9.88        10.17       0.00
                                                           2008     10.17         9.76       0.00
                                                           2009      9.76        11.03       0.00
                                                           2010     11.03        11.42       0.00
                                                           2011     11.42        11.27       0.00

RCM Technology Investment Division/(a)/................... 2003     10.00        10.00       0.00
                                                           2004     10.00         9.13       0.00
                                                           2005      9.13         9.71       0.00
                                                           2006      9.71         9.77       0.00
                                                           2007      9.77        12.28       0.00
                                                           2008     12.28         6.53       0.00
                                                           2009      6.53         9.92       0.00
                                                           2010      9.92        12.15       0.00
                                                           2011     12.15        10.46       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                               4% AIR, 0.75% SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------------------------------------------
                                                              BEGINNING OF END OF YEAR   NUMBER OF
                                                              YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                  INVESTMENT DIVISION                    YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
----------------------------------------------------------------------------------------------------

Russell 2000(R) Index Investment Division/(a)/.......... 2003   $  10.00    $  10.47       0.00
                                                         2004      10.47       11.77       0.00
                                                         2005      11.77       11.74       0.00
                                                         2006      11.74       13.22       0.00
                                                         2007      13.22       12.42       0.00
                                                         2008      12.42        7.88       0.00
                                                         2009       7.88        9.48       0.00
                                                         2010       9.48       11.48       0.00
                                                         2011      11.48       10.51       0.00

SSgA Growth and Income ETF Investment Division/(f)/..... 2006      10.56       10.99       0.00
                                                         2007      10.99       11.09       0.00
                                                         2008      11.09        7.95       0.00
                                                         2009       7.95        9.48       0.00
                                                         2010       9.48       10.19       0.00
                                                         2011      10.19        9.85       0.00

SSgA Growth ETF Investment Division/(f)/................ 2006      10.76       11.24       0.00
                                                         2007      11.24       11.36       0.00
                                                         2008      11.36        7.28       0.00
                                                         2009       7.28        9.00       0.00
                                                         2010       9.00        9.82       0.00
                                                         2011       9.82        9.20       0.00

T. Rowe Price Large Cap Growth Investment Division/(a)/. 2003      10.00       10.56       0.00
                                                         2004      10.56       11.08       0.00
                                                         2005      11.08       11.27       0.00
                                                         2006      11.27       12.18       0.00
                                                         2007      12.18       12.72       0.00
                                                         2008      12.72        7.05       0.00
                                                         2009       7.05        9.65       0.00
                                                         2010       9.65       10.78       0.00
                                                         2011      10.78       10.18       0.00

T. Rowe Price Mid Cap Growth Investment Division/(a)/... 2003      10.00       10.34       0.00
                                                         2004      10.34       11.66       0.00
                                                         2005      11.66       12.78       0.00
                                                         2006      12.78       13.00       0.00
                                                         2007      13.00       14.62       0.00
                                                         2008      14.62        8.42       0.00
                                                         2009       8.42       11.72       0.00
                                                         2010      11.72       14.33       0.00
                                                         2011      14.33       13.49       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                4% AIR, 0.75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------
                                                                BEGINNING OF END OF YEAR   NUMBER OF
                                                                YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                   INVESTMENT DIVISION                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------

T. Rowe Price Small Cap Growth Investment Division/(a)/... 2003   $  10.00    $  10.25       0.00
                                                           2004      10.25       10.87       0.00
                                                           2005      10.87       11.51       0.00
                                                           2006      11.51       11.42       0.00
                                                           2007      11.42       11.97       0.00
                                                           2008      11.97        7.29       0.00
                                                           2009       7.29        9.67       0.00
                                                           2010       9.67       12.45       0.00
                                                           2011      12.45       12.09       0.00

Western Asset Management Strategic Bond Opportunities
  Investment Division/(a)/................................ 2003      10.00       10.13       0.00
                                                           2004      10.13       10.31       0.00
                                                           2005      10.31       10.12       0.00
                                                           2006      10.12       10.15       0.00
                                                           2007      10.15       10.07       0.00
                                                           2008      10.07        8.17       0.00
                                                           2009       8.17       10.31       0.00
                                                           2010      10.31       11.09       0.00
                                                           2011      11.09       11.24       0.00

Western Asset Management U.S. Government Investment
  Division/(a)/........................................... 2003      10.00       10.01       0.00
                                                           2004      10.01        9.84       0.00
                                                           2005       9.84        9.56       0.00
                                                           2006       9.56        9.50       0.00
                                                           2007       9.50        9.46       0.00
                                                           2008       9.46        9.00       0.00
                                                           2009       9.00        8.96       0.00
                                                           2010       8.96        9.05       0.00
                                                           2011       9.05        9.11       0.00

                                5% AIR, 0.75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------
                                                                BEGINNING OF END OF YEAR   NUMBER OF
                                                                YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                   INVESTMENT DIVISION                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------

American Funds(R) Balanced Allocation Investment Division
(Class B)/(h)/............................................ 2008    $  1.00     $  0.68       0.00
                                                           2009       0.68        0.83       0.00
                                                           2010       0.83        0.88       0.00
                                                           2011       0.88        0.82       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                               5% AIR, 0.75% SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------------------------------------
                                                               BEGINNING OF END OF YEAR   NUMBER OF
                                                               YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                  INVESTMENT DIVISION                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-----------------------------------------------------------------------------------------------------

American Funds Bond Investment Division (Class 2)/(f)/... 2006   $  15.71..  $  16.03..     0.00.....
                                                          2007      16.03       15.66       0.00
                                                          2008      15.66       13.41       0.00
                                                          2009      13.41       14.28       0.00
                                                          2010      14.28       14.37       0.00
                                                          2011      14.37       14.41       0.00

American Funds Global Small Capitalization Investment
Division (Class 2)/(a)/.................................. 2003      10.00..     10.37..     0.00.....
                                                          2004      10.37       11.85       0.00
                                                          2005      11.85       14.05       0.00
                                                          2006      14.05       16.48       0.00
                                                          2007      16.48       18.91       0.00
                                                          2008      18.91        8.30       0.00
                                                          2009       8.30       12.66       0.00
                                                          2010      12.66       14.65       0.00
                                                          2011      14.65       11.20       0.00

American Funds(R) Growth Allocation Investment Division
(Class B)/(h)/........................................... 2008       1.00..      0.62..     0.00.....
                                                          2009       0.62        0.78       0.00
                                                          2010       0.78        0.84       0.00
                                                          2011       0.84        0.76       0.00

American Funds Growth Investment Division (Class 2)/(a)/. 2003      10.00..     10.38..     0.00.....
                                                          2004      10.38       11.03       0.00
                                                          2005      11.03       12.12       0.00
                                                          2006      12.12       12.63       0.00
                                                          2007      12.63       13.41       0.00
                                                          2008      13.41        7.10       0.00
                                                          2009       7.10        9.36       0.00
                                                          2010       9.36       10.50       0.00
                                                          2011      10.50        9.50       0.00

American Funds Growth-Income Investment Division
(Class 2)/(a)/........................................... 2003      10.00..     10.54..     0.00.....
                                                          2004      10.54       11.00       0.00
                                                          2005      11.00       11.00       0.00
                                                          2006      11.00       11.99       0.00
                                                          2007      11.99       11.90       0.00
                                                          2008      11.90        6.99       0.00
                                                          2009       6.99        8.67       0.00
                                                          2010       8.67        9.13       0.00
                                                          2011       9.13        8.48       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                5% AIR, 0.75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------
                                                                BEGINNING OF END OF YEAR   NUMBER OF
                                                                YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                   INVESTMENT DIVISION                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------

American Funds(R) Moderate Allocation Investment Division
  (Class B)/(h)/.......................................... 2008   $  1.00      $  0.74       0.00
                                                           2009      0.74         0.87       0.00
                                                           2010      0.87         0.91       0.00
                                                           2011      0.91         0.86       0.00

Artio International Stock Investment Division............. 2003     10.00        10.78       0.00
                                                           2004     10.78        12.04       0.00
                                                           2005     12.04        13.43       0.00
                                                           2006     13.43        14.79       0.00
                                                           2007     14.79        15.42       0.00
                                                           2008     15.42         8.14       0.00
                                                           2009      8.14         9.40       0.00
                                                           2010      9.40         9.53       0.00
                                                           2011      9.53         7.22       0.00

Barclays Capital Aggregate Bond Index Investment
  Division/(a)/........................................... 2003     10.00        10.01       0.00
                                                           2004     10.01         9.85       0.00
                                                           2005      9.85         9.50       0.00
                                                           2006      9.50         9.36       0.00
                                                           2007      9.36         9.45       0.00
                                                           2008      9.45         9.47       0.00
                                                           2009      9.47         9.41       0.00
                                                           2010      9.41         9.43       0.00
                                                           2011      9.43         9.59       0.00

BlackRock Aggressive Growth Investment Division/(a)/...... 2003     10.00        10.23       0.00
                                                           2004     10.23        10.92       0.00
                                                           2005     10.92        11.43       0.00
                                                           2006     11.43        11.53       0.00
                                                           2007     11.53        13.14       0.00
                                                           2008     13.14         6.74       0.00
                                                           2009      6.74         9.52       0.00
                                                           2010      9.52        10.38       0.00
                                                           2011     10.38         9.52       0.00

BlackRock Bond Income Investment Division/(a)/............ 2003     10.00        10.05       0.00
                                                           2004     10.05         9.92       0.00
                                                           2005      9.92         9.60       0.00
                                                           2006      9.60         9.48       0.00
                                                           2007      9.48         9.52       0.00
                                                           2008      9.52         8.69       0.00
                                                           2009      8.69         8.99       0.00
                                                           2010      8.99         9.21       0.00
                                                           2011      9.21         9.28       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                      5% AIR, 0.75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                         INVESTMENT DIVISION                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

BlackRock Diversified Investment Division/(a)/........................ 2003   $  10.00    $  10.30       0.00
                                                                       2004      10.30       10.57       0.00
                                                                       2005      10.57       10.30       0.00
                                                                       2006      10.30       10.76       0.00
                                                                       2007      10.76       10.77       0.00
                                                                       2008      10.77        7.65       0.00
                                                                       2009       7.65        8.48       0.00
                                                                       2010       8.48        8.79       0.00
                                                                       2011       8.79        8.63       0.00

BlackRock Large Cap Core Investment Division*/(g)/.................... 2007      11.88       11.67       0.00
                                                                       2008      11.67        6.93       0.00
                                                                       2009       6.93        7.83       0.00
                                                                       2010       7.83        8.34       0.00
                                                                       2011       8.34        7.93       0.00

Black Rock Large Cap Investment Division/(a)(g)/...................... 2003      10.00       10.46       0.00
                                                                       2004      10.46       10.96       0.00
                                                                       2005      10.96       10.73       0.00
                                                                       2006      10.73       11.58       0.00
                                                                       2007      11.58       11.98       0.00

BlackRock Large Cap Value Investment Division/(b)/.................... 2004      10.00       10.83       0.00
                                                                       2005      10.83       10.86       0.00
                                                                       2006      10.86       12.25       0.00
                                                                       2007      12.25       11.97       0.00
                                                                       2008      11.97        7.36       0.00
                                                                       2009       7.36        7.74       0.00
                                                                       2010       7.74        7.99       0.00
                                                                       2011       7.99        7.73       0.00

BlackRock Legacy Large Cap Growth Investment Division/(b)/............ 2004      10.00       10.75       0.00
                                                                       2005      10.75       10.88       0.00
                                                                       2006      10.88       10.71       0.00
                                                                       2007      10.71       12.02       0.00
                                                                       2008      12.02        7.21       0.00
                                                                       2009       7.21        9.32       0.00
                                                                       2010       9.32       10.56       0.00
                                                                       2011      10.56        9.09       0.00

BlackRock Legacy Large Cap Growth Investment Division (formerly FI
  Large Cap Investment Division)/(i)/................................. 2006      18.64       18.33       0.00
                                                                       2007      18.33       18.01       0.00
                                                                       2008      18.01        9.39       0.00
                                                                       2009       9.39        9.66       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                              5% AIR, 0.75% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------
                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                 INVESTMENT DIVISION                   YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------

Clarion Global Real Estate Investment Division/(b)/... 2004   $  10.00     $  2.06       0.00
                                                       2005       2.06        2.21       0.00
                                                       2006       2.21        2.88       0.00
                                                       2007       2.88        2.32       0.00
                                                       2008       2.32        1.28       0.00
                                                       2009       1.28        1.64       0.00
                                                       2010       1.64        1.80       0.00
                                                       2011       1.80        1.61       0.00

Davis Venture Value Investment Division/(a)/.......... 2003      10.00       10.62       0.00
                                                       2004      10.62       11.28       0.00
                                                       2005      11.28       11.77       0.00
                                                       2006      11.77       12.75       0.00
                                                       2007      12.75       12.60       0.00
                                                       2008      12.60        7.22       0.00
                                                       2009       7.22        9.01       0.00
                                                       2010       9.01        9.54       0.00
                                                       2011       9.54        8.65       0.00

FI Value Leaders Investment Division/(b)/............. 2004      10.00       11.07       0.00
                                                       2005      11.07       11.59       0.00
                                                       2006      11.59       12.27       0.00
                                                       2007      12.27       12.08       0.00
                                                       2008      12.08        6.97       0.00
                                                       2009       6.97        8.03       0.00
                                                       2010       8.03        8.69       0.00
                                                       2011       8.69        7.71       0.00

Harris Oakmark International Investment Division/(b)/. 2004      10.00       11.33       0.00
                                                       2005      11.33       12.27       0.00
                                                       2006      12.27       14.98       0.00
                                                       2007      14.98       14.04       0.00
                                                       2008      14.04        7.86       0.00
                                                       2009       7.86       11.56       0.00
                                                       2010      11.56       12.75       0.00
                                                       2011      12.75       10.36       0.00

Invesco Small Cap Growth Investment Division/(b)/..... 2004      10.00       10.52       0.00
                                                       2005      10.52       10.80       0.00
                                                       2006      10.80       11.63       0.00
                                                       2007      11.63       12.24       0.00
                                                       2008      12.24        7.10       0.00
                                                       2009       7.10        9.01       0.00
                                                       2010       9.01       10.78       0.00
                                                       2011      10.78       10.10       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                               5% AIR, 0.75% SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------------------------------------
                                                               BEGINNING OF END OF YEAR   NUMBER OF
                                                               YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                  INVESTMENT DIVISION                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-----------------------------------------------------------------------------------------------------

Janus Forty Investment Division/(h)/..................... 2008  $  319.97    $  170.40      0.00
                                                          2009     170.40       230.68      0.00
                                                          2010     230.68       239.17      0.00
                                                          2011     239.17       209.56      0.00

Jennison Growth Investment Division/(c)/................. 2005       9.18        10.75      0.00
                                                          2006      10.75        10.44      0.00
                                                          2007      10.44        11.02      0.00
                                                          2008      11.02         6.62      0.00
                                                          2009       6.62         8.76      0.00
                                                          2010       8.76         9.25      0.00
                                                          2011       9.25         8.79      0.00

Jennison Growth Investment Division (formerly Met/Putnam
  Voyager Investment Division)/(a)(c)/................... 2003      10.00        10.17      0.00
                                                          2004      10.17        10.09      0.00
                                                          2005      10.09         9.08      0.00

Lazard Mid Cap Investment Division/(b)/.................. 2004      10.00        10.61      0.00
                                                          2005      10.61        10.87      0.00
                                                          2006      10.87        11.81      0.00
                                                          2007      11.81        10.88      0.00
                                                          2008      10.88         6.36      0.00
                                                          2009       6.36         8.25      0.00
                                                          2010       8.25         9.61      0.00
                                                          2011       9.61         8.62      0.00

Legg Mason ClearBridge Aggressive Growth Investment
  Division/(a)/.......................................... 2003      10.00        10.31      0.00
                                                          2004      10.31        10.61      0.00
                                                          2005      10.61        11.42      0.00
                                                          2006      11.42        10.62      0.00
                                                          2007      10.62        10.30      0.00
                                                          2008      10.30         5.94      0.00
                                                          2009       5.94         7.49      0.00
                                                          2010       7.49         8.79      0.00
                                                          2011       8.79         8.60      0.00

Legg Mason ClearBridge Aggressive Growth Investment
  Division (formerly Legg Mason Value Equity Investment
  Division)/(k)/......................................... 2006      11.50        12.00      0.00
                                                          2007      12.00        10.69      0.00
                                                          2008      10.69         4.60      0.00
                                                          2009       4.60         6.00      0.00
                                                          2010       6.00         6.11      0.00
                                                          2011       6.11         6.41      0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                      5% AIR, 0.75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                         INVESTMENT DIVISION                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

Legg Mason ClearBridge Aggressive Growth Investment Division
  (formerly Legg Mason Value Equity Investment Division (formerly
  MFS(R) Investors Trust Investment Division))/(a)(d)/................ 2003   $  10.00    $  10.48       0.00
                                                                       2004      10.48       11.04       0.00
                                                                       2005      11.04       11.19       0.00
                                                                       2006      11.19       11.56       0.00

Loomis Sayles Small Cap Core Investment Division/(a)/................. 2003      10.00       10.16       0.00
                                                                       2004      10.16       11.17       0.00
                                                                       2005      11.17       11.30       0.00
                                                                       2006      11.30       12.46       0.00
                                                                       2007      12.46       13.18       0.00
                                                                       2008      13.18        7.98       0.00
                                                                       2009       7.98        9.83       0.00
                                                                       2010       9.83       11.85       0.00
                                                                       2011      11.85       11.27       0.00

Loomis Sayles Small Cap Growth Investment Division/(a)/............... 2003      10.00       10.38       0.00
                                                                       2004      10.38       10.93       0.00
                                                                       2005      10.93       10.82       0.00
                                                                       2006      10.82       11.25       0.00
                                                                       2007      11.25       11.11       0.00
                                                                       2008      11.11        6.18       0.00
                                                                       2009       6.18        7.59       0.00
                                                                       2010       7.59        9.45       0.00
                                                                       2011       9.45        9.20       0.00

Lord Abbett Bond Debenture Investment Division/(a)/................... 2003      10.00       10.24       0.00
                                                                       2004      10.24       10.50       0.00
                                                                       2005      10.50       10.10       0.00
                                                                       2006      10.10       10.45       0.00
                                                                       2007      10.45       10.55       0.00
                                                                       2008      10.55        8.13       0.00
                                                                       2009       8.13       10.55       0.00
                                                                       2010      10.55       11.28       0.00
                                                                       2011      11.28       11.18       0.00

Met/Artisan Mid Cap Value Investment Division/(a)/.................... 2003      10.00       10.77       0.00
                                                                       2004      10.77       11.19       0.00
                                                                       2005      11.19       11.64       0.00
                                                                       2006      11.64       12.37       0.00
                                                                       2007      12.37       10.89       0.00
                                                                       2008      10.89        5.56       0.00
                                                                       2009       5.56        7.44       0.00
                                                                       2010       7.44        8.09       0.00
                                                                       2011       8.09        8.16       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                      5% AIR, 0.75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                         INVESTMENT DIVISION                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

Met/Franklin Income Investment Division (Class B)/(h)/................ 2008   $  0.99      $  0.77       0.00
                                                                       2009      0.77         0.93       0.00
                                                                       2010      0.93         0.99       0.00
                                                                       2011      0.99         0.95       0.00

Met/Franklin Mutual Shares Investment Division (Class B)/(h)/......... 2008      0.99         0.64       0.00
                                                                       2009      0.64         0.75       0.00
                                                                       2010      0.75         0.79       0.00
                                                                       2011      0.79         0.74       0.00

Met/Franklin Templeton Founding Strategy Investment Division (Class
  B)/(h)/............................................................. 2008      0.99         0.68       0.00
                                                                       2009      0.68         0.83       0.00
                                                                       2010      0.83         0.86       0.00
                                                                       2011      0.86         0.80       0.00

Met/Templeton Growth Investment Division (Class B)/(h)/............... 2008      0.99         0.63       0.00
                                                                       2009      0.63         0.79       0.00
                                                                       2010      0.79         0.81       0.00
                                                                       2011      0.81         0.71       0.00

MetLife Aggressive Strategy Investment Division....................... 2011      9.58         7.99       0.00

MetLife Aggressive Strategy Investment Division (formerly MetLife
  Aggressive Allocation Investment Division)/(e)(l)/.................. 2005      9.99        10.85       0.00
                                                                       2006     10.85        11.91       0.00
                                                                       2007     11.91        11.64       0.00
                                                                       2008     11.64         6.57       0.00
                                                                       2009      6.57         8.19       0.00
                                                                       2010      8.19         8.97       0.00
                                                                       2011      8.97         9.61       0.00

MetLife Conservative Allocation Investment Division/(e)/.............. 2005      9.99        10.02       0.00
                                                                       2006     10.02        10.19       0.00
                                                                       2007     10.19        10.19       0.00
                                                                       2008     10.19         8.27       0.00
                                                                       2009      8.27         9.44       0.00
                                                                       2010      9.44         9.84       0.00
                                                                       2011      9.84         9.63       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                      5% AIR, 0.75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                         INVESTMENT DIVISION                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

MetLife Conservative to Moderate Allocation Investment Division/(e)/.. 2005   $  9.99     $  10.24       0.00
                                                                       2006     10.24        10.65       0.00
                                                                       2007     10.65        10.57       0.00
                                                                       2008     10.57         7.85       0.00
                                                                       2009      7.85         9.21       0.00
                                                                       2010      9.21         9.73       0.00
                                                                       2011      9.73         9.31       0.00

MetLife Mid Cap Stock Index Investment Division/(a)/.................. 2003     10.00        10.41       0.00
                                                                       2004     10.41        11.42       0.00
                                                                       2005     11.42        12.12       0.00
                                                                       2006     12.12        12.62       0.00
                                                                       2007     12.62        12.85       0.00
                                                                       2008     12.85         7.75       0.00
                                                                       2009      7.75        10.04       0.00
                                                                       2010     10.04        11.98       0.00
                                                                       2011     11.98        11.11       0.00

MetLife Moderate Allocation Investment Division/(e)/.................. 2005      9.99        10.46       0.00
                                                                       2006     10.46        11.09       0.00
                                                                       2007     11.09        10.96       0.00
                                                                       2008     10.96         7.41       0.00
                                                                       2009      7.41         8.89       0.00
                                                                       2010      8.89         9.53       0.00
                                                                       2011      9.53         8.91       0.00

MetLife Moderate to Aggressive Allocation Investment Division/(e)/.... 2005      9.99        10.68       0.00
                                                                       2006     10.68        11.56       0.00
                                                                       2007     11.56        11.38       0.00
                                                                       2008     11.38         6.99       0.00
                                                                       2009      6.99         8.56       0.00
                                                                       2010      8.56         9.29       0.00
                                                                       2011      9.29         8.47       0.00

MetLife Stock Index Investment Division/(a)/.......................... 2003     10.00        10.51       0.00
                                                                       2004     10.51        10.98       0.00
                                                                       2005     10.98        10.86       0.00
                                                                       2006     10.86        11.86       0.00
                                                                       2007     11.86        11.79       0.00
                                                                       2008     11.79         7.01       0.00
                                                                       2009      7.01         8.36       0.00
                                                                       2010      8.36         9.08       0.00
                                                                       2011      9.08         8.74       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                      5% AIR, 0.75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                         INVESTMENT DIVISION                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

MFS(R) Research International Investment Division/(a)/................ 2003   $  10.00    $  10.87       0.00
                                                                       2004      10.87       12.30       0.00
                                                                       2005      12.30       13.58       0.00
                                                                       2006      13.58       16.29       0.00
                                                                       2007      16.29       17.49       0.00
                                                                       2008      17.49        9.54       0.00
                                                                       2009       9.54       11.90       0.00
                                                                       2010      11.90       12.56       0.00
                                                                       2011      12.56       10.64       0.00

MFS(R) Total Return Investment Division/(b)/.......................... 2004      10.00       10.63       0.00
                                                                       2005      10.63       10.36       0.00
                                                                       2006      10.36       10.99       0.00
                                                                       2007      10.99       10.84       0.00
                                                                       2008      10.84        7.97       0.00
                                                                       2009       7.97        8.94       0.00
                                                                       2010       8.94        9.30       0.00
                                                                       2011       9.30        9.01       0.00

MFS(R) Value Investment Division/(a)/................................. 2003      10.00       10.54       0.00
                                                                       2004      10.54       11.10       0.00
                                                                       2005      11.10       10.35       0.00
                                                                       2006      10.35       11.56       0.00
                                                                       2007      11.56       10.51       0.00
                                                                       2008      10.51        6.61       0.00
                                                                       2009       6.61        7.54       0.00
                                                                       2010       7.54        7.95       0.00
                                                                       2011       7.95        7.58       0.00

Morgan Stanley EAFE(R) Index Investment Division/(a)/................. 2003      10.00       10.89       0.00
                                                                       2004      10.89       12.32       0.00
                                                                       2005      12.32       13.19       0.00
                                                                       2006      13.19       15.67       0.00
                                                                       2007      15.67       16.42       0.00
                                                                       2008      16.42        8.98       0.00
                                                                       2009       8.98       10.93       0.00
                                                                       2010      10.93       11.18       0.00
                                                                       2011      11.18        9.25       0.00

Morgan Stanley Mid Cap Growth Investment Division/(j)/................ 2010       7.16        8.09       0.00
                                                                       2011       8.09        7.14       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                      5% AIR, 0.75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                         INVESTMENT DIVISION                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

Morgan Stanley Mid Cap Growth Investment Division (formerly FI Mid
  Cap Opportunities Investment Division/(a)/)......................... 2003   $  10.00    $  10.24       0.00
                                                                       2004      10.24       11.34       0.00
                                                                       2005      11.34       11.46       0.00
                                                                       2006      11.46       12.12       0.00
                                                                       2007      12.12       12.41       0.00
                                                                       2008      12.41        5.24       0.00
                                                                       2009       5.24        6.63       0.00
                                                                       2010       6.63        7.09       0.00

Neuberger Berman Genesis Investment Division/(a)/..................... 2003      10.00       10.88       0.00
                                                                       2004      10.88       11.86       0.00
                                                                       2005      11.86       11.68       0.00
                                                                       2006      11.68       12.89       0.00
                                                                       2007      12.89       11.76       0.00
                                                                       2008      11.76        6.84       0.00
                                                                       2009       6.84        7.32       0.00
                                                                       2010       7.32        8.41       0.00
                                                                       2011       8.41        8.42       0.00

Neuberger Berman Mid Cap Value Investment Division/(a)/............... 2003      10.00       10.58       0.00
                                                                       2004      10.58       12.29       0.00
                                                                       2005      12.29       13.04       0.00
                                                                       2006      13.04       13.75       0.00
                                                                       2007      13.75       13.44       0.00
                                                                       2008      13.44        6.69       0.00
                                                                       2009       6.69        9.36       0.00
                                                                       2010       9.36       11.18       0.00
                                                                       2011      11.18        9.89       0.00

Oppenheimer Capital Appreciation Investment Division/(e)/............. 2005       8.25        8.73       0.00
                                                                       2006       8.73        8.90       0.00
                                                                       2007       8.90        9.62       0.00
                                                                       2008       9.62        4.93       0.00
                                                                       2009       4.93        6.71       0.00
                                                                       2010       6.71        6.96       0.00
                                                                       2011       6.96        6.51       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                      5% AIR, 0.75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                         INVESTMENT DIVISION                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

Oppenheimer Global Equity Investment Division/(a)/.................... 2003   $  10.00    $  10.76       0.00
                                                                       2004      10.76       11.84       0.00
                                                                       2005      11.84       13.01       0.00
                                                                       2006      13.01       14.34       0.00
                                                                       2007      14.34       14.43       0.00
                                                                       2008      14.43        8.13       0.00
                                                                       2009       8.13       10.79       0.00
                                                                       2010      10.79       11.85       0.00
                                                                       2011      11.85       10.28       0.00

PIMCO Inflation Protected Bond Investment Division/(f)/............... 2006      11.29       11.09       0.00
                                                                       2007      11.09       11.64       0.00
                                                                       2008      11.64       10.28       0.00
                                                                       2009      10.28       11.50       0.00
                                                                       2010      11.50       11.74       0.00
                                                                       2011      11.74       12.37       0.00

PIMCO Total Return Investment Division/(a)/........................... 2003      10.00       10.04       0.00
                                                                       2004      10.04        9.99       0.00
                                                                       2005       9.99        9.67       0.00
                                                                       2006       9.67        9.59       0.00
                                                                       2007       9.59        9.77       0.00
                                                                       2008       9.77        9.29       0.00
                                                                       2009       9.29       10.40       0.00
                                                                       2010      10.40       10.66       0.00
                                                                       2011      10.66       10.42       0.00

RCM Technology Investment Division/(a)/............................... 2003      10.00        9.98       0.00
                                                                       2004       9.98        9.03       0.00
                                                                       2005       9.03        9.51       0.00
                                                                       2006       9.51        9.48       0.00
                                                                       2007       9.48       11.80       0.00
                                                                       2008      11.80        6.22       0.00
                                                                       2009       6.22        9.35       0.00
                                                                       2010       9.35       11.34       0.00
                                                                       2011      11.34        9.67       0.00

Russell 2000(R) Index Investment Division/(a)/........................ 2003      10.00       10.45       0.00
                                                                       2004      10.45       11.64       0.00
                                                                       2005      11.64       11.50       0.00
                                                                       2006      11.50       12.82       0.00
                                                                       2007      12.82       11.93       0.00
                                                                       2008      11.93        7.50       0.00
                                                                       2009       7.50        8.93       0.00
                                                                       2010       8.93       10.72       0.00
                                                                       2011      10.72        9.72       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                               5% AIR, 0.75% SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------------------------------------------
                                                              BEGINNING OF END OF YEAR   NUMBER OF
                                                              YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                  INVESTMENT DIVISION                    YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
----------------------------------------------------------------------------------------------------

SSgA Growth and Income ETF Investment Division/(f)/..... 2006   $  10.56    $  10.92       0.00
                                                         2007      10.92       10.91       0.00
                                                         2008      10.91        7.75       0.00
                                                         2009       7.75        9.15       0.00
                                                         2010       9.15        9.74       0.00
                                                         2011       9.74        9.33       0.00

SSgA Growth ETF Investment Division/(f)/................ 2006      10.76       11.16       0.00
                                                         2007      11.16       11.18       0.00
                                                         2008      11.18        7.10       0.00
                                                         2009       7.10        8.69       0.00
                                                         2010       8.69        9.39       0.00
                                                         2011       9.39        8.71       0.00

T. Rowe Price Large Cap Growth Investment Division/(a)/. 2003      10.00       10.54       0.00
                                                         2004      10.54       10.96       0.00
                                                         2005      10.96       11.04       0.00
                                                         2006      11.04       11.82       0.00
                                                         2007      11.82       12.22       0.00
                                                         2008      12.22        6.71       0.00
                                                         2009       6.71        9.10       0.00
                                                         2010       9.10       10.07       0.00
                                                         2011      10.07        9.41       0.00

T. Rowe Price Mid Cap Growth Investment Division/(a)/... 2003      10.00       10.32       0.00
                                                         2004      10.32       11.53       0.00
                                                         2005      11.53       12.52       0.00
                                                         2006      12.52       12.61       0.00
                                                         2007      12.61       14.05       0.00
                                                         2008      14.05        8.01       0.00
                                                         2009       8.01       11.05       0.00
                                                         2010      11.05       13.38       0.00
                                                         2011      13.38       12.47       0.00

T. Rowe Price Small Cap Growth Investment Division/(a)/. 2003      10.00       10.24       0.00
                                                         2004      10.24       10.75       0.00
                                                         2005      10.75       11.28       0.00
                                                         2006      11.28       11.08       0.00
                                                         2007      11.08       11.50       0.00
                                                         2008      11.50        6.93       0.00
                                                         2009       6.93        9.11       0.00
                                                         2010       9.11       11.62       0.00
                                                         2011      11.62       11.18       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                5% AIR, 0.75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------
                                                                BEGINNING OF END OF YEAR   NUMBER OF
                                                                YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                   INVESTMENT DIVISION                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------

Western Asset Management Strategic Bond Opportunities
  Investment Division/(a)/................................ 2003   $  10.00    $  10.12       0.00
                                                           2004      10.12       10.20       0.00
                                                           2005      10.20        9.91       0.00
                                                           2006       9.91        9.85       0.00
                                                           2007       9.85        9.68       0.00
                                                           2008       9.68        7.77       0.00
                                                           2009       7.77        9.72       0.00
                                                           2010       9.72       10.35       0.00
                                                           2011      10.35       10.39       0.00

Western Asset Management U.S. Government Investment
  Division/(a)/........................................... 2003      10.00       10.00       0.00
                                                           2004      10.00        9.73       0.00
                                                           2005       9.73        9.36       0.00
                                                           2006       9.36        9.22       0.00
                                                           2007       9.22        9.09       0.00
                                                           2008       9.09        8.56       0.00
                                                           2009       8.56        8.44       0.00
                                                           2010       8.44        8.45       0.00
                                                           2011       8.45        8.42       0.00

                                6% AIR, 0.75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------
                                                                BEGINNING OF END OF YEAR   NUMBER OF
                                                                YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                   INVESTMENT DIVISION                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------

American Funds(R) Balanced Allocation Investment Division
  (Class B)/(h)/.......................................... 2008    $  1.00     $  0.67       0.00
                                                           2009       0.67        0.82       0.00
                                                           2010       0.82        0.86       0.00
                                                           2011       0.86        0.79       0.00

American Funds Bond Investment Division (Class 2)/(f)/.... 2006      15.71       15.93       0.00
                                                           2007      15.93       15.41       0.00
                                                           2008      15.41       13.08       0.00
                                                           2009      13.08       13.79       0.00
                                                           2010      13.79       13.74       0.00
                                                           2011      13.74       13.66       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                6% AIR, 0.75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------
                                                                BEGINNING OF END OF YEAR   NUMBER OF
                                                                YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                   INVESTMENT DIVISION                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------

American Funds Global Small Capitalization Investment
  Division (Class 2)/(a)/................................. 2003   $  10.00    $  10.36       0.00
                                                           2004      10.36       11.72       0.00
                                                           2005      11.72       13.76       0.00
                                                           2006      13.76       15.99       0.00
                                                           2007      15.99       18.17       0.00
                                                           2008      18.17        7.91       0.00
                                                           2009       7.91       11.94       0.00
                                                           2010      11.94       13.69       0.00
                                                           2011      13.69       10.37       0.00

American Funds(R) Growth Allocation Investment Division
  (Class B)/(h)/.......................................... 2008       1.00        0.61       0.00
                                                           2009       0.61        0.77       0.00
                                                           2010       0.77        0.82       0.00
                                                           2011       0.82        0.74       0.00

American Funds Growth Investment Division (Class 2)/(a)/.. 2003      10.00       10.36       0.00
                                                           2004      10.36       10.91       0.00
                                                           2005      10.91       11.87       0.00
                                                           2006      11.87       12.26       0.00
                                                           2007      12.26       12.89       0.00
                                                           2008      12.89        6.76       0.00
                                                           2009       6.76        8.82       0.00
                                                           2010       8.82        9.81       0.00
                                                           2011       9.81        8.79       0.00

American Funds Growth-Income Investment Division
  (Class 2)/(a)/.......................................... 2003      10.00       10.53       0.00
                                                           2004      10.53       10.88       0.00
                                                           2005      10.88       10.78       0.00
                                                           2006      10.78       11.63       0.00
                                                           2007      11.63       11.44       0.00
                                                           2008      11.44        6.65       0.00
                                                           2009       6.65        8.18       0.00
                                                           2010       8.18        8.53       0.00
                                                           2011       8.53        7.84       0.00

American Funds(R) Moderate Allocation Investment Division
  (Class B)/(h)/.......................................... 2008       1.00        0.74       0.00
                                                           2009       0.74        0.86       0.00
                                                           2010       0.86        0.88       0.00
                                                           2011       0.88        0.83       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM /ANNUITY CONTRACTS (CONTINUED)

                             6% AIR, 0.75% SEPARATE ACCOUNT CHARGE
-------------------------------------------------------------------------------------------------
                                                           BEGINNING OF END OF YEAR   NUMBER OF
                                                           YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                INVESTMENT DIVISION                   YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-------------------------------------------------------------------------------------------------

Artio International Stock Investment Division........ 2003   $  10.00    $  10.76       0.00
                                                      2004      10.76       11.91       0.00
                                                      2005      11.91       13.16       0.00
                                                      2006      13.16       14.36       0.00
                                                      2007      14.36       14.83       0.00
                                                      2008      14.83        7.75       0.00
                                                      2009       7.75        8.87       0.00
                                                      2010       8.87        8.90       0.00
                                                      2011       8.90        6.68       0.00

Barclays Capital Aggregate Bond Index Investment
  Division/(a)/...................................... 2003      10.00       10.00       0.00
                                                      2004      10.00        9.74       0.00
                                                      2005       9.74        9.31       0.00
                                                      2006       9.31        9.08       0.00
                                                      2007       9.08        9.08       0.00
                                                      2008       9.08        9.01       0.00
                                                      2009       9.01        8.88       0.00
                                                      2010       8.88        8.81       0.00
                                                      2011       8.81        8.87       0.00

BlackRock Aggressive Growth Investment Division/(a)/. 2003      10.00       10.21       0.00
                                                      2004      10.21       10.80       0.00
                                                      2005      10.80       11.20       0.00
                                                      2006      11.20       11.19       0.00
                                                      2007      11.19       12.63       0.00
                                                      2008      12.63        6.42       0.00
                                                      2009       6.42        8.98       0.00
                                                      2010       8.98        9.70       0.00
                                                      2011       9.70        8.81       0.00

BlackRock Bond Income Investment Division/(a)/....... 2003      10.00       10.03       0.00
                                                      2004      10.03        9.81       0.00
                                                      2005       9.81        9.41       0.00
                                                      2006       9.41        9.20       0.00
                                                      2007       9.20        9.15       0.00
                                                      2008       9.15        8.27       0.00
                                                      2009       8.27        8.48       0.00
                                                      2010       8.48        8.60       0.00
                                                      2011       8.60        8.59       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                              6% AIR, 0.75% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------
                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                 INVESTMENT DIVISION                   YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------

BlackRock Diversified Investment Division/(a)/........ 2003   $  10.00    $  10.29       0.00
                                                       2004      10.29       10.45       0.00
                                                       2005      10.45       10.09       0.00
                                                       2006      10.09       10.44       0.00
                                                       2007      10.44       10.35       0.00
                                                       2008      10.35        7.29       0.00
                                                       2009       7.29        8.00       0.00
                                                       2010       8.00        8.22       0.00
                                                       2011       8.22        7.99       0.00

BlackRock Large Cap Core Investment Division*/(g)/.... 2007      11.49       11.21       0.00
                                                       2008      11.21        6.60       0.00
                                                       2009       6.60        7.38       0.00
                                                       2010       7.38        7.79       0.00
                                                       2011       7.79        7.34       0.00

Black Rock Large Cap Investment Division/(a)(g)/...... 2003      10.00       10.44       0.00
                                                       2004      10.44       10.84       0.00
                                                       2005      10.84       10.51       0.00
                                                       2006      10.51       11.24       0.00
                                                       2007      11.24       11.59       0.00

BlackRock Large Cap Value Investment Division/(b)/.... 2004      10.00       10.76       0.00
                                                       2005      10.76       10.69       0.00
                                                       2006      10.69       11.94       0.00
                                                       2007      11.94       11.56       0.00
                                                       2008      11.56        7.04       0.00
                                                       2009       7.04        7.33       0.00
                                                       2010       7.33        7.50       0.00
                                                       2011       7.50        7.19       0.00

BlackRock Legacy Large Cap Growth Investment
  Division/(b)/....................................... 2004      10.00       10.69       0.00
                                                       2005      10.69       10.71       0.00
                                                       2006      10.71       10.44       0.00
                                                       2007      10.44       11.61       0.00
                                                       2008      11.61        6.90       0.00
                                                       2009       6.90        8.84       0.00
                                                       2010       8.84        9.91       0.00
                                                       2011       9.91        8.45       0.00

BlackRock Legacy Large Cap Growth Investment Division
  (formerly FI Large Cap Investment Division)/(i)/.... 2006      18.64       18.22       0.00
                                                       2007      18.22       17.72       0.00
                                                       2008      17.72        9.15       0.00
                                                       2009       9.15        9.38       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                              6% AIR, 0.75% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------
                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                 INVESTMENT DIVISION                   YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------

Clarion Global Real Estate Investment Division/(b)/... 2004   $  10.00     $  2.04       0.00
                                                       2005       2.04        2.17       0.00
                                                       2006       2.17        2.81       0.00
                                                       2007       2.81        2.24       0.00
                                                       2008       2.24        1.22       0.00
                                                       2009       1.22        1.55       0.00
                                                       2010       1.55        1.69       0.00
                                                       2011       1.69        1.50       0.00

Davis Venture Value Investment Division/(a)/.......... 2003      10.00       10.61       0.00
                                                       2004      10.61       11.16       0.00
                                                       2005      11.16       11.53       0.00
                                                       2006      11.53       12.37       0.00
                                                       2007      12.37       12.11       0.00
                                                       2008      12.11        6.87       0.00
                                                       2009       6.87        8.50       0.00
                                                       2010       8.50        8.91       0.00
                                                       2011       8.91        8.01       0.00

FI Value Leaders Investment Division/(b)/............. 2004      10.00       11.00       0.00
                                                       2005      11.00       11.41       0.00
                                                       2006      11.41       11.96       0.00
                                                       2007      11.96       11.67       0.00
                                                       2008      11.67        6.67       0.00
                                                       2009       6.67        7.61       0.00
                                                       2010       7.61        8.16       0.00
                                                       2011       8.16        7.17       0.00

Harris Oakmark International Investment Division/(b)/. 2004      10.00       11.26       0.00
                                                       2005      11.26       12.07       0.00
                                                       2006      12.07       14.61       0.00
                                                       2007      14.61       13.56       0.00
                                                       2008      13.56        7.52       0.00
                                                       2009       7.52       10.95       0.00
                                                       2010      10.95       11.96       0.00
                                                       2011      11.96        9.64       0.00

Invesco Small Cap Growth Investment Division/(b)/..... 2004      10.00       10.45       0.00
                                                       2005      10.45       10.63       0.00
                                                       2006      10.63       11.34       0.00
                                                       2007      11.34       11.82       0.00
                                                       2008      11.82        6.79       0.00
                                                       2009       6.79        8.54       0.00
                                                       2010       8.54       10.11       0.00
                                                       2011      10.11        9.39       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                               6% AIR, 0.75% SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------------------------------------
                                                               BEGINNING OF END OF YEAR   NUMBER OF
                                                               YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                  INVESTMENT DIVISION                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-----------------------------------------------------------------------------------------------------

Janus Forty Investment Division/(h)/..................... 2008  $  316.93    $  167.70      0.00
                                                          2009     167.70       224.88      0.00
                                                          2010     224.88       230.96      0.00
                                                          2011     230.96       200.46      0.00

Jennison Growth Investment Division/(c)/................. 2005       9.05        10.53      0.00
                                                          2006      10.53        10.13      0.00
                                                          2007      10.13        10.59      0.00
                                                          2008      10.59         6.30      0.00
                                                          2009       6.30         8.26      0.00
                                                          2010       8.26         8.64      0.00
                                                          2011       8.64         8.13      0.00

Jennison Growth Investment Division (formerly Met/Putnam
  Voyager Investment Division)/(a)(c)/................... 2003      10.00        10.16      0.00
                                                          2004      10.16         9.98      0.00
                                                          2005       9.98         8.95      0.00

Lazard Mid Cap Investment Division/(b)/.................. 2004      10.00        10.54      0.00
                                                          2005      10.54        10.70      0.00
                                                          2006      10.70        11.51      0.00
                                                          2007      11.51        10.51      0.00
                                                          2008      10.51         6.08      0.00
                                                          2009       6.08         7.81      0.00
                                                          2010       7.81         9.02      0.00
                                                          2011       9.02         8.01      0.00

Legg Mason ClearBridge Aggressive Growth Investment
  Division/(a)/.......................................... 2003      10.00        10.30      0.00
                                                          2004      10.30        10.49      0.00
                                                          2005      10.49        11.18      0.00
                                                          2006      11.18        10.31      0.00
                                                          2007      10.31         9.90      0.00
                                                          2008       9.90         5.65      0.00
                                                          2009       5.65         7.07      0.00
                                                          2010       7.07         8.21      0.00
                                                          2011       8.21         7.96      0.00

Legg Mason ClearBridge Aggressive Growth Investment
  Division (formerly Legg Mason Value Equity Investment
  Division)/(k)/......................................... 2006      11.23        11.65      0.00
                                                          2007      11.65        10.28      0.00
                                                          2008      10.28         4.38      0.00
                                                          2009       4.38         5.65      0.00
                                                          2010       5.65         5.71      0.00
                                                          2011       5.71         5.97      0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                               6% AIR, 0.75% SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------------------------------------------
                                                              BEGINNING OF END OF YEAR   NUMBER OF
                                                              YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                  INVESTMENT DIVISION                    YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
----------------------------------------------------------------------------------------------------

Legg Mason ClearBridge Aggressive Growth Investment
  Division (formerly Legg Mason Value Equity Investment
  Division (formerly MFS(R) Investors Trust Investment
  Division))/(a)(d)/.................................... 2003   $  10.00    $  10.47       0.00
                                                         2004      10.47       10.92       0.00
                                                         2005      10.92       10.97       0.00
                                                         2006      10.97       11.29       0.00

Loomis Sayles Small Cap Core Investment Division/(a)/... 2003      10.00       10.14       0.00
                                                         2004      10.14       11.05       0.00
                                                         2005      11.05       11.07       0.00
                                                         2006      11.07       12.09       0.00
                                                         2007      12.09       12.67       0.00
                                                         2008      12.67        7.60       0.00
                                                         2009       7.60        9.27       0.00
                                                         2010       9.27       11.07       0.00
                                                         2011      11.07       10.43       0.00

Loomis Sayles Small Cap Growth Investment Division/(a)/. 2003      10.00       10.37       0.00
                                                         2004      10.37       10.81       0.00
                                                         2005      10.81       10.60       0.00
                                                         2006      10.60       10.92       0.00
                                                         2007      10.92       10.68       0.00
                                                         2008      10.68        5.88       0.00
                                                         2009       5.88        7.16       0.00
                                                         2010       7.16        8.83       0.00
                                                         2011       8.83        8.51       0.00

Lord Abbett Bond Debenture Investment Division/(a)/..... 2003      10.00       10.23       0.00
                                                         2004      10.23       10.38       0.00
                                                         2005      10.38        9.90       0.00
                                                         2006       9.90       10.14       0.00
                                                         2007      10.14       10.14       0.00
                                                         2008      10.14        7.75       0.00
                                                         2009       7.75        9.95       0.00
                                                         2010       9.95       10.54       0.00
                                                         2011      10.54       10.35       0.00

Met/Artisan Mid Cap Value Investment Division/(a)/...... 2003      10.00       10.75       0.00
                                                         2004      10.75       11.07       0.00
                                                         2005      11.07       11.40       0.00
                                                         2006      11.40       12.01       0.00
                                                         2007      12.01       10.47       0.00
                                                         2008      10.47        5.29       0.00
                                                         2009       5.29        7.01       0.00
                                                         2010       7.01        7.55       0.00
                                                         2011       7.55        7.55       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                 6% AIR, 0.75% SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------------------------------------
                                                                   BEGINNING OF END OF YEAR   NUMBER OF
                                                                   YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                    INVESTMENT DIVISION                       YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
---------------------------------------------------------------------------------------------------------

Met/Franklin Income Investment Division (Class B)/(h)/....... 2008   $  0.99      $  0.77       0.00
                                                              2009      0.77         0.92       0.00
                                                              2010      0.92         0.96       0.00
                                                              2011      0.96         0.92       0.00

Met/Franklin Mutual Shares Investment Division (Class
  B)/(h)/.................................................... 2008      0.99         0.63       0.00
                                                              2009      0.63         0.74       0.00
                                                              2010      0.74         0.77       0.00
                                                              2011      0.77         0.72       0.00

Met/Franklin Templeton Founding Strategy Investment
  Division (Class B)/(h)/.................................... 2008      0.99         0.67       0.00
                                                              2009      0.67         0.81       0.00
                                                              2010      0.81         0.84       0.00
                                                              2011      0.84         0.77       0.00

Met/Templeton Growth Investment Division (Class B)/(h)/...... 2008      0.99         0.63       0.00
                                                              2009      0.63         0.78       0.00
                                                              2010      0.78         0.79       0.00
                                                              2011      0.79         0.69       0.00

MetLife Aggressive Strategy Investment Division.............. 2011      9.05         7.50       0.00

MetLife Aggressive Strategy Investment Division (formerly
  MetLife Aggressive Allocation Investment Division)/(e)(l)/. 2005      9.99        10.78       0.00
                                                              2006     10.78        11.72       0.00
                                                              2007     11.72        11.35       0.00
                                                              2008     11.35         6.34       0.00
                                                              2009      6.34         7.84       0.00
                                                              2010      7.84         8.50       0.00
                                                              2011      8.50         9.08       0.00

MetLife Conservative Allocation Investment Division/(e)/..... 2005      9.99         9.96       0.00
                                                              2006      9.96        10.03       0.00
                                                              2007     10.03         9.93       0.00
                                                              2008      9.93         7.99       0.00
                                                              2009      7.99         9.03       0.00
                                                              2010      9.03         9.33       0.00
                                                              2011      9.33         9.04       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                              6% AIR, 0.75% SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------------------------------
                                                             BEGINNING OF END OF YEAR   NUMBER OF
                                                             YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                 INVESTMENT DIVISION                    YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
---------------------------------------------------------------------------------------------------

MetLife Conservative to Moderate Allocation Investment
  Division/(e)/........................................ 2005   $  9.99     $  10.18       0.00
                                                        2006     10.18        10.48       0.00
                                                        2007     10.48        10.31       0.00
                                                        2008     10.31         7.58       0.00
                                                        2009      7.58         8.81       0.00
                                                        2010      8.81         9.22       0.00
                                                        2011      9.22         8.74       0.00

MetLife Mid Cap Stock Index Investment Division/(a)/... 2003     10.00        10.39       0.00
                                                        2004     10.39        11.29       0.00
                                                        2005     11.29        11.87       0.00
                                                        2006     11.87        12.24       0.00
                                                        2007     12.24        12.35       0.00
                                                        2008     12.35         7.38       0.00
                                                        2009      7.38         9.47       0.00
                                                        2010      9.47        11.19       0.00
                                                        2011     11.19        10.29       0.00

MetLife Moderate Allocation Investment Division/(e)/... 2005      9.99        10.39       0.00
                                                        2006     10.39        10.92       0.00
                                                        2007     10.92        10.68       0.00
                                                        2008     10.68         7.16       0.00
                                                        2009      7.16         8.50       0.00
                                                        2010      8.50         9.03       0.00
                                                        2011      9.03         8.36       0.00

MetLife Moderate to Aggressive Allocation Investment
  Division/(e)/........................................ 2005      9.99        10.61       0.00
                                                        2006     10.61        11.38       0.00
                                                        2007     11.38        11.09       0.00
                                                        2008     11.09         6.75       0.00
                                                        2009      6.75         8.19       0.00
                                                        2010      8.19         8.81       0.00
                                                        2011      8.81         7.95       0.00

MetLife Stock Index Investment Division/(a)/........... 2003     10.00        10.49       0.00
                                                        2004     10.49        10.86       0.00
                                                        2005     10.86        10.64       0.00
                                                        2006     10.64        11.51       0.00
                                                        2007     11.51        11.33       0.00
                                                        2008     11.33         6.67       0.00
                                                        2009      6.67         7.89       0.00
                                                        2010      7.89         8.48       0.00
                                                        2011      8.48         8.09       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                              6% AIR, 0.75% SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------------------------------
                                                             BEGINNING OF END OF YEAR   NUMBER OF
                                                             YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                 INVESTMENT DIVISION                    YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
---------------------------------------------------------------------------------------------------

MFS(R) Research International Investment Division/(a)/. 2003   $  10.00    $  10.85       0.00
                                                        2004      10.85       12.16       0.00
                                                        2005      12.16       13.30       0.00
                                                        2006      13.30       15.81       0.00
                                                        2007      15.81       16.81       0.00
                                                        2008      16.81        9.09       0.00
                                                        2009       9.09       11.23       0.00
                                                        2010      11.23       11.74       0.00
                                                        2011      11.74        9.84       0.00

MFS(R) Total Return Investment Division/(b)/........... 2004      10.00       10.56       0.00
                                                        2005      10.56       10.20       0.00
                                                        2006      10.20       10.72       0.00
                                                        2007      10.72       10.47       0.00
                                                        2008      10.47        7.63       0.00
                                                        2009       7.63        8.47       0.00
                                                        2010       8.47        8.73       0.00
                                                        2011       8.73        8.38       0.00

MFS(R) Value Investment Division/(a)/.................. 2003      10.00       10.52       0.00
                                                        2004      10.52       10.98       0.00
                                                        2005      10.98       10.14       0.00
                                                        2006      10.14       11.21       0.00
                                                        2007      11.21       10.10       0.00
                                                        2008      10.10        6.29       0.00
                                                        2009       6.29        7.12       0.00
                                                        2010       7.12        7.42       0.00
                                                        2011       7.42        7.01       0.00

Morgan Stanley EAFE(R) Index Investment Division/(a)/.. 2003      10.00       10.87       0.00
                                                        2004      10.87       12.18       0.00
                                                        2005      12.18       12.92       0.00
                                                        2006      12.92       15.21       0.00
                                                        2007      15.21       15.78       0.00
                                                        2008      15.78        8.55       0.00
                                                        2009       8.55       10.31       0.00
                                                        2010      10.31       10.44       0.00
                                                        2011      10.44        8.56       0.00

Morgan Stanley Mid Cap Growth Investment Division/(j)/. 2010       6.73        7.56       0.00
                                                        2011       7.56        6.61       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                6% AIR, 0.75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------
                                                                BEGINNING OF END OF YEAR   NUMBER OF
                                                                YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                   INVESTMENT DIVISION                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------

Morgan Stanley Mid Cap Growth Investment Division
  (formerly FI Mid Cap Opportunities Investment
  Division/(a)/).......................................... 2003   $  10.00    $  10.22       0.00
                                                           2004      10.22       11.22       0.00
                                                           2005      11.22       11.23       0.00
                                                           2006      11.23       11.76       0.00
                                                           2007      11.76       11.93       0.00
                                                           2008      11.93        4.99       0.00
                                                           2009       4.99        6.25       0.00
                                                           2010       6.25        6.66       0.00

Neuberger Berman Genesis Investment Division/(a)/......... 2003      10.00       10.86       0.00
                                                           2004      10.86       11.73       0.00
                                                           2005      11.73       11.44       0.00
                                                           2006      11.44       12.51       0.00
                                                           2007      12.51       11.30       0.00
                                                           2008      11.30        6.52       0.00
                                                           2009       6.52        6.90       0.00
                                                           2010       6.90        7.86       0.00
                                                           2011       7.86        7.79       0.00

Neuberger Berman Mid Cap Value Investment Division/(a)/... 2003      10.00       10.56       0.00
                                                           2004      10.56       12.15       0.00
                                                           2005      12.15       12.78       0.00
                                                           2006      12.78       13.34       0.00
                                                           2007      13.34       12.92       0.00
                                                           2008      12.92        6.36       0.00
                                                           2009       6.36        8.83       0.00
                                                           2010       8.83       10.44       0.00
                                                           2011      10.44        9.15       0.00

Oppenheimer Capital Appreciation Investment Division/(e)/. 2005       8.25        8.67       0.00
                                                           2006       8.67        8.76       0.00
                                                           2007       8.76        9.38       0.00
                                                           2008       9.38        4.76       0.00
                                                           2009       4.76        6.42       0.00
                                                           2010       6.42        6.59       0.00
                                                           2011       6.59        6.11       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                      6% AIR, 0.75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                         INVESTMENT DIVISION                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

Oppenheimer Global Equity Investment Division/(a)/.................... 2003   $  10.00    $  10.74       0.00
                                                                       2004      10.74       11.71       0.00
                                                                       2005      11.71       12.74       0.00
                                                                       2006      12.74       13.92       0.00
                                                                       2007      13.92       13.87       0.00
                                                                       2008      13.87        7.74       0.00
                                                                       2009       7.74       10.17       0.00
                                                                       2010      10.17       11.07       0.00
                                                                       2011      11.07        9.52       0.00

PIMCO Inflation Protected Bond Investment Division/(f)/............... 2006      11.28       11.02       0.00
                                                                       2007      11.02       11.46       0.00
                                                                       2008      11.46       10.02       0.00
                                                                       2009      10.02       11.10       0.00
                                                                       2010      11.10       11.23       0.00
                                                                       2011      11.23       11.72       0.00

PIMCO Total Return Investment Division/(a)/........................... 2003      10.00       10.02       0.00
                                                                       2004      10.02        9.88       0.00
                                                                       2005       9.88        9.48       0.00
                                                                       2006       9.48        9.30       0.00
                                                                       2007       9.30        9.39       0.00
                                                                       2008       9.39        8.85       0.00
                                                                       2009       8.85        9.81       0.00
                                                                       2010       9.81        9.96       0.00
                                                                       2011       9.96        9.64       0.00

RCM Technology Investment Division/(a)/............................... 2003      10.00        9.97       0.00
                                                                       2004       9.97        8.93       0.00
                                                                       2005       8.93        9.32       0.00
                                                                       2006       9.32        9.20       0.00
                                                                       2007       9.20       11.34       0.00
                                                                       2008      11.34        5.92       0.00
                                                                       2009       5.92        8.82       0.00
                                                                       2010       8.82       10.60       0.00
                                                                       2011      10.60        8.95       0.00

Russell 2000(R) Index Investment Division/(a)/........................ 2003      10.00       10.44       0.00
                                                                       2004      10.44       11.51       0.00
                                                                       2005      11.51       11.26       0.00
                                                                       2006      11.26       12.44       0.00
                                                                       2007      12.44       11.47       0.00
                                                                       2008      11.47        7.14       0.00
                                                                       2009       7.14        8.42       0.00
                                                                       2010       8.42       10.01       0.00
                                                                       2011      10.01        8.99       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                                      6% AIR, 0.75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                         INVESTMENT DIVISION                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

SSgA Growth and Income ETF Investment Division/(f)/................... 2006   $  10.56    $  10.85       0.00
                                                                       2007      10.85       10.74       0.00
                                                                       2008      10.74        7.55       0.00
                                                                       2009       7.55        8.84       0.00
                                                                       2010       8.84        9.32       0.00
                                                                       2011       9.32        8.84       0.00

SSgA Growth ETF Investment Division/(f)/.............................. 2006      10.76       11.09       0.00
                                                                       2007      11.09       11.00       0.00
                                                                       2008      11.00        6.92       0.00
                                                                       2009       6.92        8.39       0.00
                                                                       2010       8.39        8.98       0.00
                                                                       2011       8.98        8.26       0.00

T. Rowe Price Large Cap Growth Investment Division/(a)/............... 2003      10.00       10.53       0.00
                                                                       2004      10.53       10.84       0.00
                                                                       2005      10.84       10.82       0.00
                                                                       2006      10.82       11.47       0.00
                                                                       2007      11.47       11.75       0.00
                                                                       2008      11.75        6.39       0.00
                                                                       2009       6.39        8.58       0.00
                                                                       2010       8.58        9.41       0.00
                                                                       2011       9.41        8.71       0.00

T. Rowe Price Mid Cap Growth Investment Division/(a)/................. 2003      10.00       10.31       0.00
                                                                       2004      10.31       11.40       0.00
                                                                       2005      11.40       12.26       0.00
                                                                       2006      12.26       12.24       0.00
                                                                       2007      12.24       13.50       0.00
                                                                       2008      13.50        7.63       0.00
                                                                       2009       7.63       10.42       0.00
                                                                       2010      10.42       12.50       0.00
                                                                       2011      12.50       11.54       0.00

T. Rowe Price Small Cap Growth Investment Division/(a)/............... 2003      10.00       10.22       0.00
                                                                       2004      10.22       10.63       0.00
                                                                       2005      10.63       11.05       0.00
                                                                       2006      11.05       10.75       0.00
                                                                       2007      10.75       11.06       0.00
                                                                       2008      11.06        6.60       0.00
                                                                       2009       6.60        8.59       0.00
                                                                       2010       8.59       10.86       0.00
                                                                       2011      10.86       10.35       0.00

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

                              6% AIR, 0.75% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------
                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
                 INVESTMENT DIVISION                   YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------

Western Asset Management Strategic Bond Opportunities
  Investment Division/(a)/............................ 2003   $  10.00    $  10.10       0.00
                                                       2004      10.10       10.08       0.00
                                                       2005      10.08        9.71       0.00
                                                       2006       9.71        9.55       0.00
                                                       2007       9.55        9.30       0.00
                                                       2008       9.30        7.40       0.00
                                                       2009       7.40        9.16       0.00
                                                       2010       9.16        9.67       0.00
                                                       2011       9.67        9.62       0.00

Western Asset Management U.S. Government Investment
  Division/(a)/....................................... 2003      10.00        9.98       0.00
                                                       2004       9.98        9.63       0.00
                                                       2005       9.63        9.17       0.00
                                                       2006       9.17        8.95       0.00
                                                       2007       8.95        8.74       0.00
                                                       2008       8.74        8.15       0.00
                                                       2009       8.15        7.96       0.00
                                                       2010       7.96        7.89       0.00
                                                       2011       7.89        7.80       0.00

----------

NOTES:

/a)/ Inception Date: October 27, 2003.

/b)/ Inception Date: May 1, 2004.

/c)/ The assets of the Met/Putnam Voyager Investment Division merged into the Jennison Growth Investment Division prior to the opening of business on May 2, 2005. The Met/Putnam Voyager Investment Division is no longer available.

/d)/ The assets of MFS(R) Investors Trust Investment Division were merged into the Legg Mason Value Equity Investment Division prior to the opening of business on May 1, 2006. Annuity Unit Values prior to May 1, 2006 are those of MFS(R) Investors Trust Investment Division.

/e)/ Inception Date: May 1, 2005.

/f)/ Inception Date: May 1, 2006.

/g)/ The assets of BlackRock Large Cap Investment Division of the Metropolitan
     Fund were merged into the BlackRock Large Cap Core Investment Division of the Met Investors Fund on April 30, 2007. Annuity Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.

/h)/ Inception Date: April 28, 2008.

/i)/ The assets of the FI Large Cap Investment Division of the Metropolitan
     Fund were merged into the BlackRock Legacy Large Cap Growth Investment Division of the Metropolitan Fund on May 1, 2009. Annuity Unit Values prior to May 1, 2009 are those of the FI Large Cap Investment Division.

/j)/ The assets of FI Mid Cap Opportunities Investment Division were merged into this Investment Division on May 3, 2010. Annuity Unit Values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.

/k)/ The assets of Legg Mason Value Equity Investment Division of the Met
     Investors Trust were merged into the Legg Mason ClearBridge Aggressive Growth Investment Division of the Met Investors Trust on May 2, 2011. Annuity Unit Values prior to May 2, 2011 are those of the Legg Mason Value Equity Investment Division.

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS/SM/ ANNUITY CONTRACTS (CONTINUED)

/l)/ The assets of MetLife Aggressive Allocation Investment Division of the
     Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Trust on May 2, 2011. Annuity Unit Values prior to May 2, 2011 are those of the MetLife Aggressive Allocation Investment Division.

* We are waiving a portion of the Separate Account charge for the Investment Division investing in the BlackRock Large Cap Core Portfolio. Please see the Table of Expenses for more information.